Schedule of Investments (unaudited) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Capital One Multi-Asset Execution Trust 1.66%, 06/17/24	$2,470	$2,445,756
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3, 1.92%, 04/07/22	2,000	1,995,115
Drive Auto Receivables Trust
Series 2018-1, Class D, 3.81%, 05/15/24 (Call 03/15/21)	2,370	2,403,537
Series 2018-2, 4.14%, 08/15/24 (Call 06/15/21)	3,000	3,063,944
Nissan Auto Receivables Owner Trust Series 2016-B, Class A3, 1.32%, 01/15/21 (Call 09/15/20)	167	166,985
Santander Drive Auto Receivables Trust Series 2018-4, Class C, 3.56%, 07/15/24 (Call 07/15/21)	2,000	2,025,831
Synchrony Credit Card Master Note Trust
Series 2015-1, Class A, 2.37%, 03/15/23	800	799,753
Series 2016-2, Class A, 2.21%, 05/15/24	5,000	4,994,433

Total Asset-Backed Securities — 0.7% (Cost: $17,611,198)		17,895,354

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 0.8%
Benchmark Mortgage Trust, Series 2018-B4, Class A2, 3.98%, 07/15/51	3,500	3,694,934
COMM Mortgage Trust
Series 2012-CR1, Class A3, 3.39%, 05/15/45	750	767,270
Series 2013-CR9, Class A4, 4.23%, 07/10/45(a)	2,000	2,132,239
JPMBB Commercial Mortgage Securities Trust
3.02%, 02/15/48 (Call 11/15/24)	2,000	2,034,938
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 02/11/24)	225	240,044
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.80%, 07/15/47	150	159,001
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A4, 4.08%, 07/15/46(a)	3,000	3,188,853
Series 2013-C10, Class AS, 4.08%, 07/15/46(a)	1,000	1,053,486
Series 2014-C18, Class ASB, 3.62%, 10/15/47	1,750	1,800,139
Series 2015-C22, Class A4, 3.31%, 04/15/48	250	260,646
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 03/10/46	800	820,619
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class ASB, 3.24%, 12/15/47	1,500	1,533,584
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.88%, 12/15/45	3,000	3,045,665

		20,731,418

Total Collaterized Mortgage Obligations — 0.8% (Cost: $20,375,503)		20,731,418

Convertible Bonds

Oil & Gas — 0.0%
Denbury Resources Inc., 6.38%, 12/31/24(b)	54	32,520

Total Convertible Bonds — 0.0% (Cost: $38,994)		32,520

Corporate Bonds & Notes

Advertising — 0.1%
Acosta Inc., 7.75%, 10/01/22 (Call 10/01/19)(b)(c)	100	16,000
Clear Channel International BV, 8.75%, 12/15/20 (Call 12/15/19)(b)	100	102,017

Security	Par (000)	Value

Advertising (continued)
Interpublic Group of Companies Inc. (The)
3.50%, 10/01/20	$25	$25,298
3.75%, 10/01/21	230	235,584
3.75%, 02/15/23	165	172,625
4.20%, 04/15/24	75	80,234
Lamar Media Corp., 5.00%, 05/01/23 (Call 05/01/20)	125	127,120
MDC Partners Inc., 6.50%, 05/01/24 (Call 05/01/20)(b)	225	204,215
National CineMedia LLC, 6.00%, 04/15/22 (Call 04/15/20)	100	101,019
Omnicom Group Inc./Omnicom Capital Inc.
3.63%, 05/01/22	535	550,317
4.45%, 08/15/20	275	280,495
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.63%, 02/15/24 (Call 02/15/20)	125	128,670
WPP Finance 2010
3.63%, 09/07/22	85	87,105
4.75%, 11/21/21	137	143,144

		2,253,843

Aerospace & Defense — 0.5%
Airbus Finance BV, 2.70%, 04/17/23(b)	210	212,688
Arconic Inc.
5.40%, 04/15/21 (Call 01/15/21)	335	346,695
5.87%, 02/23/22	200	213,562
6.15%, 08/15/20	225	232,504
BAE Systems Holdings Inc., 2.85%, 12/15/20 (Call 11/15/20)(b)	270	270,653
BAE Systems PLC, 4.75%, 10/11/21(b)	35	36,503
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	25	24,771
1.88%, 06/15/23 (Call 04/15/23)	155	151,635
2.13%, 03/01/22 (Call 02/01/22)	425	422,123
2.30%, 08/01/21	200	199,880
2.35%, 10/30/21	200	199,758
2.80%, 03/01/23 (Call 02/01/23)	345	348,550
Bombardier Inc.
5.75%, 03/15/22(b)	125	127,999
6.00%, 10/15/22 (Call 04/15/20)(b)	300	300,225
6.13%, 01/15/23(b)	325	330,327
8.75%, 12/01/21(b)	300	328,335
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	54	53,267
2.25%, 11/15/22 (Call 08/15/22)	84	84,192
3.00%, 05/11/21	425	431,371
3.38%, 05/15/23 (Call 04/15/23)	415	431,828
3.88%, 07/15/21 (Call 04/15/21)	120	123,252
L3Harris Technologies Inc.
3.85%, 06/15/23 (Call 05/15/23)(b)	250	261,385
4.95%, 02/15/21 (Call 11/15/20)(b)	50	51,502
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	1,165	1,167,668
3.10%, 01/15/23 (Call 11/15/22)	50	51,369
3.35%, 09/15/21	495	505,568
Moog Inc., 5.25%, 12/01/22 (Call 12/01/19)(b)	100	101,650
Northrop Grumman Corp.
2.08%, 10/15/20	325	323,817
2.55%, 10/15/22 (Call 09/15/22)	1,445	1,450,159
3.50%, 03/15/21	470	478,333
Pioneer Holdings LLC/Pioneer Finance Corp., 9.00%, 11/01/22 (Call 11/01/19)(b)	25	25,848

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	$285	$286,114
3.13%, 10/15/20	400	403,968
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	363	366,209
3.20%, 03/15/24 (Call 01/15/24)	19	19,524
Spirit AeroSystems Inc., 3.95%, 06/15/23 (Call 05/15/23)	150	153,997
TransDigm Inc.
6.00%, 07/15/22 (Call 07/15/20)	300	303,321
6.50%, 07/15/24 (Call 07/15/20)	222	227,956
Triumph Group Inc.
4.88%, 04/01/21 (Call 09/03/19)	100	98,755
5.25%, 06/01/22 (Call 06/01/20)	115	112,962
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)	535	530,271
2.30%, 05/04/22 (Call 04/04/22)	260	259,597
3.10%, 06/01/22	478	488,134
3.35%, 08/16/21	45	45,888
3.65%, 08/16/23 (Call 07/16/23)	775	811,766

		13,395,879

Agriculture — 0.3%
Altria Group Inc.
2.85%, 08/09/22	840	845,872
2.95%, 05/02/23	50	50,588
3.49%, 02/14/22 (Call 01/14/22)	55	56,235
3.80%, 02/14/24 (Call 01/14/24)	670	697,309
4.75%, 05/05/21	410	425,605
Archer-Daniels-Midland Co., 3.38%, 03/15/22 (Call 02/15/22)	425	436,666
BAT Capital Corp.
2.30%, 08/14/20	370	369,164
2.76%, 08/15/22 (Call 07/15/22)	745	745,901
BAT International Finance PLC
3.25%, 06/07/22(b)	25	25,412
3.50%, 06/15/22(b)	250	255,160
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	15	15,028
3.50%, 11/24/20(c)	160	161,461
4.35%, 03/15/24 (Call 02/15/24)	141	147,459
Cargill Inc.
3.05%, 04/19/21(b)	500	505,255
3.25%, 03/01/23(b)	95	97,563
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc., 8.50%, 12/15/22 (Call 06/15/20)(b)	75	73,321
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(b)	200	200,162
3.50%, 02/11/23 (Call 11/11/22)(b)	100	101,563
3.75%, 07/21/22 (Call 05/21/22)(b)	550	566,549
Kernel Holding SA, 8.75%, 01/31/22(d)	200	212,484
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	180	178,913
2.38%, 08/17/22 (Call 07/17/22)	141	140,763
2.50%, 08/22/22	290	290,342
2.50%, 11/02/22 (Call 10/02/22)	400	400,564
2.63%, 02/18/22 (Call 01/18/22)	315	316,562
2.63%, 03/06/23	25	25,135
2.88%, 05/01/24 (Call 04/01/24)	215	218,010
2.90%, 11/15/21	280	283,352

Security	Par (000)	Value

Agriculture (continued)
Pyxus International Inc.
8.50%, 04/15/21 (Call 10/15/19)(b)	$73	$74,340
9.88%, 07/15/21 (Call 09/03/19)	150	126,357
Reynolds American Inc.
4.00%, 06/12/22	405	419,438
4.85%, 09/15/23	25	26,861
Viterra Inc., 5.95%, 08/01/20(b)	250	257,585

		8,746,979

Airlines — 0.1%
Air Canada, 7.75%, 04/15/21(b)	105	112,851
American Airlines Group Inc., 5.00%, 06/01/22(b)	200	207,254
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 01/15/23	99	104,086
Delta Air Lines Inc.
3.40%, 04/19/21	325	328,783
3.63%, 03/15/22 (Call 02/15/22)	405	413,250
3.80%, 04/19/23 (Call 03/19/23)	235	242,123
Delta Air Lines Inc. Pass Through Trust, Series 2017-1, Class A, 6.82%, 08/10/22	4	3,748
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	232	232,875
2.75%, 11/16/22 (Call 10/16/22)	115	115,480
UAL Pass Through Trust, Series 2007-1A, 6.64%, 07/02/22	42	44,583
United Airlines Holdings Inc.
4.25%, 10/01/22	100	102,938
5.00%, 02/01/24	150	157,267
6.00%, 12/01/20	65	67,438
Unity 1 Sukuk Ltd., 3.86%, 11/30/21(d)	200	203,348
Virgin Australia Holdings Ltd., 7.88%, 10/15/21(b)	100	102,627

		2,438,651

Apparel — 0.0%
Hanesbrands Inc., 4.63%, 05/15/24 (Call 02/15/24)(b)	225	233,633
Ralph Lauren Corp., 2.63%, 08/18/20 (Call 07/18/20)	150	150,016
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	205	205,474

		589,123

Auto Manufacturers — 1.2%
American Honda Finance Corp.
1.65%, 07/12/21	170	167,799
1.70%, 09/09/21	281	277,499
2.40%, 06/27/24	165	164,571
2.45%, 09/24/20	325	325,575
2.60%, 11/16/22	25	25,205
2.65%, 02/12/21	475	477,166
3.38%, 12/10/21	250	255,982
3.45%, 07/14/23	300	312,228
3.55%, 01/12/24	400	418,460
3.63%, 10/10/23	300	314,400
Aston Martin Capital Holdings Ltd., 6.50%, 04/15/22 (Call 04/15/20)(b)(c)	200	185,302
BCD Acquisition Inc., 9.63%, 09/15/23 (Call 09/15/19)(b)	160	166,965
BMW U.S. Capital LLC
1.85%, 09/15/21 (Call 08/15/21)(b)	175	173,063
2.00%, 04/11/21 (Call 03/11/21)(b)	1,030	1,022,811
2.70%, 04/06/22 (Call 03/06/22)(b)	200	201,650
2.95%, 04/14/22(b)	100	101,304
3.15%, 04/18/24 (Call 03/18/24)(b)	350	360,286
3.40%, 08/13/21(b)	155	157,757
3.45%, 04/12/23 (Call 03/12/23)(b)	275	284,003

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Daimler Finance North America LLC
2.00%, 07/06/21(b)	$50	$49,478
2.30%, 02/12/21(b)	200	199,170
2.70%, 08/03/20(b)	150	150,228
2.85%, 01/06/22(b)	400	402,236
3.00%, 02/22/21(b)	350	352,646
3.35%, 05/04/21(b)	500	506,430
3.40%, 02/22/22(b)	150	152,882
3.65%, 02/22/24(b)	650	674,914
3.70%, 05/04/23(b)	250	258,700
3.75%, 11/05/21(b)	175	179,151
3.88%, 09/15/21(b)	250	256,452
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23	450	472,477
Ford Motor Credit Co. LLC
2.34%, 11/02/20	825	821,221
3.10%, 05/04/23	450	442,993
3.20%, 01/15/21	820	822,542
3.34%, 03/18/21	800	804,096
3.34%, 03/28/22 (Call 02/28/22)	200	200,070
3.81%, 01/09/24 (Call 11/09/23)	500	499,510
4.14%, 02/15/23 (Call 01/15/23)	450	459,148
5.58%, 03/18/24 (Call 02/18/24)	415	443,793
5.60%, 01/07/22	520	548,548
5.88%, 08/02/21	775	815,029
Series FXD, 3.35%, 11/01/22	200	199,816
General Motors Co., 4.88%, 10/02/23	125	132,903
General Motors Financial Co. Inc.
2.45%, 11/06/20	195	194,312
3.15%, 06/30/22 (Call 05/30/22)	620	625,530
3.20%, 07/06/21 (Call 06/06/21)	825	831,072
3.25%, 01/05/23 (Call 12/05/22)	43	43,320
3.45%, 01/14/22 (Call 12/14/21)	389	394,874
3.45%, 04/10/22 (Call 02/10/22)	175	177,121
3.55%, 07/08/22	15	15,237
3.70%, 11/24/20 (Call 10/24/20)	600	606,966
3.70%, 05/09/23 (Call 03/09/23)	605	615,957
3.95%, 04/13/24 (Call 02/13/24)	250	256,162
4.15%, 06/19/23 (Call 05/19/23)	595	615,063
4.20%, 03/01/21 (Call 02/01/21)	502	512,627
4.20%, 11/06/21	75	77,180
4.38%, 09/25/21	327	337,402
5.10%, 01/17/24 (Call 12/17/23)	580	620,867
Harley-Davidson Financial Services Inc.
2.55%, 06/09/22 (Call 05/09/22)(b)	125	123,970
2.85%, 01/15/21 (Call 12/15/20)(b)	100	100,034
3.35%, 02/15/23 (Call 01/15/23)(b)	25	25,215
3.55%, 05/21/21(b)	290	293,393
4.05%, 02/04/22(b)	150	154,187
Hyundai Capital America
2.45%, 06/15/21(c)(d)	500	496,640
3.00%, 10/30/20(d)	162	162,458
3.40%, 06/20/24(b)	200	201,192
3.75%, 07/08/21(d)	100	101,688
3.95%, 02/01/22(b)	105	107,460
3.95%, 02/01/22(d)	200	204,686
4.13%, 06/08/23(c)(d)	300	311,436
4.30%, 02/01/24(b)	125	130,576
4.30%, 02/01/24(c)(d)	300	313,383

Security	Par (000)	Value

Auto Manufacturers (continued)
Hyundai Capital Services Inc.
3.00%, 03/06/22(d)	$600	$601,404
3.00%, 08/29/22(d)	600	601,572
3.75%, 03/05/23(d)	250	256,902
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/23 (Call 02/01/20)(b)(c)	150	148,733
Nissan Motor Acceptance Corp.
2.15%, 09/28/20(b)	250	248,373
2.55%, 03/08/21(b)	250	249,358
2.60%, 09/28/22(b)	300	298,263
2.80%, 01/13/22(b)	50	50,064
3.45%, 03/15/23(b)	100	102,116
3.65%, 09/21/21(b)	85	86,556
3.88%, 09/21/23(b)	350	364,091
PACCAR Financial Corp.
2.05%, 11/13/20	45	44,867
2.30%, 08/10/22	150	149,810
2.65%, 05/10/22	200	201,780
2.80%, 03/01/21	130	130,889
2.85%, 03/01/22	60	60,745
3.15%, 08/09/21	155	157,396
Toyota Motor Corp.
2.16%, 07/02/22	200	199,518
2.36%, 07/02/24	100	99,928
3.18%, 07/20/21	85	86,568
3.42%, 07/20/23	175	182,301
Toyota Motor Credit Corp.
1.90%, 04/08/21	373	371,109
2.15%, 09/08/22	275	274,378
2.25%, 10/18/23	115	115,351
2.60%, 01/11/22	715	721,242
2.65%, 04/12/22	250	252,533
2.70%, 01/11/23	206	208,756
2.75%, 05/17/21	250	252,488
2.80%, 07/13/22	225	228,659
2.90%, 04/17/24	75	76,692
2.95%, 04/13/21	495	501,103
3.30%, 01/12/22	243	248,834
3.35%, 01/08/24	125	130,499
3.40%, 09/15/21	25	25,604
3.45%, 09/20/23	425	444,788
Volkswagen Group of America Finance LLC
4.00%, 11/12/21(b)	200	206,230
4.25%, 11/13/23(b)	700	741,664

		33,007,631

Auto Parts & Equipment — 0.1%
American Axle & Manufacturing Inc., 6.63%, 10/15/22 (Call 10/15/19)	175	177,452
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23 (Call 11/15/19)	225	228,020
8.75%, 08/15/20	65	68,600
Hankook Tire & Technology Co. Ltd., 3.50%, 01/30/23(d)	200	204,554
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	35	36,469
Meritor Inc., 6.25%, 02/15/24 (Call 02/15/20)	125	128,753
Titan International Inc., 6.50%, 11/30/23 (Call 11/30/19)	100	87,222
Toyota Industries Corp., 3.24%, 03/16/23 (Call 02/16/23)(b)	250	255,907
Weichai International Hong Kong Energy Group Co. Ltd., 3.75%, (Call 09/14/22)(a)(d)(e)	400	396,120

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
ZF North America Capital Inc., 4.50%, 04/29/22(b)	$210	$215,783

		1,798,880

Banks — 10.7%
ABN AMRO Bank NV
2.65%, 01/19/21(b)	500	501,490
3.40%, 08/27/21(b)	200	203,788
4.40%, 03/27/28 (Call 03/27/23)(a)(d)	400	412,336
ADCB Finance Cayman Ltd., 4.50%, 03/06/23(d)	400	420,136
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(a)(d)(e)	400	436,056
AHB Sukuk Co. Ltd., 4.38%, 09/19/23(d)	200	210,374
AIB Group PLC, 4.26%, 04/10/25 (Call 04/10/24)(a)(b)	450	462,141
AKCB Finance Ltd., 4.75%, 10/09/23(d)	400	425,308
Al Ahli Bank of Kuwait KSCP, 3.50%, 04/05/22(d)	200	203,012
Alfa Bank AO Via Alfa Bond Issuance PLC
6.95%, (Call 04/30/23)(a)(d)(e)	200	197,162
7.75%, 04/28/21(d)	200	215,080
Amber Circle Funding Ltd., 3.25%, 12/04/22(d)	1,040	1,053,094
ANZ New Zealand Int’l Ltd./London
2.75%, 01/22/21(b)	250	251,140
2.88%, 01/25/22(b)	250	252,348
3.40%, 03/19/24(b)	350	361,973
ASB Bank Ltd.
3.13%, 05/23/24(b)	200	203,412
3.75%, 06/14/23(b)	250	260,158
Australia & New Zealand Banking Group Ltd.
2.13%, 08/19/20	250	249,570
3.30%, 05/17/21	500	508,390
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 11/09/20	250	249,850
2.55%, 11/23/21	600	602,976
2.63%, 05/19/22	250	252,273
2.63%, 11/09/22	350	353,405
Axis Bank Ltd./Dubai, 2.88%, 06/01/21(d)	200	198,934
Azure Nova International Finance Ltd.
2.63%, 11/01/21(d)	400	395,896
3.50%, 03/21/22(d)	200	201,586
Azure Orbit III International Finance Ltd., 2.63%, 03/21/21(d)	200	199,062
Banco BBVA Peru SA, 5.00%, 08/26/22(b)	350	370,695
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	275	276,312
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/22(d)	200	210,240
5.90%, 01/16/21(d)	500	520,035
Banco Davivienda SA, 5.88%, 07/09/22(d)	200	212,504
Banco de Bogota SA, 5.38%, 02/19/23(d)	200	211,826
Banco de Credito del Peru/Panama
3.49%, 09/16/26 (Call 09/16/21)(a)(d)	400	430,212
6.13%, 04/24/27 (Call 04/24/22)(a)(d)	120	128,867
Banco del Estado de Chile
2.67%, 01/08/21 (Call 12/08/20)(d)	200	200,650
3.88%, 02/08/22(b)	600	622,842
4.13%, 10/07/20(b)	200	204,126
Banco do Brasil SA/Cayman
3.88%, 10/10/22	200	203,162
4.75%, 03/20/24(d)	400	418,860
4.88%, 04/19/23(c)(d)	200	210,060
5.38%, 01/15/21(d)	100	102,996
5.88%, 01/26/22(d)	200	211,014
5.88%, 01/19/23(d)	800	856,224

Security	Par (000)	Value

Banks (continued)
Banco do Brasil SA/Cayman Islands, 5.75%, 11/15/23 (Call 11/15/20)(a)(d)	$100	$106,000
Banco Internacional del Peru SAA Interbank, 3.38%, 01/18/23 (Call 10/18/22)(d)	300	302,526
Banco Nacional de Costa Rica, 6.25%, 11/01/23(d)	240	255,490
Banco Safra SA/Cayman Islands, 4.13%, 02/08/23(d)	200	203,528
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
4.13%, 11/09/22(d)	300	309,387
5.95%, 10/01/28 (Call 10/01/23)(a)(d)	300	317,697
Banco Santander SA
2.71%, 06/27/24	200	199,394
3.13%, 02/23/23	200	202,176
3.50%, 04/11/22	400	409,300
3.85%, 04/12/23	400	414,924
Bancolombia SA, 5.13%, 09/11/22	497	522,029
Banistmo SA, 3.65%, 09/19/22(d)	400	402,328
Bank Mandiri Persero Tbk PT, 3.75%, 04/11/24(d)	200	205,810
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	650	648,771
2.33%, 10/01/21 (Call 10/01/20)(a)	345	344,324
2.50%, 10/21/22 (Call 10/21/21)	1,325	1,326,259
2.63%, 10/19/20	590	592,596
2.63%, 04/19/21	855	858,694
2.74%, 01/23/22 (Call 01/23/21)(a)	435	436,135
2.82%, 07/21/23 (Call 07/21/22)(a)	125	126,038
2.88%, 04/24/23 (Call 04/24/22)(a)	675	680,859
3.00%, 12/20/23 (Call 12/20/22)(a)	1,873	1,899,128
3.12%, 01/20/23 (Call 01/20/22)(a)	550	557,848
3.30%, 01/11/23	770	790,798
3.46%, 03/15/25 (Call 03/15/24)(a)	250	258,508
3.50%, 05/17/22 (Call 05/17/21)(a)	160	162,776
3.55%, 03/05/24 (Call 03/05/23)(a)	75	77,457
3.86%, 07/23/24 (Call 07/23/23)(a)	1,000	1,048,000
4.00%, 04/01/24	74	78,707
4.10%, 07/24/23	500	530,260
4.13%, 01/22/24	721	769,083
5.00%, 05/13/21	620	647,416
5.70%, 01/24/22	825	890,794
Bank of Baroda/London, 3.88%, 04/04/24(d)	400	410,136
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(a)(b)(e)	400	429,448
Bank of China Ltd./Hong Kong, 3.20%, 03/08/21, (3 mo. LIBOR US + 0.75%)(d)(f)	400	400,612
Bank of China Ltd./Luxembourg, 2.25%, 07/12/21(d)	200	198,134
Bank of China Ltd./Macau, 2.88%, 04/20/22(d)	400	401,492
Bank of China Ltd./Paris, 3.40%, 11/22/22, (3 mo. LIBOR US + 0.88%)(d)(f)	1,000	1,005,360
Bank of China Ltd./Singapore, 3.15%, 04/17/23, (3 mo. LIBOR US + 0.85%)(d)(f)	900	903,519
Bank of Communications Co. Ltd./Hong Kong
3.17%, 03/21/22, (3 mo. LIBOR US + 0.780%)(d)(f)	400	400,488
3.38%, 05/17/23, (3 mo. LIBOR US + 0.85%)(d)(f)	200	200,220
3.40%, 12/04/22, (3 mo. LIBOR US + 0.9%)(d)(f)	400	401,440
Bank of Ireland Group PLC, 4.50%, 11/25/23(b)	200	208,970
Bank of Montreal
1.90%, 08/27/21	1,645	1,632,514
2.35%, 09/11/22	350	350,773
2.50%, 06/28/24	300	299,508
2.55%, 11/06/22 (Call 10/06/22)	179	180,285

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.90%, 03/26/22	$455	$460,992
Series D, 3.10%, 04/13/21	90	91,207
Series E, 3.30%, 02/05/24	575	594,251
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	930	926,206
2.20%, 08/16/23 (Call 06/16/23)	350	347,683
2.45%, 11/27/20 (Call 10/27/20)	340	340,738
2.50%, 04/15/21 (Call 03/15/21)	260	260,931
2.60%, 08/17/20 (Call 07/17/20)	1,375	1,379,290
2.60%, 02/07/22 (Call 01/07/22)	275	277,236
2.66%, 05/16/23 (Call 05/16/22)(a)	336	338,634
2.95%, 01/29/23 (Call 12/29/22)	275	280,145
3.45%, 08/11/23	107	111,155
3.50%, 04/28/23	125	129,865
3.55%, 09/23/21 (Call 08/23/21)	303	310,614
4.15%, 02/01/21	50	51,351
Bank of New Zealand, 3.50%, 02/20/24(b)	250	259,500
Bank of Nova Scotia (The)
1.85%, 04/14/20	30	29,900
1.88%, 04/26/21	30	29,853
2.35%, 10/21/20	350	350,521
2.45%, 03/22/21	35	35,084
2.45%, 09/19/22	430	432,124
2.50%, 01/08/21	450	451,435
2.70%, 03/07/22	580	586,194
2.80%, 07/21/21	128	129,185
3.13%, 04/20/21	775	785,695
3.40%, 02/11/24	975	1,013,181
4.38%, 01/13/21	50	51,468
4.65%, (Call 10/12/22)(a)(e)	250	243,373
Bank of the Philippine Islands, 4.25%, 09/04/23(d)	200	210,462
Bank Rakyat Indonesia Persero Tbk PT, 3.95%, 03/28/24(d)	400	414,372
Banque Federative du Credit Mutuel SA
2.50%, 04/13/21(b)(c)	200	200,044
2.70%, 07/20/22(b)	200	200,936
3.75%, 07/20/23(b)	250	260,265
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)	1,175	1,175,670
10.18%, 06/12/21(b)	600	674,238
Barclays PLC
3.20%, 08/10/21	650	653,289
3.25%, 01/12/21	525	528,244
3.68%, 01/10/23 (Call 01/10/22)	200	202,054
3.93%, 05/07/25 (Call 05/07/24)(a)	250	252,395
4.34%, 05/16/24 (Call 05/16/23)(a)	500	513,345
4.61%, 02/15/23 (Call 02/15/22)(a)	475	489,117
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	492	489,063
2.15%, 02/01/21 (Call 01/01/21)	250	249,223
2.50%, 08/01/24 (Call 07/01/24)	250	249,600
2.75%, 04/01/22 (Call 03/01/22)	410	413,751
3.05%, 06/20/22 (Call 05/20/22)	425	432,641
3.20%, 09/03/21 (Call 08/03/21)	145	147,275
3.75%, 12/06/23 (Call 11/06/23)	325	342,303
BBVA Bancomer SA/Texas, 6.50%, 03/10/21(d)	698	732,370
BBVA USA
2.88%, 06/29/22 (Call 05/29/22)	250	251,555
3.50%, 06/11/21 (Call 05/11/21)	250	253,878

Security	Par (000)	Value

Banks (continued)
BNG Bank NV
2.13%, 12/14/20(b)	$500	$500,245
2.38%, 02/01/22(b)	700	706,972
2.50%, 02/16/21(b)(c)	250	251,625
2.50%, 01/23/23(b)	500	508,480
2.63%, 02/27/24(b)	1,000	1,030,870
3.00%, 09/20/23(b)	500	519,770
BNP Paribas SA
3.25%, 03/03/23	420	432,310
3.50%, 03/01/23(b)	500	513,750
4.71%, 01/10/25 (Call 01/10/24)(a)(b)	700	748,356
5.00%, 01/15/21	460	477,774
BNZ International Funding Ltd./London
2.65%, 11/03/22(b)	250	250,803
3.38%, 03/01/23(b)	500	513,485
BPCE SA
2.75%, 12/02/21	275	276,548
2.75%, 01/11/23(b)	750	756,060
3.00%, 05/22/22(b)	250	252,180
4.00%, 09/12/23(b)	250	261,275
5.70%, 10/22/23(b)	500	547,800
Caixa Economica Federal, 3.50%, 11/07/22(d)	200	201,644
Canadian Imperial Bank of Commerce
2.10%, 10/05/20	300	299,628
2.55%, 06/16/22	525	529,552
2.61%, 07/22/23 (Call 07/22/22)(a)	500	500,655
2.70%, 02/02/21	525	528,286
3.10%, 04/02/24	500	509,650
3.50%, 09/13/23	250	260,815
Canara Bank/London, 3.88%, 03/28/24(d)	400	408,196
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	600	596,892
2.65%, 08/08/22 (Call 07/08/22)	250	250,680
CBQ Finance Ltd.
3.25%, 06/13/21(d)	200	201,078
5.00%, 05/24/23(d)	200	213,412
China CITIC Bank Corp. Ltd.
3.33%, 12/14/20, (3 mo. LIBOR US + 0.9%)(d)(f)	300	300,291
3.43%, 12/14/22, (3 mo. LIBOR US + 1.000%)(d)(f)	800	801,176
China CITIC Bank International Ltd., 4.63%, 02/28/29 (Call 02/28/24)(a)(d)	250	259,698
China Construction Bank Corp., 4.25%, 02/27/29 (Call 02/27/24)(a)(d)	500	516,835
China Construction Bank Corp./Hong Kong
3.09%, 09/24/21, (3 mo. LIBOR US + 0.750%)(d)(f)	200	200,276
3.18%, 06/08/21, (3 mo. LIBOR US + 0.730%)(d)(f)	200	200,178
China Development Bank
2.13%, 06/01/21 (d)	400	397,244
2.50%, 10/09/20(d)	200	200,020
2.63%, 01/24/22(d)	1,000	1,002,300
China Development Bank Corp./Hong Kong, 1.88%, 11/03/21(d)	200	197,084
CIMB Bank Bhd, 3.26%, 03/15/22(d)	400	405,072
CIT Group Inc.
4.13%, 03/09/21 (Call 02/09/21)	150	152,853
4.75%, 02/16/24 (Call 11/16/23)	125	132,539
5.00%, 08/15/22	275	291,646
5.00%, 08/01/23	225	241,333

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Citibank N.A.
2.13%, 10/20/20 (Call 09/20/20)	$250	$249,545
2.84%, 05/20/22 (Call 04/20/22)(a)	1,000	1,006,330
3.65%, 01/23/24 (Call 12/23/23)	1,180	1,236,569
CITIC Ltd.
2.80%, 12/14/21(d)	200	199,034
6.80%, 01/17/23(d)	500	560,460
Citigroup Inc.
2.35%, 08/02/21	415	414,224
2.65%, 10/26/20	425	426,084
2.70%, 03/30/21	710	713,543
2.70%, 10/27/22 (Call 09/27/22)	10	10,052
2.75%, 04/25/22 (Call 03/25/22)	770	775,767
2.88%, 07/24/23 (Call 07/24/22)(a)	1,357	1,368,507
2.90%, 12/08/21 (Call 11/08/21)	475	480,576
3.14%, 01/24/23 (Call 01/24/22)(a)	1,200	1,216,188
3.35%, 04/24/25 (Call 04/24/24)(a)	500	513,915
3.75%, 06/16/24	75	79,120
3.88%, 10/25/23	25	26,275
4.04%, 06/01/24 (Call 06/01/23)(a)	25	26,262
4.05%, 07/30/22	575	597,603
4.50%, 01/14/22	784	821,122
Citizens Bank N.A./Providence RI, 2.55%, 05/13/21 (Call 04/13/21)	500	500,640
Citizens Financial Group Inc., 2.38%, 07/28/21 (Call 06/28/21)	91	90,706
Comerica Bank, 2.50%, 07/23/24	250	249,685
Comerica Inc., 3.70%, 07/31/23 (Call 07/01/23)	317	330,355
Commerzbank AG, 8.13%, 09/19/23(b)	250	289,035
Commonwealth Bank of Australia
2.00%, 09/06/21(b)	400	397,356
2.05%, 09/18/20(b)	75	74,750
2.50%, 09/18/22(b)	550	552,029
2.75%, 03/10/22(b)	395	399,250
3.45%, 03/16/23(b)	150	155,529
Cooperatieve Rabobank UA
2.63%, 07/22/24(b)	250	249,625
3.88%, 02/08/22	585	605,884
3.88%, 09/26/23(b)	550	578,484
3.95%, 11/09/22	500	517,605
4.50%, 01/11/21	75	77,198
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	750	751,477
2.75%, 01/10/22	425	428,808
2.75%, 01/10/23	650	657,319
3.13%, 04/26/21	250	253,203
Credit Agricole SA/London
3.38%, 01/10/22(b)	250	254,093
3.75%, 04/24/23(b)	250	258,860
Credit Suisse AG/New York NY, 3.00%, 10/29/21	325	329,040
Credit Suisse Group AG
3.00%, 12/14/23 (Call 12/14/22)(a)(b)	250	251,003
3.57%, 01/09/23 (Call 01/09/22)(b)	415	422,607
4.21%, 06/12/24 (Call 06/12/23)(a)(b)	500	523,820
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	950	956,612
3.80%, 09/15/22	500	516,440
3.80%, 06/09/23	300	311,034

Security	Par (000)	Value

Banks (continued)
Danske Bank A/S
2.70%, 03/02/22(b)	$250	$249,568
3.88%, 09/12/23(b)	250	257,448
5.00%, 01/12/22(b)	700	732,676
5.38%, 01/12/24(b)	500	544,930
DBS Group Holdings Ltd.
3.60%, (Call 09/07/21)(a)(d)(e)	200	200,520
4.52%, 12/11/28 (Call 12/11/23)(a)(b)	200	211,196
Deutsche Bank AG
3.13%, 01/13/21	425	422,246
3.38%, 05/12/21	600	597,294
4.30%, 05/24/28 (Call 05/24/23)(a)	400	371,924
Deutsche Bank AG/London, 3.70%, 05/30/24	250	248,168
Deutsche Bank AG/New York NY
3.15%, 01/22/21	448	444,855
3.30%, 11/16/22	350	345,842
3.95%, 02/27/23	400	403,160
4.25%, 02/04/21	205	206,759
4.25%, 10/14/21	410	414,453
Series D, 5.00%, 02/14/22	600	619,272
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22(d)	200	204,876
Dexia Credit Local SA, 2.38%, 09/20/22(b)	1,500	1,508,880
DIB Sukuk Ltd., 3.66%, 02/14/22(d)	600	609,540
Discover Bank
3.20%, 08/09/21 (Call 07/09/21)	250	253,170
3.35%, 02/06/23 (Call 01/06/23)	250	255,983
4.68%, 08/09/28 (Call 08/09/23)(a)	250	259,095
DNB Bank ASA
2.13%, 10/02/20(b)	400	398,432
2.38%, 06/02/21(b)	200	199,562
EIB Sukuk Co. Ltd., 3.54%, 05/31/21(d)	200	201,962
Emirates Development Bank PJSC, 3.52%, 03/06/24(d)	200	205,760
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	400	402,352
3.50%, 03/15/22 (Call 02/15/22)	355	363,626
3.65%, 01/25/24 (Call 12/25/23)	475	496,992
4.30%, 01/16/24 (Call 12/16/23)	20	21,268
Fifth Third Bank/Cincinnati OH
2.88%, 10/01/21 (Call 09/01/21)	250	252,230
3.35%, 07/26/21 (Call 06/26/21)	200	203,680
First Abu Dhabi Bank PJSC
3.00%, 03/30/22(d)	200	202,002
3.27%, 04/16/22, (3 mo. LIBOR US + 0.950%)(d)(f)	400	401,892
First Republic Bank/CA, 2.50%, 06/06/22 (Call 05/06/22)	300	299,094
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(a)(d)	400	420,140
Freedom Mortgage Corp., 10.75%, 04/01/24 (Call 04/01/21)(b)	75	70,295
Global Bank Corp., 4.50%, 10/20/21(d)	200	204,782
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	900	896,544
2.60%, 12/27/20 (Call 12/27/19)	345	345,148
2.63%, 04/25/21 (Call 03/25/21)	750	751,275
2.75%, 09/15/20 (Call 08/15/20)	570	571,966
2.88%, 02/25/21 (Call 01/25/21)	320	321,830
2.88%, 10/31/22 (Call 10/31/21)(a)	849	853,805
2.91%, 06/05/23 (Call 06/05/22)(a)	805	811,368
2.91%, 07/24/23 (Call 07/24/22)(a)	915	922,357
3.00%, 04/26/22 (Call 04/26/21)	970	977,430
3.20%, 02/23/23 (Call 01/23/23)	675	688,318
3.63%, 01/22/23	360	372,308

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.63%, 02/20/24 (Call 01/20/24)	$500	$519,330
4.00%, 03/03/24	875	923,974
5.25%, 07/27/21	1,127	1,186,201
5.75%, 01/24/22	931	1,002,585
Halyk Savings Bank of Kazakhstan JSC, 7.25%, 01/28/21(d)	200	210,186
HSBC Bank PLC, 4.13%, 08/12/20(b)	410	417,187
HSBC Bank USA N.A., 4.88%, 08/24/20	250	255,993
HSBC Holdings PLC
2.65%, 01/05/22	1,150	1,151,334
2.95%, 05/25/21	325	327,324
3.03%, 11/22/23 (Call 11/22/22)(a)	400	404,200
3.26%, 03/13/23 (Call 03/13/22)(a)	700	710,423
3.40%, 03/08/21	900	911,637
3.60%, 05/25/23	275	284,993
3.80%, 03/11/25 (Call 03/11/24)(a)	500	516,735
3.95%, 05/18/24 (Call 05/18/23)(a)	410	427,167
4.00%, 03/30/22	625	646,969
4.25%, 03/14/24	750	785,152
5.10%, 04/05/21	710	739,784
HSBC USA Inc., 2.75%, 08/07/20	400	401,660
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	469	467,044
2.63%, 08/06/24 (Call 07/06/24)	120	119,794
3.15%, 03/14/21 (Call 02/14/21)	60	60,619
Huntington National Bank (The)
2.50%, 08/07/22 (Call 07/07/22)	275	275,693
2.88%, 08/20/20 (Call 07/20/20)	250	250,930
3.25%, 05/14/21 (Call 04/14/21)	250	253,518
ICICI Bank Ltd./Dubai
3.13%, 08/12/20(d)	200	200,346
3.25%, 09/09/22(d)	400	401,716
Industrial & Commercial Bank of China (Asia) Ltd., 5.13%, 11/30/20(d)	200	205,736
Industrial & Commercial Bank of China Ltd., 2.50%, 06/16/21(d)	200	199,046
Industrial & Commercial Bank of China Ltd./Hong Kong
2.88%, 02/21/22(d)	400	400,460
3.49%, 02/21/22, (3 mo. LIBOR US + 0.965%)(d)(f)	200	201,296
Industrial & Commercial Bank of China Ltd./London
3.13%, 10/25/23, (3 mo. LIBOR US + 0.850%)(d)(f)	400	401,068
3.16%, 06/14/21, (3 mo. LIBOR US + 0.730%)(d)(f)	200	200,176
Industrial & Commercial Bank of China Ltd./New York NY, 2.96%, 11/08/22	250	251,008
Industrial & Commercial Bank of China Ltd./Singapore
3.00%, 04/25/22, (3 mo. LIBOR US + 0.720%)(d)(f)	400	400,228
3.17%, 04/16/23, (3 mo. LIBOR US + 0.85%)(d)(f)	300	300,729
3.23%, 04/24/22, (3 mo. LIBOR US + 0.950%)(d)(f)	797	802,428
Industrial Bank Co. Ltd./Hong Kong, 3.37%, 11/20/21, (3 mo. LIBOR US + 0.85%)(d)(f)	200	200,010
Industrial Bank of Korea, 2.87%, 08/02/21, (3 mo. LIBOR US + 0.600%)(d)(f)	200	200,746
Industrial Senior Trust, 5.50%, 11/01/22(d)	100	102,321
ING Bank NV, 2.75%, 03/22/21(b)	250	251,220
ING Groep NV
3.15%, 03/29/22	425	431,762
3.55%, 04/09/24	555	574,564
4.10%, 10/02/23	575	607,275
4.70%, 03/22/28 (Call 03/22/23)(a)(d)	400	416,104

Security	Par (000)	Value

Banks (continued)
Intesa Sanpaolo SpA
3.13%, 07/14/22(b)	$250	$249,470
3.38%, 01/12/23(b)	200	200,170
5.02%, 06/26/24(b)	400	404,504
5.25%, 01/12/24	250	266,563
6.50%, 02/24/21(b)	100	105,141
Itau Unibanco Holding SA/Cayman Islands
5.13%, 05/13/23(d)	200	209,902
5.50%, 08/06/22(d)	600	629,130
5.75%, 01/22/21(d)	485	502,504
6.20%, 12/21/21(d)	500	530,555
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)	1,389	1,385,653
2.40%, 06/07/21 (Call 05/07/21)	225	225,261
2.55%, 10/29/20 (Call 09/29/20)	895	896,459
2.55%, 03/01/21 (Call 02/01/21)	700	701,869
2.70%, 05/18/23 (Call 03/18/23)	880	887,867
2.78%, 04/25/23 (Call 04/25/22)(a)	484	487,088
2.97%, 01/15/23 (Call 01/15/22)	25	25,306
3.20%, 01/25/23	1,550	1,589,649
3.25%, 09/23/22	1,035	1,062,107
3.38%, 05/01/23	694	711,308
3.51%, 06/18/22 (Call 06/18/21)(a)	275	280,203
3.56%, 04/23/24 (Call 04/23/23)(a)	750	776,392
3.63%, 05/13/24	25	26,270
3.80%, 07/23/24 (Call 07/23/23)(a)	680	711,885
3.88%, 02/01/24	175	185,334
4.02%, 12/05/24 (Call 12/05/23)(a)	125	132,208
4.25%, 10/15/20	640	653,952
4.35%, 08/15/21	713	740,237
4.50%, 01/24/22	1,590	1,669,039
4.63%, 05/10/21	540	560,779
Kasikornbank PCL/Hong Kong, 2.38%, 04/06/22(d)	400	395,104
KEB Hana Bank, 3.50%, 01/30/24(d)	200	206,792
KeyBank N.A./Cleveland OH
2.40%, 06/09/22	250	250,178
3.38%, 03/07/23	250	258,300
KeyCorp.
2.90%, 09/15/20	315	316,673
5.10%, 03/24/21	384	400,404
KfW
1.50%, 06/15/21	1,625	1,611,431
1.63%, 03/15/21	990	984,179
1.75%, 09/15/21	25	24,899
1.88%, 11/30/20	750	748,297
1.88%, 12/15/20	300	299,307
2.00%, 11/30/21	1,275	1,277,167
2.00%, 09/29/22	140	140,424
2.00%, 10/04/22	1,185	1,188,508
2.13%, 03/07/22	2,133	2,145,094
2.13%, 06/15/22	888	893,612
2.13%, 01/17/23	1,170	1,178,202
2.38%, 08/25/21	193	194,673
2.38%, 12/29/22	2,139	2,172,368
2.50%, 02/15/22	500	507,330
2.63%, 04/12/21	1,100	1,111,792
2.63%, 01/25/22	765	778,387
2.63%, 02/28/24	2,075	2,140,570
2.75%, 09/08/20	275	276,955

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.75%, 10/01/20	$555	$559,146
2.88%, 05/05/22(d)	500	512,875
Kookmin Bank
2.25%, 02/03/21(d)	300	298,602
3.63%, 10/23/21(d)	200	204,588
Korea Development Bank (The)
3.00%, 09/14/22	820	833,563
3.09%, 09/19/20, (3 mo. LIBOR US + 0.675%)(f)	250	250,825
3.23%, 02/27/22, (3 mo. LIBOR US + 0.705%)(f)	300	301,827
4.63%, 11/16/21	450	472,315
Landeskreditbank Baden-Wuerttemberg Foerderbank, 1.38%, 07/21/21(d)	500	494,155
Landwirtschaftliche Rentenbank
1.63%, 08/18/20(d)	200	198,950
2.25%, 10/01/21	220	221,357
2.38%, 03/24/21(d)	500	502,790
3.13%, 11/14/23	145	152,040
Series 36, 2.00%, 12/06/21	650	650,754
Lloyds Bank PLC
2.70%, 08/17/20	250	250,748
3.30%, 05/07/21	200	202,878
Lloyds Banking Group PLC
2.91%, 11/07/23 (Call 11/07/22)(a)	985	979,464
3.00%, 01/11/22	325	326,748
3.10%, 07/06/21	300	302,898
3.90%, 03/12/24	240	248,323
4.05%, 08/16/23	200	208,082
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	225	234,765
Macquarie Group Ltd.
3.19%, 11/28/23 (Call 11/28/22)(a)(b)	360	364,594
4.15%, 03/27/24 (Call 03/27/23)(a)(b)	200	209,186
Malayan Banking Bhd, 3.91%, 10/29/26 (Call 10/29/21)(a)(d)	200	202,474
Manufacturers & Traders Trust Co., 2.63%, 01/25/21 (Call 12/25/20)	750	752,422
Mashreqbank PSC, 4.25%, 02/26/24(d)	200	208,792
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	250	248,160
2.62%, 07/18/22	200	200,190
2.67%, 07/25/22	1,642	1,648,043
2.80%, 07/18/24	200	201,014
2.95%, 03/01/21	684	688,384
3.00%, 02/22/22	197	199,277
3.22%, 03/07/22	20	20,339
3.41%, 03/07/24	38	39,216
3.46%, 03/02/23	600	617,454
3.54%, 07/26/21	425	433,228
3.76%, 07/26/23	985	1,027,414
Mitsubishi UFJ Trust & Banking Corp., 2.65%, 10/19/20(b)	250	250,733
Mizuho Bank Ltd., 2.70%, 10/20/20(b)	250	250,633
Mizuho Financial Group Inc.
2.27%, 09/13/21	250	248,525
2.60%, 09/11/22	250	250,195
2.63%, 04/12/21(b)	500	500,745
2.72%, 07/16/23 (Call 07/16/22)(a)	200	200,724
2.84%, 07/16/25 (Call 07/16/24)(a)	200	201,068
2.95%, 02/28/22	600	605,136
3.55%, 03/05/23	500	516,450
3.92%, 09/11/24 (Call 09/11/23)(a)	1,000	1,047,360

Security	Par (000)	Value

Banks (continued)
Morgan Stanley
2.50%, 04/21/21	$1,080	$1,081,858
2.63%, 11/17/21	915	918,687
2.72%, 07/22/25 (Call 07/22/24)(a)	500	500,295
2.75%, 05/19/22	1,111	1,118,744
3.13%, 01/23/23	1,120	1,141,381
3.74%, 04/24/24 (Call 04/24/23)(a)	130	135,090
3.75%, 02/25/23	570	592,880
4.10%, 05/22/23	550	576,477
4.88%, 11/01/22	510	544,405
5.50%, 07/28/21	300	317,214
5.75%, 01/25/21	400	418,944
Series F, 3.88%, 04/29/24	650	686,796
MUFG Union Bank N.A., 3.15%, 04/01/22 (Call 03/01/22)	250	254,530
National Australia Bank Ltd., 3.45%, 12/04/23(b)	250	262,363
National Australia Bank Ltd./New York
1.88%, 07/12/21	250	247,995
2.50%, 01/12/21	250	250,793
2.50%, 05/22/22	325	326,531
2.80%, 01/10/22	250	252,780
3.63%, 06/20/23	500	522,615
National Bank of Oman SAOG, 5.63%, 09/25/23(d)	200	206,408
NBK SPC Ltd., 2.75%, 05/30/22(d)	200	200,224
Nederlandse Waterschapsbank NV, 2.13%, 11/15/21(b)	200	200,596
NongHyup Bank, 1.88%, 09/12/21(d)	600	591,450
Nordea Bank Abp
2.25%, 05/27/21(b)	350	349,167
2.50%, 09/17/20(b)	200	200,220
3.75%, 08/30/23(b)	250	259,298
4.88%, 01/14/21(b)	200	207,000
4.88%, 05/13/21(b)	250	258,725
Northern Trust Corp.
2.38%, 08/02/22	100	100,372
3.38%, 08/23/21	150	153,426
NRW Bank
1.50%, 08/23/21(d)	500	494,870
1.75%, 08/17/20(d)	500	497,875
Oesterreichische Kontrollbank AG
1.50%, 10/21/20	815	809,034
1.88%, 01/20/21	1,850	1,844,838
2.38%, 10/01/21	215	216,759
2.88%, 03/13/23	75	77,349
3.13%, 11/07/23	25	26,158
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)	250	249,148
2.50%, 01/22/21 (Call 12/22/20)	250	250,545
2.63%, 02/17/22 (Call 01/17/22)	875	881,667
2.70%, 11/01/22 (Call 10/01/22)	600	603,630
3.50%, 06/08/23 (Call 05/08/23)	500	520,425
PNC Financial Services Group Inc. (The)
3.50%, 01/23/24 (Call 12/24/23)	500	523,395
4.38%, 08/11/20	150	153,029
Popular Inc., 6.13%, 09/14/23 (Call 08/14/23)	100	107,307
QIB Sukuk Ltd., 3.98%, 03/26/24(d)	600	619,236
QNB Finance Ltd.
2.13%, 09/07/21(d)	200	197,484
3.27%, 05/02/22, (3 mo. LIBOR US + 1.000%)(d)(f)	400	400,896
3.50%, 03/28/24(d)	400	408,688
3.87%, 05/31/21, (3 mo. LIBOR US + 1.350%)(d)(f)	400	404,604
QNB Finansbank AS, 4.88%, 05/19/22(d)	400	392,352

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Rakfunding Cayman Ltd., 4.13%, 04/09/24(d)	$200	$205,762
Regions Bank/Birmingham AL
2.75%, 04/01/21 (Call 03/01/21)	250	250,708
3.37%, 08/13/21 (Call 08/13/20)(a)	275	277,060
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	245	246,502
3.20%, 02/08/21 (Call 01/08/21)	325	328,250
3.80%, 08/14/23 (Call 07/14/23)	225	235,586
Rizal Commercial Banking Corp., 4.13%, 03/16/23(d)	200	205,078
Royal Bank of Canada
2.15%, 10/26/20	800	799,304
2.30%, 03/22/21	90	90,206
2.35%, 10/30/20	250	250,425
2.50%, 01/19/21	315	315,976
2.55%, 07/16/24	250	249,600
2.75%, 02/01/22	130	131,560
2.80%, 04/29/22	610	616,850
3.20%, 04/30/21	1,060	1,076,621
3.35%, 10/22/21(b)	200	205,160
3.70%, 10/05/23	410	429,897
Royal Bank of Scotland Group PLC
3.50%, 05/15/23 (Call 05/15/22)(a)	730	734,614
3.88%, 09/12/23	1,250	1,272,475
4.52%, 06/25/24 (Call 06/25/23)(a)	500	518,515
5.13%, 05/28/24	500	524,295
6.00%, 12/19/23	551	595,025
6.10%, 06/10/23	85	91,572
6.13%, 12/15/22	647	698,074
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/19/22)	255	258,720
3.70%, 03/28/22 (Call 02/28/22)	795	812,029
4.45%, 12/03/21 (Call 11/03/21)	310	321,073
Santander UK Group Holdings PLC
2.88%, 10/16/20	300	300,270
2.88%, 08/05/21	225	224,946
3.13%, 01/08/21	435	436,527
3.37%, 01/05/24 (Call 01/05/23)(a)	200	201,072
3.57%, 01/10/23 (Call 01/10/22)	225	227,457
4.80%, 11/15/24 (Call 11/15/23)(a)	500	528,950
Santander UK PLC
2.88%, 06/18/24	250	249,180
3.40%, 06/01/21	300	304,365
3.75%, 11/15/21	235	240,981
4.00%, 03/13/24	400	420,052
5.00%, 11/07/23(b)	400	421,756
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22(d)	1,000	1,040,280
Shinhan Bank Co. Ltd., 3.88%, 12/07/26 (Call 12/07/21)(a)(d)	400	407,536
Siam Commercial Bank PCL/Cayman Islands
2.75%, 05/16/23(d)	200	199,540
3.90%, 02/11/24(d)	400	417,620
SIB Sukuk Co. III Ltd., 3.08%, 09/08/21(d)	250	250,170
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	250	246,675
2.63%, 11/17/20(b)	500	501,770
3.25%, 05/17/21(b)	500	506,295
Skysea International Capital Management Ltd., 4.88%, 12/07/21(d)	400	418,624

Security	Par (000)	Value

Banks (continued)
Societe Generale SA
2.50%, 04/08/21(b)	$200	$199,960
3.88%, 03/28/24(b)	350	362,187
4.25%, 09/14/23(b)	700	734,622
5.20%, 04/15/21(b)	300	312,996
Standard Chartered PLC
3.05%, 01/15/21(b)	710	714,792
3.89%, 03/15/24 (Call 03/15/23)(a)(b)	450	459,067
3.95%, 01/11/23(b)	500	509,865
4.25%, 01/20/23 (Call 01/20/22)(a)(b)	500	514,545
5.20%, 01/26/24(b)	250	267,207
5.70%, 01/25/22(d)	250	263,988
State Bank of India/London
3.25%, 01/24/22(d)	240	241,531
4.38%, 01/24/24(d)	400	420,400
4.50%, 09/28/23(d)	200	210,874
State Street Corp.
1.95%, 05/19/21	354	352,223
2.55%, 08/18/20	360	360,950
2.65%, 05/15/23 (Call 05/15/22)(a)	700	705,138
3.70%, 11/20/23	125	131,846
4.38%, 03/07/21	102	105,382
Sumitomo Mitsui Banking Corp.
3.20%, 07/18/22	500	510,570
3.40%, 07/11/24	500	519,405
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	775	769,466
2.44%, 10/19/21	300	299,778
2.70%, 07/16/24	500	499,375
2.78%, 07/12/22	740	746,482
2.78%, 10/18/22	490	493,822
2.85%, 01/11/22	324	326,799
2.93%, 03/09/21	528	532,023
3.10%, 01/17/23	450	458,104
3.75%, 07/19/23	500	521,670
3.94%, 10/16/23	200	210,748
Suncorp-Metway Ltd.
2.38%, 11/09/20(b)	250	249,725
3.30%, 04/15/24(b)	300	307,092
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	635	634,460
3.00%, 02/02/23 (Call 01/02/23)	25	25,421
3.50%, 08/02/22 (Call 08/02/21)(a)	225	229,172
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	540	542,338
2.90%, 03/03/21 (Call 02/03/21)	675	679,428
Svenska Handelsbanken AB
1.88%, 09/07/21	250	247,318
1.95%, 09/08/20	150	149,403
2.40%, 10/01/20	750	750,517
3.35%, 05/24/21	415	422,516
3.90%, 11/20/23	250	264,665
Swedbank AB, 2.65%, 03/10/21(b)	250	249,983
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)	325	327,236
3.65%, 05/24/21 (Call 04/24/21)	250	253,943
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	320	320,432
TC Ziraat Bankasi AS
4.75%, 04/29/21(d)	400	389,348
5.13%, 05/03/22(d)	400	378,872

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Toronto-Dominion Bank (The)
1.80%, 07/13/21	$576	$571,605
1.85%, 09/11/20	450	448,087
2.13%, 04/07/21	320	319,379
2.50%, 12/14/20	393	394,403
2.55%, 01/25/21	410	411,911
2.65%, 06/12/24	500	504,145
3.15%, 09/17/20	250	252,355
3.25%, 06/11/21	175	178,052
3.25%, 03/11/24	525	543,359
3.50%, 07/19/23	560	585,827
Turkiye Garanti Bankasi AS, 6.13%, 05/24/27 (Call 05/24/22)(a)(d)	600	520,998
Turkiye Halk Bankasi AS, 5.00%, 07/13/21(d)	200	185,410
Turkiye Is Bankasi AS
5.38%, 10/06/21(d)	200	196,184
5.50%, 04/21/22(d)	400	389,948
6.13%, 04/25/24(d)	400	374,044
7.00%, 06/29/28 (Call 06/29/23)(a)(d)	200	169,648
Turkiye Vakiflar Bankasi TAO
5.75%, 01/30/23(d)	200	187,964
6.00%, 11/01/22(d)	200	186,226
8.13%, 03/28/24(d)	200	197,228
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	277	277,307
2.95%, 07/15/22 (Call 06/15/22)	435	442,212
3.00%, 03/15/22 (Call 02/15/22)	283	288,102
3.38%, 02/05/24 (Call 01/05/24)	750	782,137
4.13%, 05/24/21 (Call 04/24/21)	137	141,168
Series V, 2.63%, 01/24/22 (Call 12/23/21)	680	685,460
U.S. Bank N.A./Cincinnati OH
2.85%, 01/23/23 (Call 12/23/22)	250	254,420
3.00%, 02/04/21 (Call 01/04/21)	325	328,237
UBS AG/London, 2.45%, 12/01/20 (Call 11/01/20)(b)	300	301,134
UBS Group Funding Switzerland AG
2.65%, 02/01/22(b)	250	250,673
2.86%, 08/15/23 (Call 08/15/22)(a)(b)	700	703,521
2.95%, 09/24/20(b)	750	756,315
3.00%, 04/15/21(b)	250	251,955
3.49%, 05/23/23 (Call 05/23/22)(b)	550	562,606
UniCredit SpA
3.75%, 04/12/22(b)	250	254,213
6.57%, 01/14/22(b)	700	748,909
Union National Bank PJSC, 4.00%, 03/13/23(d)	200	207,310
United Overseas Bank Ltd.
2.88%, 03/08/27 (Call 03/08/22)(a)(d)	400	398,044
3.50%, 09/16/26 (Call 09/16/21)(a)(d)	600	605,460
Vnesheconombank Via VEB Finance PLC, 5.94%, 11/21/23(d)	400	432,896
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22(d)	400	425,544
Wells Fargo & Co.
2.10%, 07/26/21	585	582,093
2.50%, 03/04/21	750	750,930
2.55%, 12/07/20	625	626,419
2.63%, 07/22/22	1,275	1,282,000
3.00%, 01/22/21	125	126,118
3.07%, 01/24/23 (Call 01/24/22)	1,636	1,659,346
3.50%, 03/08/22	1,125	1,155,184
3.75%, 01/24/24 (Call 12/24/23)	1,265	1,326,201
4.48%, 01/16/24	107	114,361

Security	Par (000)	Value

Banks (continued)
4.60%, 04/01/21	$495	$512,899
Series M, 3.45%, 02/13/23	415	425,553
Wells Fargo Bank N.A.
2.60%, 01/15/21	550	552,101
3.55%, 08/14/23 (Call 07/14/23)	500	520,085
3.63%, 10/22/21 (Call 09/21/21)	300	307,704
Westpac Banking Corp.
2.00%, 08/19/21	250	248,465
2.10%, 05/13/21	450	448,375
2.50%, 06/28/22	475	477,755
2.60%, 11/23/20	790	792,710
2.65%, 01/25/21	50	50,253
2.75%, 01/11/23	500	506,660
2.80%, 01/11/22	310	313,766
3.30%, 02/26/24	715	742,206
3.65%, 05/15/23	250	261,563
Woori Bank
2.63%, 07/20/21(d)	200	200,154
5.25%, (Call 05/16/22)(a)(d)(e)	200	206,446
5.88%, 04/13/21(b)	500	525,605
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22(d)	400	378,552
5.75%, 02/24/22(d)	200	196,152
6.10%, 03/16/23(d)	200	193,272
Zions Bancorp. N.A., 3.50%, 08/27/21	250	254,415

		287,889,197

Beverages — 0.5%
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21 (Call 01/01/21)	1,030	1,035,490
3.30%, 02/01/23 (Call 12/01/22)	1,319	1,358,464
3.70%, 02/01/24	500	525,930
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	50	50,643
Beverages & More Inc., 11.50%, 06/15/22 (Call 06/15/20)(b)	35	26,955
Coca-Cola Co. (The)
1.55%, 09/01/21	625	617,912
1.88%, 10/27/20	505	503,142
2.20%, 05/25/22	410	410,463
2.45%, 11/01/20	625	626,825
3.15%, 11/15/20	150	151,751
3.30%, 09/01/21	230	235,522
Constellation Brands Inc.
2.25%, 11/06/20	61	60,796
2.65%, 11/07/22 (Call 10/07/22)	25	25,091
2.70%, 05/09/22 (Call 04/09/22)	299	299,954
3.20%, 02/15/23 (Call 01/15/23)	425	434,172
3.75%, 05/01/21	185	188,848
4.25%, 05/01/23	260	275,150
Diageo Capital PLC, 2.63%, 04/29/23 (Call 01/29/23)	370	373,341
Diageo Investment Corp., 2.88%, 05/11/22	450	456,777
Heineken NV, 3.40%, 04/01/22(b)	125	128,245
Keurig Dr Pepper Inc.
3.55%, 05/25/21	355	361,457
4.06%, 05/25/23 (Call 04/25/23)	805	844,155
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	560	556,181
3.50%, 05/01/22	35	35,807
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	150	148,428
2.00%, 04/15/21 (Call 03/15/21)	15	14,952
2.15%, 10/14/20 (Call 09/14/20)	550	549,708

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
2.25%, 05/02/22 (Call 04/02/22)	$331	$331,990
2.75%, 03/05/22	170	172,759
3.00%, 08/25/21	277	281,454
3.10%, 07/17/22 (Call 05/17/22)	320	328,042
3.13%, 11/01/20	50	50,561
3.60%, 03/01/24 (Call 12/01/23)	250	263,973
Pernod Ricard SA
4.45%, 01/15/22(b)	400	418,112
5.75%, 04/07/21(b)	150	157,985

		12,301,035

Biotechnology — 0.3%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	420	415,317
2.25%, 08/19/23 (Call 06/19/23)	550	546,513
2.65%, 05/11/22 (Call 04/11/22)	320	321,814
2.70%, 05/01/22 (Call 03/01/22)	350	352,110
3.45%, 10/01/20	125	126,438
3.63%, 05/15/22 (Call 02/15/22)	60	61,757
3.63%, 05/22/24 (Call 02/22/24)	25	26,207
3.88%, 11/15/21 (Call 08/15/21)	430	442,255
4.10%, 06/15/21 (Call 03/15/21)	310	318,224
Biogen Inc.
2.90%, 09/15/20	550	552,744
3.63%, 09/15/22	50	51,647
Bio-Rad Laboratories Inc., 4.88%, 12/15/20	305	312,457
Celgene Corp.
2.25%, 08/15/21	360	358,132
2.75%, 02/15/23 (Call 01/15/23)	75	75,611
2.88%, 08/15/20	425	426,619
2.88%, 02/19/21	25	25,137
3.25%, 08/15/22	375	383,422
3.25%, 02/20/23 (Call 01/20/23)	370	378,684
3.55%, 08/15/22	256	264,264
3.95%, 10/15/20	50	50,865
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	175	173,504
2.55%, 09/01/20	1,099	1,100,956
3.25%, 09/01/22 (Call 07/01/22)	135	138,195
3.70%, 04/01/24 (Call 01/01/24)	775	813,843
4.40%, 12/01/21 (Call 09/01/21)	454	472,950
4.50%, 04/01/21 (Call 01/01/21)	185	190,422

		8,380,087

Building Materials — 0.1%
Associated Materials LLC/AMH New Finance Inc., 9.00%, 01/01/24 (Call 01/01/20)(b)	30	28,374
CPG Merger Sub LLC, 8.00%, 10/01/21 (Call 10/01/19)(b)	75	75,213
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	305	320,402
Griffon Corp., 5.25%, 03/01/22 (Call 03/01/20)	325	324,161
Masco Corp., 3.50%, 04/01/21 (Call 03/01/21)	65	65,855
Masonite International Corp., 5.63%, 03/15/23 (Call 03/15/20)(b)	120	123,384
Norbord Inc., 6.25%, 04/15/23 (Call 01/15/23)(b)	50	53,259
Omnimax International Inc., 12.00%, 08/15/20 (Call 08/15/19)(b)	100	100,334
Owens Corning, 4.20%, 12/15/22 (Call 09/15/22)	15	15,683
Standard Industries Inc./NJ, 5.50%, 02/15/23 (Call 02/15/20)(b)	150	153,808

Security	Par (000)	Value

Building Materials (continued)
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 07/15/20)	$175	$177,737

		1,438,210

Chemicals — 0.7%
Air Liquide Finance SA, 1.75%, 09/27/21 (Call 08/27/21)(b)	300	296,223
Air Products & Chemicals Inc.
2.75%, 02/03/23	50	50,710
3.00%, 11/03/21	325	329,803
Alpek SAB de CV, 5.38%, 08/08/23(d)	400	427,564
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	250	259,912
Blue Cube Spinco LLC, 9.75%, 10/15/23 (Call 10/15/20)	46	50,704
Braskem Finance Ltd.
5.75%, 04/15/21(d)	400	417,588
6.45%, 02/03/24	250	277,450
Braskem Netherlands Finance BV, 3.50%, 01/10/23(d)	200	200,810
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	25	25,665
4.63%, 11/15/22	226	238,670
5.88%, 06/15/21	140	148,095
CF Industries Inc.
3.40%, 12/01/21(b)	75	75,854
3.45%, 06/01/23	262	264,599
Chemours Co. (The), 6.63%, 05/15/23 (Call 05/15/20)	250	251,260
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 3.30%, 05/01/23 (Call 04/01/23)(b)	160	163,171
CNAC HK Finbridge Co. Ltd.
3.50%, 07/19/22(d)	1,000	1,004,990
4.63%, 03/14/23(d)	700	731,766
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 06/15/20)(b)	150	156,923
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	335	339,013
3.15%, 05/15/24 (Call 04/15/24)(b)	100	101,861
4.13%, 11/15/21 (Call 08/15/21)	705	727,920
DuPont de Nemours Inc.
3.77%, 11/15/20	535	543,993
4.21%, 11/15/23 (Call 10/15/23)	997	1,061,047
Eastman Chemical Co.
3.50%, 12/01/21	160	163,059
3.60%, 08/15/22 (Call 05/15/22)	365	373,439
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	229	229,156
3.25%, 01/14/23 (Call 11/19/22)	240	246,252
4.35%, 12/08/21	183	191,405
Equate Petrochemical BV, 3.00%, 03/03/22(d)	400	401,600
Eurochem Finance DAC, 5.50%, 03/13/24(d)	400	424,156
GC Treasury Center Co. Ltd., 4.25%, 09/19/22(d)	200	207,282
Hanwha Total Petrochemical Co. Ltd., 3.88%, 01/23/24(d)	200	207,512
Huntsman International LLC, 5.13%, 11/15/22 (Call 08/15/22)	140	147,687
International Flavors & Fragrances Inc., 3.40%, 09/25/20	130	131,158
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding Inc./Kissner USA, 8.38%, 12/01/22 (Call 06/01/20)(b)	100	103,965
LYB International Finance BV, 4.00%, 07/15/23	465	490,431
Mexichem SAB de CV, 4.88%, 09/19/22(d)	200	210,098
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	450	457,686
4.25%, 11/15/23 (Call 08/15/23)	241	255,515
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	540	546,620

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
OCI NV, 6.63%, 04/15/23 (Call 04/15/20)(b)	$200	$208,336
Olin Corp., 5.50%, 08/15/22	75	78,996
Phosagro OAO via Phosagro Bond Funding DAC, 3.95%, 11/03/21(d)	200	203,410
Phosagro OAO Via Phosagro Bond Funding DAC, 3.95%, 04/24/23(d)	200	202,670
PolyOne Corp., 5.25%, 03/15/23	164	174,599
PPG Industries Inc., 3.20%, 03/15/23 (Call 02/15/23)	45	46,138
PQ Corp., 6.75%, 11/15/22 (Call 05/15/20)(b)	185	191,534
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	65	64,908
2.45%, 02/15/22 (Call 11/15/21)	210	211,111
2.70%, 02/21/23 (Call 11/21/22)	200	202,276
3.00%, 09/01/21	100	101,441
4.05%, 03/15/21	25	25,707
Rayonier AM Products Inc., 5.50%, 06/01/24 (Call 06/01/20)(b)	125	100,044
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)	25	25,373
SABIC Capital II BV, 4.00%, 10/10/23(d)	200	209,722
Sasol Financing International Ltd., 4.50%, 11/14/22	200	206,088
SASOL Financing USA LLC, 5.88%, 03/27/24 (Call 02/27/24)	500	535,670
Sherwin-Williams Co. (The), 2.75%, 06/01/22 (Call 05/01/22)	579	582,850
Solvay Finance America LLC, 3.40%, 12/03/20 (Call 11/03/20)(b)	50	50,426
Syngenta Finance NV
3.13%, 03/28/22	965	965,367
3.93%, 04/23/21(b)	250	254,125
4.44%, 04/24/23 (Call 03/24/23)(b)	400	416,196
TPC Group Inc.
8.75%, 12/15/20 (Call 08/12/19)(b)	200	200,178
10.50%, 08/01/24 (Call 08/01/21)(b)	100	105,284
WR Grace & Co.-Conn, 5.13%, 10/01/21(b)	250	259,713
Yingde Gases Investment Ltd., 6.25%, 01/19/23 (Call 01/19/21)(d)	200	203,910

		18,758,684

Coal — 0.0%
Foresight Energy LLC/Foresight Energy Finance Corp., 11.50%, 04/01/23 (Call 04/01/20)(b)	100	35,983
Indo Energy Finance II BV, 6.38%, 01/24/23 (Call 01/24/20)(d)	200	202,618
Korea Resources Corp.
2.25%, 04/19/21(d)	200	198,778
3.00%, 04/24/22(d)	200	201,498
Peabody Energy Corp., 6.00%, 03/31/22 (Call 03/31/20)(b)	125	127,802

		766,679

Commercial Services — 0.3%
ACE Cash Express Inc., 12.00%, 12/15/22 (Call 12/15/19)(b)	67	65,383
Adani Abbot Point Terminal Pty Ltd., 4.45%, 12/15/22(b)(c)	200	198,216
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 05/15/20)(b)	150	130,203
Algeco Global Finance PLC, 8.00%, 02/15/23 (Call 02/15/20)(b)	200	205,512
APX Group Inc.
7.63%, 09/01/23 (Call 09/01/19)(c)	100	79,910
7.88%, 12/01/22 (Call 12/01/19)	217	206,170
8.75%, 12/01/20 (Call 09/03/19)	127	121,154

Security	Par (000)	Value

Commercial Services (continued)
Automatic Data Processing Inc., 2.25%, 09/15/20 (Call 08/15/20)	$290	$290,139
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.50%, 04/01/23 (Call 04/01/20)	71	72,334
6.38%, 04/01/24 (Call 04/01/20)(b)	100	104,529
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	310	314,576
5.50%, 11/01/22 (Call 05/01/22)	125	134,052
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24 (Call 08/01/21)(b)	20	20,591
Cintas Corp. No. 2, 2.90%, 04/01/22 (Call 03/01/22)	385	389,928
DP World Crescent Ltd., 3.91%, 05/31/23(d)	200	205,472
Emeco Pty Ltd., Series B, 9.25%, 03/31/22 (Call 03/31/20)	100	105,892
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	130	129,388
3.60%, 08/15/21	50	50,814
3.95%, 06/15/23 (Call 05/15/23)	25	25,971
ERAC USA Finance LLC, 4.50%, 08/16/21(b)	45	46,764
Flexi-Van Leasing Inc., 10.00%, 02/15/23 (Call 02/15/20)(b)	75	72,903
Hertz Corp. (The)
5.88%, 10/15/20 (Call 08/11/19)	145	145,046
6.25%, 10/15/22 (Call 10/15/19)	125	126,441
7.38%, 01/15/21 (Call 01/15/20)	125	125,084
7.63%, 06/01/22 (Call 06/01/20)(b)	375	389,351
HPHT Finance 17 Ltd., 2.75%, 09/11/22(d)	400	398,436
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	45	46,314
4.13%, 08/01/23 (Call 07/01/23)	325	338,845
5.00%, 11/01/22 (Call 08/01/22)(b)	154	163,291
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 08/01/19)(b)	275	284,859
LSC Communications Inc., 8.75%, 10/15/23 (Call 10/15/19)(b)	100	76,107
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc., 7.88%, 10/01/22 (Call 10/01/19)(b)	95	91,128
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	50	50,083
2.75%, 12/15/21 (Call 11/15/21)	100	100,632
4.50%, 09/01/22 (Call 06/01/22)	250	263,792
5.50%, 09/01/20	175	180,472
Nielsen Co Luxembourg SARL/The, 5.50%, 10/01/21 (Call 10/01/19)(b)	175	175,528
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 09/03/19)	145	145,232
5.00%, 04/15/22 (Call 04/15/20)(b)	625	624,756
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(b)	215	219,485
9.25%, 05/15/23 (Call 05/15/20)(b)	321	337,053
Quad/Graphics Inc., 7.00%, 05/01/22	70	71,396
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	50	50,818
3.50%, 03/16/23 (Call 02/16/23)	365	376,049
Rent-A-Center Inc./TX
4.75%, 05/01/21 (Call 08/15/19)	75	74,973
6.63%, 11/15/20 (Call 08/15/19)	75	75,016
RR Donnelley & Sons Co.
6.00%, 04/01/24(c)	100	98,172
6.50%, 11/15/23(c)	50	49,641
7.88%, 03/15/21	64	64,428

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
S&P Global Inc., 3.30%, 08/14/20 (Call 07/14/20)	$60	$60,530
Service Corp. International/U.S.
4.50%, 11/15/20 (Call 09/03/19)	40	40,070
8.00%, 11/15/21	75	82,488
Sotera Health Topco Inc. (8.88% PIK), 8.13%, 11/01/21 (Call 10/27/19)(b)(g)	140	139,458
Total System Services Inc.
3.75%, 06/01/23 (Call 03/01/23)	200	206,120
3.80%, 04/01/21 (Call 03/01/21)	185	188,145
4.00%, 06/01/23 (Call 05/01/23)	156	162,593
United Rentals North America Inc., 4.63%, 07/15/23 (Call 07/15/20)	250	255,807
WEX Inc., 4.75%, 02/01/23 (Call 02/01/20)(b)	100	100,844

		9,348,384

Computers — 0.8%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)	450	444,704
2.00%, 11/13/20	350	349,580
2.10%, 09/12/22 (Call 08/12/22)	360	359,438
2.15%, 02/09/22	160	160,080
2.25%, 02/23/21 (Call 01/23/21)	920	921,748
2.30%, 05/11/22 (Call 04/11/22)	305	306,427
2.40%, 01/13/23 (Call 12/13/22)	705	710,400
2.40%, 05/03/23	965	972,392
2.50%, 02/09/22 (Call 01/09/22)	375	378,255
2.70%, 05/13/22	75	76,136
2.85%, 05/06/21	875	885,369
2.85%, 02/23/23 (Call 12/23/22)	260	265,988
2.85%, 05/11/24 (Call 03/11/24)	515	528,405
3.00%, 02/09/24 (Call 12/09/23)	525	541,637
3.45%, 05/06/24	500	526,645
Dell Inc., 4.63%, 04/01/21	120	123,107
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(b)	500	515,515
4.42%, 06/15/21 (Call 05/15/21)(b)	1,235	1,269,592
5.45%, 06/15/23 (Call 04/15/23)(b)	945	1,018,927
5.88%, 06/15/21 (Call 06/15/20)(b)	375	381,540
Diebold Nixdorf Inc., 8.50%, 04/15/24 (Call 04/15/20)	100	97,790
DynCorp International Inc. (11.88% PIK), 11.88%, 11/30/20 (Call 08/23/19)(g)	0	350
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	280	276,405
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(b)	250	204,680
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)	250	250,010
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (Call 02/15/20)(b)	200	169,702
9.25%, 03/01/21 (Call 03/01/20)(b)(c)	170	162,884
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	679	686,829
4.40%, 10/15/22 (Call 08/15/22)	655	688,254
HP Inc.
3.75%, 12/01/20	115	116,889
4.05%, 09/15/22	195	202,952
4.65%, 12/09/21	125	130,798
IBM Credit LLC
1.80%, 01/20/21	200	198,496
2.20%, 09/08/22	100	99,403
2.65%, 02/05/21	415	417,050
3.00%, 02/06/23	760	774,592

Security	Par (000)	Value

Computers (continued)
3.45%, 11/30/20	$265	$268,967
3.60%, 11/30/21	255	261,875
International Business Machines Corp.
1.88%, 08/01/22	400	394,720
2.25%, 02/19/21	100	99,959
2.50%, 01/27/22	450	451,485
2.80%, 05/13/21	500	504,185
2.85%, 05/13/22	500	506,415
3.00%, 05/15/24	900	920,574
3.63%, 02/12/24	525	550,567
Leidos Holdings Inc., 4.45%, 12/01/20 (Call 09/01/20)	125	126,963
Lenovo Group Ltd., 3.88%, 03/16/22(d)	400	396,976
Lenovo Perpetual Securities Ltd., 5.38%, (Call 03/16/22)(a)(d)(e)	200	196,172
NCR Corp.
4.63%, 02/15/21 (Call 09/03/19)	100	100,142
5.00%, 07/15/22 (Call 07/15/20)	150	150,708
5.88%, 12/15/21 (Call 12/15/19)	100	100,889
6.38%, 12/15/23 (Call 12/15/19)	250	257,080
NetApp Inc., 3.38%, 06/15/21 (Call 04/15/21)	135	136,455
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	450	459,167
4.75%, 06/01/23	110	113,860
4.88%, 03/01/24 (Call 01/01/24)	250	256,510

		21,466,638

Cosmetics & Personal Care — 0.1%
Avon International Capital PLC, 6.50%, 08/15/22 (Call 08/15/19)(b)	100	101,861
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/19)(b)	125	129,980
Avon Products Inc., 7.00%, 03/15/23	125	125,891
Colgate-Palmolive Co.
2.10%, 05/01/23	250	249,340
2.25%, 11/15/22	110	110,601
Edgewell Personal Care Co.
4.70%, 05/19/21	175	178,481
4.70%, 05/24/22	125	128,023
Estee Lauder Companies Inc. (The), 1.70%, 05/10/21 (Call 04/10/21)	190	188,003
First Quality Finance Co. Inc., 4.63%, 05/15/21 (Call 05/15/20)(b)	150	149,993
Natura Cosmeticos SA, 5.38%, 02/01/23 (Call 02/01/21)(d)	200	209,196
Procter & Gamble Co. (The)
1.70%, 11/03/21	165	163,564
1.85%, 02/02/21	290	288,773
2.15%, 08/11/22	395	395,889
2.30%, 02/06/22	440	442,068
3.10%, 08/15/23	25	25,964
Revlon Consumer Products Corp., 5.75%, 02/15/21 (Call 09/03/19)(c)	125	115,001
Unilever Capital Corp.
1.38%, 07/28/21	150	147,480
2.20%, 05/05/22 (Call 04/05/22)	750	748,477
3.00%, 03/07/22	100	101,935
4.25%, 02/10/21	125	128,754

		4,129,274

Distribution & Wholesale — 0.0%
American Builders & Contractors Supply Co. Inc., 5.75%, 12/15/23 (Call 12/15/19)(b)	100	103,756

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale (continued)
Anixter Inc.
5.13%, 10/01/21	$100	$104,436
5.50%, 03/01/23	125	133,806
LKQ Corp., 4.75%, 05/15/23 (Call 05/15/20)	150	152,453
Sinochem International Development Pte Ltd., 3.13%, 07/25/22(d)	200	199,426
Tewoo Group No. 4 Ltd., 3.15%, 12/01/20(d)	400	393,480
Univar USA Inc., 6.75%, 07/15/23 (Call 07/15/20)(b)	100	101,687

		1,189,044

Diversified Financial Services — 1.8%
ABCL Glory Capital Ltd., 2.50%, 06/21/21(d)	750	746,527
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 05/26/22 (Call 04/26/22)	300	305,223
4.50%, 05/15/21	375	387,375
4.63%, 10/30/20	425	435,332
4.63%, 07/01/22	150	157,451
4.88%, 01/16/24 (Call 12/16/23)	200	214,926
AIG Global Funding
2.70%, 12/15/21(b)	25	25,044
3.35%, 06/25/21(b)	180	182,844
Air Lease Corp.
2.50%, 03/01/21	385	384,865
2.63%, 07/01/22 (Call 06/01/22)	510	508,179
2.75%, 01/15/23 (Call 12/15/22)	243	242,611
3.38%, 06/01/21 (Call 05/01/21)	204	206,568
3.50%, 01/15/22	25	25,544
3.75%, 02/01/22 (Call 12/01/21)	50	51,183
3.88%, 04/01/21 (Call 03/01/21)	95	96,946
3.88%, 07/03/23 (Call 06/03/23)	475	493,045
Aircastle Ltd.
4.40%, 09/25/23 (Call 08/25/23)	195	202,623
5.00%, 04/01/23	225	237,744
5.13%, 03/15/21	200	206,494
5.50%, 02/15/22	390	413,076
Alliance Data Systems Corp., 5.38%, 08/01/22 (Call 08/01/19)(b)	175	177,352
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	180	185,744
4.13%, 02/13/22	175	180,376
4.25%, 04/15/21	150	152,588
4.63%, 05/19/22	100	103,714
7.50%, 09/15/20	125	131,136
American Express Co.
2.20%, 10/30/20 (Call 09/29/20)	1,522	1,519,032
2.50%, 08/01/22 (Call 07/01/22)	405	406,280
2.65%, 12/02/22	275	277,062
3.38%, 05/17/21 (Call 04/17/21)	75	76,288
3.40%, 02/27/23 (Call 01/27/23)	871	898,846
3.40%, 02/22/24 (Call 01/22/24)	225	233,399
3.70%, 11/05/21 (Call 10/05/21)	160	164,720
3.70%, 08/03/23 (Call 07/03/23)	25	26,110
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/05/21)	770	769,700
2.70%, 03/03/22 (Call 01/31/22)	555	559,651
Series F, 2.60%, 09/14/20 (Call 08/14/20)	385	386,201
Ameriprise Financial Inc.
3.00%, 03/22/22	160	162,291
4.00%, 10/15/23	194	205,636
Avation Capital SA, 6.50%, 05/15/21 (Call 05/15/20)(b)	200	205,892

Security	Par (000)	Value

Diversified Financial Services (continued)
Avolon Holdings Funding Ltd.
3.63%, 05/01/22 (Call 04/01/22)(b)	$200	$202,716
5.13%, 10/01/23 (Call 09/01/23)(b)	260	276,357
5.25%, 05/15/24 (Call 04/15/24)(b)	85	91,282
5.50%, 01/15/23 (Call 12/15/22)(b)	275	294,341
Azure Orbit IV International Finance Ltd.
3.50%, 01/25/21(d)	200	200,754
3.75%, 01/25/23(d)	200	203,502
Banco BTG Pactual SA/Cayman Islands, 5.50%, 01/31/23(d)	400	421,984
BGC Partners Inc., 5.38%, 07/24/23	275	291,107
BOC Aviation Ltd.
2.38%, 09/15/21 (Call 08/15/21)(d)	200	197,610
3.46%, 09/26/23 (Call 08/27/23), (3 mo. LIBOR US + 1.125%)(d)(f)	200	200,790
4.00%, 01/25/24 (Call 12/25/23)(d)	400	414,068
4.38%, 05/02/23(d)	200	209,346
Bocom Leasing Management Hong Kong Co. Ltd.
4.00%, 01/22/22(d)	200	203,836
4.38%, 01/22/24(d)	200	209,316
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	30	31,542
Cantor Fitzgerald LP, 4.88%, 05/01/24 (Call 04/01/24)(b)	250	260,950
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	567	566,637
3.05%, 03/09/22 (Call 02/09/22)	560	566,871
3.20%, 01/30/23 (Call 12/30/22)	650	663,266
3.45%, 04/30/21 (Call 03/30/21)	345	350,061
3.50%, 06/15/23	425	438,812
3.90%, 01/29/24 (Call 12/29/23)	290	303,279
4.75%, 07/15/21	330	343,992
CCBL Cayman 1 Corp. Ltd., 2.75%, 05/31/21(d)	200	198,718
CDBL Funding 2
3.45%, 07/18/21, (3 mo. LIBOR US + 1.150%)(d)(f)	200	200,108
3.75%, 03/11/22(d)	400	406,816
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	35	35,412
3.25%, 05/21/21 (Call 04/21/21)	445	452,316
Charming Light Investments Ltd., 2.38%, 08/30/21(d)	400	394,176
China Cinda Finance 2017 I Ltd.
3.65%, 03/09/22(d)	500	508,550
3.88%, 02/08/23(d)	200	205,460
China Great Wall International Holdings III Ltd.
2.63%, 10/27/21(d)	200	198,230
3.13%, 08/31/22(d)	800	801,456
China Huadian Overseas Development Management Co. Ltd., 4.00%, (Call 05/29/24)(a)(d)(e)	400	403,760
CICC Hong Kong Finance 2016 MTN Ltd., 3.75%, 05/03/22, (3 mo. LIBOR US + 1.175%)(d)(f)	200	200,536
CME Group Inc., 3.00%, 09/15/22	135	138,052
CPPIB Capital Inc., 2.25%, 01/25/22(b)	1,000	1,007,280
Credito Real SAB de, 7.25%, 07/20/23 (Call 07/20/20)(d)	200	209,788
Daiwa Securities Group Inc., 3.13%, 04/19/22(b)	40	40,405
Discover Financial Services, 5.20%, 04/27/22	50	53,380
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)	251	252,205
Eaton Vance Corp., 3.63%, 06/15/23	30	31,115
Fab Sukuk Co. Ltd., 3.88%, 01/22/24(d)	400	415,920
Fairstone Financial Inc., 7.88%, 07/15/24 (Call 07/15/21)(b)	75	77,711
Franklin Resources Inc., 2.80%, 09/15/22	25	25,309
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	1,400	1,393,546

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Global Aircraft Leasing Co. Ltd. (7.25% PIK), 6.50%, 09/15/24 (Call 09/15/21)(b)(g)	$500	$496,545
goeasy Ltd., 7.88%, 11/01/22 (Call 11/01/19)(b)	185	193,480
HSBC Finance Corp., 6.68%, 01/15/21	150	157,242
Huarong Finance 2017 Co. Ltd.
3.66%, 07/03/23, (3 mo. LIBOR US + 1.325%)(d)(f)	200	199,006
3.75%, 04/27/22(d)	1,200	1,212,600
4.00%, (Call 11/07/22)(a)(d)(e)	400	398,256
ICBCIL Finance Co. Ltd.
3.13%, 11/15/22(d)	300	300,549
3.20%, 11/10/20(d)	200	200,734
3.38%, 04/05/22(d)	550	555,137
3.62%, 05/15/23, (3 mo. LIBOR US + 1.1%)(d)(f)	200	199,642
3.65%, 03/05/22(d)	400	405,880
3.75%, 03/05/24(d)	400	411,812
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	175	174,895
2.75%, 12/01/20 (Call 11/01/20)	678	680,970
4.00%, 10/15/23	250	265,132
International Lease Finance Corp.
4.63%, 04/15/21	460	474,375
5.88%, 08/15/22	710	771,848
8.25%, 12/15/20	235	252,512
8.63%, 01/15/22	35	39,757
Inventive Global Investments Ltd., 2.50%, 09/19/20(d)	400	399,260
Invesco Finance PLC, 4.00%, 01/30/24	25	26,378
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	100	108,018
Jefferies Group LLC
5.13%, 01/20/23	420	449,975
6.88%, 04/15/21	220	234,544
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)(b)	140	144,061
5.88%, 08/01/21 (Call 08/01/19)(b)	50	50,719
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	220	218,935
3.38%, 04/01/24	45	47,317
Mirae Asset Daewoo Co. Ltd., 3.38%, 05/07/24(d)	200	203,092
Mitsubishi UFJ Lease & Finance Co. Ltd.
3.41%, 02/28/22 (Call 01/28/22)(b)	200	203,488
3.56%, 02/28/24 (Call 01/28/24)(b)	200	206,762
3.96%, 09/19/23 (Call 08/19/23)(b)	300	313,617
Nationstar Mortgage Holdings Inc., 8.13%, 07/15/23 (Call 07/15/20)(b)	255	264,777
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 09/03/19)	137	136,856
6.50%, 06/01/22 (Call 12/01/19)	100	100,292
Navient Corp.
5.00%, 10/26/20	125	127,679
5.50%, 01/25/23	250	258,777
5.88%, 03/25/21	180	187,034
6.13%, 03/25/24	225	236,446
6.50%, 06/15/22	250	267,442
6.63%, 07/26/21	200	212,564
7.25%, 01/25/22	200	217,612
7.25%, 09/25/23	125	136,514
Ocwen Loan Servicing LLC, 8.38%, 11/15/22 (Call 11/15/19)(b)	75	65,881

Security	Par (000)	Value

Diversified Financial Services (continued)
Oppenheimer Holdings Inc., 6.75%, 07/01/22 (Call 07/01/20)	$25	$25,648
Orient HuiZhi Ltd., 3.63%, 11/30/22(d)	250	248,773
ORIX Corp.
2.90%, 07/18/22	155	157,068
3.20%, 01/19/22(d)	200	202,924
4.05%, 01/16/24	350	369,309
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc.,
6.38%, 12/15/22 (Call 12/15/19)(b)	100	103,219
Park Aerospace Holdings Ltd.
3.63%, 03/15/21 (Call 02/15/21)(b)	100	100,869
4.50%, 03/15/23 (Call 02/15/23)(b)	300	311,451
5.25%, 08/15/22 (Call 07/15/22)(b)	585	618,175
5.50%, 02/15/24 (Call 01/15/24)(b)	335	361,636
Power Finance Corp. Ltd., 3.75%, 06/18/24(d)	400	404,560
Private Export Funding Corp., Series EE, 2.80%, 05/15/22	130	132,298
QIIB Senior Sukuk Ltd., 4.26%, 03/05/24(d)	200	208,684
REC Ltd., 5.25%, 11/13/23(d)	200	213,980
Shriram Transport Finance Co. Ltd., 5.95%, 10/24/22(d)	200	205,488
SIHC International Capital Ltd., 4.35%, 09/26/23(d)	200	208,286
SLM Corp., 5.13%, 04/05/22 (Call 03/15/22)	50	50,601
SPARC EM SPC Panama Metro Line 2 SP, 0.00% 12/05/22(d)(h)	171	161,871
Springleaf Finance Corp.
5.63%, 03/15/23	275	294,789
6.13%, 05/15/22	275	295,072
6.13%, 03/15/24 (Call 09/15/23)	340	368,832
7.75%, 10/01/21	175	191,469
8.25%, 12/15/20	275	293,703
Stearns Holdings LLC, 9.38%, 08/15/20 (Call 08/15/19)(b)(i)	45	22,702
Stifel Financial Corp., 3.50%, 12/01/20	65	65,525
Synchrony Financial
3.75%, 08/15/21 (Call 06/15/21)	386	392,697
4.38%, 03/19/24 (Call 02/19/24)	50	52,632
TD Ameritrade Holding Corp., 2.95%, 04/01/22 (Call 02/01/22)	300	304,449
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 04/01/20)(b)	110	101,362
USAA Capital Corp., 2.00%, 06/01/21(b)	150	149,363
VFH Parent LLC/Orchestra Co-Issuer Inc., 6.75%, 06/15/22 (Call 06/15/20)(b)	125	129,080
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	125	124,978
2.20%, 12/14/20 (Call 11/14/20)	1,040	1,041,165
2.80%, 12/14/22 (Call 10/14/22)	450	458,680
Voyager Aviation Holdings LLC/Voyager Finance Co., 8.50%, 08/15/21 (Call 08/15/19)(b)	90	93,103
Western Union Co. (The)
3.60%, 03/15/22 (Call 02/15/22)	285	291,908
4.25%, 06/09/23 (Call 05/09/23)	155	162,919

		48,065,966

Electric — 1.6%
Abu Dhabi National Energy Co. PJSC
3.63%, 06/22/21(d)	200	203,476
3.63%, 01/12/23(b)	730	751,009
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	250	249,715
AES Corp./VA
4.00%, 03/15/21	125	127,018
4.50%, 03/15/23 (Call 03/15/20)	150	154,361
4.88%, 05/15/23 (Call 05/15/20)	175	177,433

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Alabama Power Co., Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)	$125	$125,400
Alliant Energy Finance LLC, 3.75%, 06/15/23 (Call 05/15/23)(b)	65	67,206
Ameren Corp., 2.70%, 11/15/20 (Call 10/15/20)	305	305,500
American Electric Power Co. Inc.
2.15%, 11/13/20	425	423,415
Series I, 3.65%, 12/01/21	45	46,233
Ausgrid Finance Pty Ltd., 3.85%, 05/01/23 (Call 02/01/23)(b)	200	207,124
Baltimore Gas & Electric Co.
3.35%, 07/01/23 (Call 04/01/23)	35	36,160
3.50%, 11/15/21 (Call 08/15/21)	8	8,149
Berkshire Hathaway Energy Co.
2.38%, 01/15/21	175	175,308
2.80%, 01/15/23 (Call 12/15/22)	218	221,224
3.75%, 11/15/23 (Call 08/15/23)	70	73,600
Bi Hai Co. Ltd., 6.25%, 03/05/22(d)	200	205,128
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	200	211,432
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/19)	300	299,520
5.50%, 02/01/24 (Call 02/01/20)	150	150,167
5.88%, 01/15/24 (Call 11/01/19)(b)	150	153,341
6.00%, 01/15/22 (Call 11/01/19)(b)	200	201,498
CenterPoint Energy Houston Electric LLC, 1.85%, 06/01/21 (Call 05/01/21)	440	436,229
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	125	125,051
3.60%, 11/01/21	55	56,260
3.85%, 02/01/24 (Call 01/01/24)	25	26,188
Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21(d)	600	627,930
CGNPC International Ltd., 3.88%, 09/11/23(d)	200	207,852
China Southern Power Grid International Finance BVI Co. Ltd., 2.75%, 05/08/22(d)	400	400,552
CLP Power Hong Kong Financing Ltd., 2.88%, 04/26/23(d)	200	201,882
CMS Energy Corp., 5.05%, 03/15/22 (Call 12/15/21)	165	174,851
Comision Federal de Electricidad, 4.88%, 05/26/21(d)	200	206,710
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)	100	100,658
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)	550	546,287
Dominion Energy Inc.
2.72%, 08/15/21(j)	110	110,147
3.07%, 08/15/24(j)	200	202,128
Series B, 2.75%, 01/15/22 (Call 12/15/21)	250	251,140
Series C, 2.00%, 08/15/21 (Call 07/15/21)	80	79,098
DPL Inc., 7.25%, 10/15/21 (Call 07/15/21)	186	199,474
DTE Energy Co.
Series B, 2.60%, 06/15/22	45	45,086
Series B, 3.30%, 06/15/22 (Call 04/15/22)	85	86,588
Series C, 3.50%, 06/01/24 (Call 03/01/24)	500	517,840
Series D, 3.70%, 08/01/23 (Call 07/01/23)	195	203,235
Dubai Electricity & Water Authority, 7.38%, 10/21/20(b)	200	211,702
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	31	31,289
3.05%, 03/15/23 (Call 03/15/23)	309	317,834
3.35%, 05/15/22	100	102,805
3.90%, 06/15/21 (Call 03/15/21)	225	231,003
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	877	866,695
2.40%, 08/15/22 (Call 07/15/22)	85	84,943

Security	Par (000)	Value

Electric (continued)
3.05%, 08/15/22 (Call 05/15/22)	$100	$101,396
3.55%, 09/15/21 (Call 06/15/21)	555	565,684
3.75%, 04/15/24 (Call 01/15/24)	200	210,154
3.95%, 10/15/23 (Call 07/15/23)	40	42,139
Duquesne Light Holdings Inc., 6.40%, 09/15/20(b)	450	467,194
Edison International
2.40%, 09/15/22 (Call 08/15/22)	390	381,400
2.95%, 03/15/23 (Call 01/15/23)	152	150,095
EDP Finance BV, 3.63%, 07/15/24(b)	500	517,580
Electricite de France SA, 2.35%, 10/13/20 (Call 09/13/20)(b)	2,765	2,760,134
Emera U.S. Finance LP, 2.70%, 06/15/21 (Call 05/15/21)	285	285,402
EnBW Energie Baden-Wuerttemberg AG, 5.13%, 04/05/77 (Call 04/05/22)(a)(d)	500	519,010
Enel Finance International NV
2.75%, 04/06/23(b)	300	300,204
2.88%, 05/25/22(b)	550	553,707
4.25%, 09/14/23(b)	1,125	1,184,119
Engie SA, 2.88%, 10/10/22(b)	160	162,302
Entergy Arkansas LLC, 3.75%, 02/15/21 (Call 11/15/20)	75	76,338
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	264	274,668
Entergy Louisiana LLC, 4.05%, 09/01/23 (Call 06/01/23)	25	26,530
Eskom Holdings SOC Ltd.
5.75%, 01/26/21(d)	600	601,758
6.75%, 08/06/23(d)	200	206,166
Evergy Inc., 4.85%, 06/01/21 (Call 03/01/21)	140	144,600
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	325	325,283
2.80%, 05/01/23 (Call 02/01/23)	220	222,290
Series K, 2.75%, 03/15/22 (Call 02/15/22)	307	309,987
Series N, 3.80%, 12/01/23 (Call 11/01/23)	450	473,400
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	100	99,772
3.50%, 06/01/22 (Call 05/01/22)	345	352,828
5.15%, 12/01/20 (Call 09/01/20)	275	282,785
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)	190	193,819
4.00%, 10/01/20 (Call 07/01/20)	250	253,222
4.25%, 06/15/22 (Call 03/15/22)	220	229,346
FirstEnergy Corp.
Series A, 2.85%, 07/15/22 (Call 05/15/22)	345	348,253
Series B, 4.25%, 03/15/23 (Call 12/15/22)	300	316,122
Fortis Inc./Canada, 2.10%, 10/04/21 (Call 09/04/21)	465	460,378
Georgia Power Co., Series C, 2.00%, 09/08/20	330	328,119
Israel Electric Corp. Ltd., 6.88%, 06/21/23(d)	200	226,968
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	125	124,981
Kentucky Utilities Co., 3.25%, 11/01/20 (Call 08/01/20)	75	75,707
Korea East-West Power Co. Ltd., 3.88%, 07/19/23(d)	400	418,840
Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/22(b)	600	608,016
Korea Midland Power Co. Ltd., 3.38%, 01/22/22(d)	200	203,996
Light Servicos de Eletricidade SA/Light Energia SA, 7.25%, 05/03/23 (Call 05/03/21)(d)	200	214,226
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/01/20 (Call 10/01/20)	100	100,018
2.30%, 09/15/22 (Call 08/15/22)	315	314,761
2.70%, 02/15/23 (Call 12/15/22)	250	252,690
2.90%, 03/15/21	75	75,767
2.95%, 02/07/24 (Call 12/07/23)	475	485,944
3.05%, 02/15/22 (Call 11/15/21)	185	188,689

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
NextEra Energy Capital Holdings Inc.
2.80%, 01/15/23 (Call 12/15/22)	$39	$39,384
2.90%, 04/01/22	290	293,938
3.15%, 04/01/24 (Call 03/01/24)	250	256,605
4.50%, 06/01/21 (Call 03/01/21)	350	361,277
NextEra Energy Operating Partners LP, 4.25%, 07/15/24 (Call 04/15/24)(b)	50	50,723
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	65	64,704
2.20%, 08/15/20 (Call 07/15/20)	30	29,939
NRG Energy Inc., 3.75%, 06/15/24 (Call 05/15/24)(b)	300	306,972
NTPC Ltd.
3.75%, 04/03/24(d)	400	409,124
4.75%, 10/03/22(d)	200	209,848
NV Energy Inc., 6.25%, 11/15/20	280	292,981
Ohio Power Co., Series M, 5.38%, 10/01/21	50	53,159
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	60	62,740
7.00%, 09/01/22	275	312,218
PacifiCorp, 2.95%, 02/01/22 (Call 11/01/21)	25	25,369
PECO Energy Co., 1.70%, 09/15/21 (Call 08/15/21)	100	98,807
Perusahaan Listrik Negara PT, 5.50%, 11/22/21(d)	500	531,615
Pinnacle West Capital Corp., 2.25%, 11/30/20	100	99,718
PNM Resources Inc., 3.25%, 03/09/21	100	100,849
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	25	26,186
Power Grid Corp. of India Ltd., 3.88%, 01/17/23(d)	200	205,114
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	500	512,935
4.20%, 06/15/22 (Call 03/15/22)	60	62,429
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	95	96,358
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	370	372,764
3.85%, 06/01/23 (Call 05/01/23)	206	214,640
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	25	24,938
3.20%, 11/15/20 (Call 05/15/20)	100	100,701
Public Service Electric & Gas Co., 3.25%, 09/01/23 (Call 08/01/23)	200	207,170
Public Service Enterprise Group Inc.
2.00%, 11/15/21 (Call 10/15/21)	200	197,724
2.65%, 11/15/22 (Call 10/15/22)	168	168,517
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	125	133,684
6.00%, 09/01/21	105	111,756
6.50%, 12/15/20	37	38,837
San Diego Gas & Electric Co., 3.00%, 08/15/21	265	267,311
Saudi Electricity Global Sukuk Co. 2, 3.47%, 04/08/23(d)	450	460,750
Saudi Electricity Global Sukuk Co. 3, 4.00%, 04/08/24(d)	200	209,168
Saudi Electricity Global Sukuk Co. 4, 4.22%, 01/27/24(d)	600	631,728
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	300	302,460
2.90%, 02/01/23 (Call 01/01/23)	285	286,855
4.05%, 12/01/23 (Call 09/01/23)	50	52,478
Shanghai Electric Power Finance Ltd., 3.63%, 08/11/20(d)	200	200,966
Southern California Edison Co.
Series A, 2.90%, 03/01/21	215	215,845
Series D, 3.40%, 06/01/23 (Call 05/01/23)	125	127,885

Security	Par (000)	Value

Electric (continued)
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	$725	$722,738
2.95%, 07/01/23 (Call 05/01/23)	187	190,747
Series B, 5.50%, 03/15/57 (Call 03/15/22)(a)	275	284,306
Southern Power Co., Series E, 2.50%, 12/15/21 (Call 11/15/21)	250	250,252
SPIC 2016 U.S. dollar Bond Co. Ltd., 3.00%, 12/06/21(d)	300	300,993
SPIC Luxembourg Latin America Renewable Energy
Investment Co. Sarl, 4.25%, 10/30/21(d)	200	204,696
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(d)	800	812,936
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/22(d)	400	400,364
3.75%, 05/02/23(d)	700	726,572
Three Gorges Finance I Cayman Islands Ltd., 2.30%, 06/02/21(d)	200	198,564
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)	179	182,954
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	177	179,151
Vistra Energy Corp., 5.88%, 06/01/23 (Call 06/01/20)	50	51,108
Vistra Operations Co. LLC, 3.55%, 07/15/24 (Call 06/15/24)(b)	95	95,748
WEC Energy Group Inc., 3.38%, 06/15/21	125	127,106
Wisconsin Public Service Corp., 3.35%, 11/21/21	255	260,676
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	260	259,841
2.60%, 03/15/22 (Call 02/15/22)	50	50,245

		42,369,827

Electrical Components & Equipment — 0.0%
Artesyn Embedded Technologies Inc., 9.75%, 10/15/20 (Call 10/15/19)(b)(c)	70	70,742
Emerson Electric Co., 2.63%, 12/01/21 (Call 11/01/21)	90	90,721
International Wire Group Inc., 10.75%, 08/01/21 (Call 08/01/19)(b)	45	45,561
Schneider Electric SE, 2.95%, 09/27/22(b)	25	25,309
WESCO Distribution Inc., 5.38%, 12/15/21 (Call 12/15/19)	160	161,709

		394,042

Electronics — 0.2%
ADT Security Corp. (The)
3.50%, 07/15/22	250	248,260
4.13%, 06/15/23	175	175,891
6.25%, 10/15/21	250	265,872
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	50	50,733
3.88%, 07/15/23 (Call 04/15/23)	80	83,627
Amphenol Corp.
3.13%, 09/15/21 (Call 08/15/21)	75	75,866
3.20%, 04/01/24 (Call 02/01/24)	25	25,564
Avnet Inc., 4.88%, 12/01/22	85	89,817
Competition Team Technologies Ltd., 3.75%, 03/12/24(d)	400	411,140
Flex Ltd., 5.00%, 02/15/23	318	334,708
Fortive Corp., 2.35%, 06/15/21 (Call 05/15/21)	246	244,996
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	600	594,840
2.15%, 08/08/22 (Call 07/08/22)	130	129,908
2.30%, 08/15/24 (Call 07/15/24)	250	249,777
Ingram Micro Inc., 5.00%, 08/10/22 (Call 02/10/22)	110	111,884
Jabil Inc., 4.70%, 09/15/22	155	161,739
PerkinElmer Inc., 5.00%, 11/15/21 (Call 08/15/21)	70	73,109

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Sensata Technologies BV, 4.88%, 10/15/23(b)	$145	$150,935
Tech Data Corp., 3.70%, 02/15/22 (Call 01/15/22)	220	223,021
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)	55	57,168
Tsinghua Unic Ltd., 5.38%, 01/31/23(d)	400	378,512

		4,137,367

Energy – Alternate Sources — 0.0%
Enviva Partners LP/Enviva Partners Finance Corp., 8.50%, 11/01/21 (Call 11/01/19)	118	121,808
Pattern Energy Group Inc., 5.88%, 02/01/24 (Call 02/01/20)(b)	100	102,561
TerraForm Power Operating LLC, 4.25%, 01/31/23 (Call 10/31/22)(b)	150	150,357

		374,726

Engineering & Construction — 0.2%
ABB Treasury Center USA Inc., 4.00%, 06/15/21(b)	50	51,503
AECOM Global II LLC/URS Fox US LP, 5.00%, 04/01/22 (Call 01/01/22)	75	77,144
Chang Development International Ltd., 5.70%, 11/08/21(d)	200	207,362
Chengdu Economic & Technological Development Zone
State-Owned Assets Investment, 7.50%, 02/12/22(d)	200	201,514
China Minmetals Corp., 3.75%, (Call 11/13/22)(a)(d)(e)	300	298,155
China State Construction Finance Cayman II Ltd., 3.38%, 11/29/22(d)	200	200,494
China State Construction Finance Cayman Ltd., 6.00%, (Call 12/03/21)(a)(d)(e)	400	418,628
Chongqing Nan’an Urban Construction & Development Group Co. Ltd., 5.88%, 06/18/22(d)	200	209,020
Chongqing Western Modern Logistics Industry Zone Development Construction Co. Ltd., 3.25%, 09/06/21(d)	200	194,138
CRCC Yuxiang Ltd., 3.50%, 05/16/23(d)	200	203,896
CSCEC Finance Cayman II Ltd.
2.70%, 06/14/21(d)	200	199,334
2.90%, 07/05/22(d)	800	799,376
Dianjian Haiyu Ltd., 3.50%, (Call 06/12/22)(a)(d)(e)	400	396,676
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22 (Call 05/15/20)	100	106,631
Hongkong International Qingdao Co. Ltd., 4.25%, 12/04/22(d)	200	196,090
MasTec Inc., 4.88%, 03/15/23 (Call 03/15/20)	100	101,420
New Enterprise Stone & Lime Co. Inc., 10.13%, 04/01/22 (Call 04/01/20)(b)	100	102,534
Sydney Airport Finance Co. Pty Ltd., 3.90%, 03/22/23(b)	127	132,167
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 02/01/23 (Call 02/01/20)	50	49,844

		4,145,926

Entertainment — 0.1%
CCM Merger Inc., 6.00%, 03/15/22 (Call 03/15/20)(b)	33	33,855
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/20)	200	202,864
5.13%, 12/15/22 (Call 12/15/19)	125	127,036
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 06/20/20)(b)	200	211,970
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23 (Call 02/15/20)(b)	50	52,796
International Game Technology PLC, 6.25%, 02/15/22 (Call 08/15/21)(b)	400	421,700
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 02/01/20)(b)	105	111,910

Security	Par (000)	Value

Entertainment (continued)
Lions Gate Capital Holdings LLC, 6.38%, 02/01/24 (Call 02/01/21)(b)	$150	$158,250
Live Nation Entertainment Inc., 5.38%, 06/15/22 (Call 06/15/20)(b)	75	76,057
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 6.13%, 08/15/21 (Call 08/15/19)(b)	175	177,765
Scientific Games International Inc.
6.25%, 09/01/20 (Call 09/03/19)	84	84,071
6.63%, 05/15/21 (Call 05/15/20)	125	126,880
10.00%, 12/01/22 (Call 12/01/19)	259	270,406

		2,055,560

Environmental Control — 0.1%
Capital Environment Holdings Ltd., 5.63%, 09/11/21(d)	200	206,964
Covanta Holding Corp., 5.88%, 03/01/24 (Call 03/01/20)	100	102,770
GFL Environmental Inc.
5.38%, 03/01/23 (Call 03/01/20)(b)	110	110,417
5.63%, 05/01/22 (Call 05/01/20)(b)	100	101,006
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)	120	120,014
3.55%, 06/01/22 (Call 03/01/22)	379	389,047
4.75%, 05/15/23 (Call 02/15/23)	65	69,947
5.25%, 11/15/21	25	26,551
Stericycle Inc., 5.38%, 07/15/24 (Call 06/07/21)(b)	150	156,776
Tervita Corp., 7.63%, 12/01/21 (Call 12/01/19)(b)	150	153,531
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	130	130,089
2.95%, 06/15/24 (Call 05/15/24)	300	307,161
4.60%, 03/01/21 (Call 12/01/20)	25	25,720

		1,899,993

Food — 0.5%
Albertsons Companies LLC/Safeway Inc./New Albertson’s LP/Albertson’s LLC, 6.63%, 06/15/24 (Call 06/15/20)	350	364,304
B&G Foods Inc., 4.63%, 06/01/21 (Call 06/01/20)	170	170,405
C&S Group Enterprises LLC, 5.38%, 07/15/22 (Call 07/15/20)(b)	75	75,284
Campbell Soup Co.
2.50%, 08/02/22	100	99,860
3.30%, 03/15/21	225	227,225
3.65%, 03/15/23 (Call 02/15/23)	510	526,447
4.25%, 04/15/21	25	25,646
Cencosud SA, 4.88%, 01/20/23(b)	210	219,593
Conagra Brands Inc.
3.80%, 10/22/21	395	405,464
4.30%, 05/01/24 (Call 04/01/24)	500	531,100
Danone SA
2.08%, 11/02/21 (Call 10/02/21)(b)	250	248,213
2.59%, 11/02/23 (Call 09/02/23)(b)	500	501,935
Dean Foods Co., 6.50%, 03/15/23 (Call 03/15/20)(b)	175	98,399
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 05/01/20)(b)	175	109,986
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	200	200,606
3.15%, 12/15/21 (Call 09/15/21)	235	238,483
3.20%, 04/16/21	115	116,469
3.70%, 10/17/23 (Call 09/17/23)	359	375,959
Grupo Bimbo SAB de CV, 4.50%, 01/25/22(d)	400	414,012
Hershey Co. (The)
3.10%, 05/15/21	50	50,665
3.38%, 05/15/23 (Call 04/15/23)	121	125,891
4.13%, 12/01/20	25	25,570

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
JBS USA LUX SA/JBS USA Finance Inc., 5.88%, 07/15/24 (Call 07/15/20)(b)	$600	$616,506
JGSH Philippines Ltd., 4.38%, 01/23/23(d)	200	203,634
KeHE Distributors LLC/KeHE Finance Corp., 7.63%, 08/15/21 (Call 08/15/19)(b)	30	30,014
Kellogg Co.
3.25%, 05/14/21	159	161,161
4.00%, 12/15/20	370	377,481
Kraft Heinz Foods Co.
3.38%, 06/15/21	275	278,723
3.50%, 06/06/22	681	696,329
3.50%, 07/15/22 (Call 05/15/22)	371	379,106
4.00%, 06/15/23 (Call 05/15/23)	305	318,914
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	400	400,684
3.30%, 01/15/21 (Call 12/15/20)	135	136,466
3.40%, 04/15/22 (Call 01/15/22)	50	51,073
3.85%, 08/01/23 (Call 05/01/23)	105	109,818
MARB BondCo PLC, 7.00%, 03/15/24 (Call 03/15/20)(d)	400	414,660
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	327	328,798
Mondelez International Holdings Netherlands BV, 2.00%, 10/28/21 (Call 09/28/21)(b)	250	247,460
Mondelez International Inc.
3.63%, 05/07/23 (Call 04/07/23)	250	260,435
4.00%, 02/01/24 (Call 11/01/23)	25	26,395
Nestle Holdings Inc.
1.38%, 07/13/21(d)	175	172,433
2.38%, 11/17/22(d)	80	80,576
3.10%, 09/24/21 (Call 08/24/21)(b)	250	254,430
3.35%, 09/24/23 (Call 08/24/23)(b)	850	882,385
Smithfield Foods Inc., 2.65%, 10/03/21 (Call 09/03/21)(b)	200	197,606
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	30	30,053
2.60%, 10/01/20 (Call 09/01/20)	300	300,540
2.60%, 06/12/22	75	75,269
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 03/15/20)	100	100,683
6.00%, 02/15/24 (Call 02/15/20)(b)	150	155,591
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	120	119,420
3.90%, 09/28/23 (Call 08/28/23)	310	325,010
4.50%, 06/15/22 (Call 03/15/22)	348	366,799
Wm Wrigley Jr Co., 3.38%, 10/21/20 (Call 09/21/20)(b)	200	202,146
Woolworths Group Ltd., 4.00%, 09/22/20(b)	175	177,562

		13,629,676

Food Service — 0.0%
Aramark Services Inc., 5.13%, 01/15/24 (Call 01/15/20)	20	20,539

Forest Products & Paper — 0.0%
Cascades Inc.
5.50%, 07/15/22 (Call 07/15/20)(b)	156	157,571
5.75%, 07/15/23 (Call 07/15/20)(b)	50	50,762
Clearwater Paper Corp., 4.50%, 02/01/23 (Call 02/01/20)(c)	75	74,116
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	100	103,544
Georgia-Pacific LLC
3.16%, 11/15/21 (Call 09/15/21)(b)	100	101,229
3.73%, 07/15/23 (Call 04/15/23)(b)	200	208,602
5.40%, 11/01/20(b)	175	181,405
International Paper Co., 4.75%, 02/15/22 (Call 11/15/21)	28	29,439
Mercer International Inc., 6.50%, 02/01/24 (Call 02/01/20)	75	76,196

Security	Par (000)	Value

Forest Products & Paper (continued)
Resolute Forest Products Inc., 5.88%, 05/15/23 (Call 05/15/20)(c)	$150	$151,212

		1,134,076

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.63%, 05/20/24 (Call 03/20/24)	175	185,677
Beijing Gas Singapore Capital Corp., 2.75%, 05/31/22(d)	300	297,558
British Transco International Finance BV, 0.00% 11/04/21(d)(h)	250	234,440
CenterPoint Energy Resources Corp., 3.55%, 04/01/23 (Call 03/01/23)	160	164,694
Dominion Energy Gas Holdings LLC, 2.80%, 11/15/20 (Call 10/15/20)	245	245,958
Korea Gas Corp.
1.88%, 07/18/21(d)	200	197,662
2.75%, 07/20/22(d)	200	201,390
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	35	35,587
4.90%, 12/01/21 (Call 09/01/21)	25	25,920
NiSource Inc., 3.65%, 06/15/23 (Call 05/15/23)	150	155,606
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 03/31/20)(b)	100	101,177
Southern Star Central Corp., 5.13%, 07/15/22 (Call 07/15/20)(b)	125	125,969
Talent Yield Investments Ltd., 4.50%, 04/25/22(b)	200	207,040

		2,178,678

Hand & Machine Tools — 0.0%
Apex Tool Group LLC/BC Mountain Finance Inc., 9.00%, 02/15/23 (Call 02/15/20)(b)(c)	150	133,668
Colfax Corp., 6.00%, 02/15/24 (Call 02/15/21)(b)	210	222,739
Stanley Black & Decker Inc.
2.90%, 11/01/22	130	131,855
3.40%, 12/01/21 (Call 09/01/21)	25	25,444

		513,706

Health Care – Products — 0.3%
Abbott Laboratories
2.55%, 03/15/22	174	175,148
2.90%, 11/30/21 (Call 10/30/21)	1,150	1,164,639
3.40%, 11/30/23 (Call 09/30/23)	50	52,051
Baxter International Inc., 1.70%, 08/15/21 (Call 07/15/21)	125	123,059
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	550	554,741
3.13%, 11/08/21	530	536,583
3.25%, 11/12/20	100	100,824
3.36%, 06/06/24 (Call 04/06/24)	250	258,132
Boston Scientific Corp.
3.38%, 05/15/22	10	10,246
3.45%, 03/01/24 (Call 02/01/24)	360	373,943
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)	50	51,155
Hill-Rom Holdings Inc., 5.75%, 09/01/23 (Call 09/01/19)(b)	100	103,097
Immucor Inc., 11.13%, 02/15/22 (Call 08/15/19)(b)	95	96,545
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/15/20)(b)	141	144,370
12.50%, 11/01/21 (Call 05/01/20)(b)	125	137,146
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	25	25,509
3.15%, 03/15/22	1,110	1,137,461
3.63%, 03/15/24 (Call 12/15/23)	250	263,635

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Products (continued)
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 09/03/19)(b)	$345	$336,165
Sotera Health Holdings LLC, 6.50%, 05/15/23 (Call 05/15/20)(b)	125	126,518
Stryker Corp., 2.63%, 03/15/21 (Call 02/15/21)	390	390,971
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	409	417,340
3.15%, 01/15/23 (Call 10/15/22)	295	301,767
3.30%, 02/15/22	75	76,745
3.60%, 08/15/21 (Call 05/15/21)	130	132,648
4.15%, 02/01/24 (Call 11/01/23)	125	133,531
4.50%, 03/01/21	535	551,826
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	110	111,431
3.70%, 03/19/23 (Call 02/19/23)	95	97,804

		7,985,030

Health Care – Services — 0.7%
Acadia Healthcare Co. Inc.
5.13%, 07/01/22 (Call 07/01/20)	75	75,562
5.63%, 02/15/23 (Call 02/15/20)	175	176,556
6.13%, 03/15/21 (Call 09/03/19)(c)	100	100,167
6.50%, 03/01/24 (Call 03/01/20)	100	103,396
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	332	332,654
2.80%, 06/15/23 (Call 04/15/23)	275	275,269
4.13%, 06/01/21 (Call 03/01/21)	285	292,342
Air Medical Group Holdings Inc., 6.38%, 05/15/23 (Call 05/15/20)(b)(c)	100	90,384
Anthem Inc.
2.50%, 11/21/20	240	240,329
2.95%, 12/01/22 (Call 11/01/22)	308	311,909
3.13%, 05/15/22	330	335,689
3.30%, 01/15/23	85	87,158
3.70%, 08/15/21 (Call 05/15/21)	160	163,397
4.35%, 08/15/20	650	662,792
Centene Corp.
4.75%, 05/15/22 (Call 05/15/20)	250	255,015
5.63%, 02/15/21 (Call 02/15/20)	395	400,870
6.13%, 02/15/24 (Call 02/15/20)	225	235,827
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 02/01/20)(c)	275	273,562
6.25%, 03/31/23 (Call 03/31/20)	800	766,848
6.88%, 02/01/22 (Call 02/01/20)	650	445,087
8.13%, 06/30/24 (Call 06/30/21)(b)	200	153,156
8.63%, 01/15/24 (Call 01/15/21)(b)	350	352,072
9.88%, 06/30/23 (Call 06/30/20)(b)(j)	450	380,736
Cigna Holding Co., 4.00%, 02/15/22 (Call 11/15/21)	382	393,888
CommonSpirit Health, 2.95%, 11/01/22	75	75,364
Coventry Health Care Inc., 5.45%, 06/15/21 (Call 03/15/21)	50	52,237
DaVita Inc.
5.13%, 07/15/24 (Call 07/15/20)	291	292,152
5.75%, 08/15/22 (Call 08/15/19)	275	278,223
Eagle Holding Co. II LLC (8.38% PIK), 7.63%, 05/15/22 (Call 05/03/20)(b)(g)	125	125,938
Eagle Holding Co. II LLC (8.50% PIK), 7.75%, 05/15/22 (Call 05/15/20)(b)(g)	155	156,459
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)(b)	385	390,336
5.88%, 01/31/22(b)	100	108,002

Security	Par (000)	Value

Health Care – Services (continued)
Fresenius Medical Care U.S. Finance Inc., 5.75%, 02/15/21(b)	$125	$130,987
HCA Healthcare Inc., 6.25%, 02/15/21	250	262,302
HCA Inc.
4.75%, 05/01/23	575	613,536
5.00%, 03/15/24	375	407,614
5.88%, 05/01/23	350	383,768
7.50%, 02/15/22	525	582,136
Humana Inc.
2.50%, 12/15/20	155	154,837
3.15%, 12/01/22 (Call 09/01/22)	120	122,008
Laboratory Corp. of America Holdings
3.20%, 02/01/22	140	142,367
3.75%, 08/23/22 (Call 05/23/22)	50	51,594
MEDNAX Inc., 5.25%, 12/01/23 (Call 12/01/19)(b)	200	199,916
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	175	182,924
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 06/01/20)(b)	400	388,200
Polaris Intermediate Corp. (9.25% PIK), 8.50%, 12/01/22 (Call 06/01/20)(b)(g)	260	240,981
Quorum Health Corp., 11.63%, 04/15/23 (Call 04/15/20)(c)	100	92,545
RegionalCare Hospital Partners Holdings Inc., 8.25%, 05/01/23 (Call 05/01/20)(b)	225	239,861
Roche Holdings Inc., 3.25%, 09/17/23 (Call 08/17/23)(b)	525	545,590
Select Medical Corp., 6.38%, 06/01/21 (Call 09/03/19)	145	145,274
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	25	26,022
Tenet Healthcare Corp.
4.38%, 10/01/21	275	280,266
4.50%, 04/01/21	225	228,742
4.63%, 07/15/24 (Call 07/15/20)	358	364,426
6.00%, 10/01/20	450	464,634
6.75%, 06/15/23	475	488,029
8.13%, 04/01/22	700	748,321
UnitedHealth Group Inc.
1.95%, 10/15/20	120	119,552
2.13%, 03/15/21	226	225,365
2.38%, 10/15/22	105	105,276
2.75%, 02/15/23 (Call 11/15/22)	295	299,033
2.88%, 12/15/21	135	136,766
2.88%, 03/15/22 (Call 12/15/21)	564	571,129
2.88%, 03/15/23	28	28,516
3.15%, 06/15/21	225	228,393
3.35%, 07/15/22	559	575,574
3.38%, 11/15/21 (Call 08/15/21)	50	51,050
3.50%, 06/15/23	350	365,165
3.88%, 10/15/20 (Call 07/15/20)	100	101,475

		18,677,550

Holding Companies – Diversified — 0.4%
Ares Capital Corp.
3.50%, 02/10/23 (Call 01/10/23)	275	274,948
3.63%, 01/19/22 (Call 12/19/21)	210	211,810
4.20%, 06/10/24 (Call 05/10/24)	100	102,147
Bright Galaxy International Ltd., 3.38%, 11/03/21(d)	200	196,374
CK Hutchison International 17 II Ltd., 2.75%, 03/29/23(b)	200	200,478
CK Hutchison International 17 Ltd., 2.88%, 04/05/22(b)	1,050	1,055,428
CMHI Finance BVI Co. Ltd., 4.38%, 08/06/23(d)	400	420,348
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(b)	100	101,849
FS KKR Capital Corp., 4.63%, 07/15/24 (Call 06/15/24)	100	99,666

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies – Diversified (continued)
Huarong Finance II Co. Ltd.
3.63%, 11/22/21(d)	$200	$201,530
3.75%, 11/19/20(d)	200	201,402
Hutchison Whampoa International 12 II Ltd., 3.25%, 11/08/22(b)	200	203,352
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 02/01/20)	350	354,424
6.00%, 08/01/20 (Call 08/01/19)	370	370,000
6.25%, 02/01/22 (Call 02/01/20)	325	334,474
6.75%, 02/01/24 (Call 02/01/20)	150	156,812
KOC Holding AS, 5.25%, 03/15/23 (Call 12/15/22)(d)	400	394,340
MDC-GMTN B.V., 5.00%, 11/15/20(b)	250	257,960
MDC-GMTN BV
2.75%, 05/11/23(d)	800	807,344
3.00%, 04/19/24(d)	400	408,116
5.50%, 03/01/22(b)	200	215,398
Mumtalakat Sukuk Holding Co., 4.00%, 11/25/21(d)	200	199,150
Rongshi International Finance Ltd., 2.88%, 05/04/22(d)	200	200,322
State Elite Global Ltd.
2.25%, 10/20/21(d)	800	791,184
2.75%, 06/13/22(d)	200	199,880
Stena AB, 7.00%, 02/01/24(b)	200	196,000
Swire Pacific MTN Financing Ltd.
4.50%, 02/28/22(d)	600	626,616
4.50%, 10/09/23(d)	200	213,824
Temasek Financial I Ltd., 2.38%, 01/23/23(b)	500	501,960
VistaJet Malta Finance PLC/XO Management Holding Inc., 10.50%, 06/01/24 (Call 06/01/22)(b)	150	149,250
Yieldking Investment Ltd., 4.80%, 10/18/21(d)	200	204,050

		9,850,436

Home Builders — 0.1%
Beazer Homes USA Inc., 8.75%, 03/15/22 (Call 03/15/20)	135	140,054
Brookfield Residential Properties Inc., 6.50%, 12/15/20 (Call 09/03/19)(b)	75	75,172
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.13%, 07/01/22 (Call 07/01/20)(b)	125	126,462
DR Horton Inc., 2.55%, 12/01/20	153	153,052
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/20)(b)	100	85,097
10.50%, 07/15/24 (Call 07/15/20)(b)	100	79,963
KB Home
7.00%, 12/15/21 (Call 09/15/21)	145	155,929
7.50%, 09/15/22	100	111,608
7.63%, 05/15/23 (Call 11/15/22)	70	78,254
Lennar Corp.
2.95%, 11/29/20 (Call 09/29/20)	75	74,969
4.13%, 01/15/22 (Call 10/15/21)	160	164,070
4.50%, 04/30/24 (Call 01/30/24)	175	182,514
4.75%, 04/01/21 (Call 02/01/21)	120	122,911
4.75%, 11/15/22 (Call 08/15/22)	125	129,549
4.88%, 12/15/23 (Call 09/15/23)	100	105,427
5.38%, 10/01/22	100	106,554
6.25%, 12/15/21 (Call 06/15/21)	75	79,360
8.38%, 01/15/21	75	80,824
M/I Homes Inc., 6.75%, 01/15/21 (Call 01/15/20)	50	50,813
Mattamy Group Corp., 6.88%, 12/15/23 (Call 12/15/19)(b)	75	78,285
MDC Holdings Inc., 5.50%, 01/15/24 (Call 10/15/23)	125	135,895
Meritage Homes Corp., 7.00%, 04/01/22	50	54,752
New Home Co. Inc. (The), 7.25%, 04/01/22 (Call 10/01/19)	100	95,539
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	25	25,736

Security	Par (000)	Value

Home Builders (continued)
PulteGroup Inc., 4.25%, 03/01/21 (Call 02/01/21)	$100	$102,000
Shea Homes LP/Shea Homes Funding Corp., 5.88%, 04/01/23 (Call 04/01/20)(b)	100	102,868
Taylor Morrison Communities Inc., 6.63%, 05/15/22 (Call 05/15/20)	100	103,405
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.88%, 04/15/23 (Call 01/15/23)(b)	75	78,804
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)	108	112,039
5.88%, 02/15/22 (Call 11/15/21)	125	132,896
TRI Pointe Group Inc., 4.88%, 07/01/21 (Call 06/01/21)	75	77,023
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	125	130,667
William Lyon Homes Inc., 6.00%, 09/01/23 (Call 09/01/20)	100	101,101
Williams Scotsman International Inc.
6.88%, 08/15/23 (Call 08/15/20)(b)	140	146,699
7.88%, 12/15/22 (Call 12/15/19)(b)	75	78,563

		3,658,854

Home Furnishings — 0.0%
Panasonic Corp.
2.54%, 07/19/22 (Call 06/19/22)(b)	200	199,984
2.68%, 07/19/24 (Call 06/19/24)(b)	200	200,376
Tempur Sealy International Inc., 5.63%, 10/15/23 (Call 10/15/19)	145	149,218
Well Hope Development Ltd., 3.88%, (Call 10/19/22)(a)(d)(e)	400	392,148
Whirlpool Corp., 4.00%, 03/01/24	65	68,052

		1,009,778

Household Products & Wares — 0.1%
Central Garden & Pet Co., 6.13%, 11/15/23 (Call 11/15/19)	100	104,000
Church & Dwight Co. Inc., 2.45%, 08/01/22 (Call 07/01/22)	370	368,997
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23
(Call 08/15/19)(b)	225	194,369
Prestige Brands Inc.
5.38%, 12/15/21 (Call 12/15/19)(b)	120	120,412
6.38%, 03/01/24 (Call 03/01/20)(b)(c)	150	155,940
Reckitt Benckiser Treasury Services PLC, 2.38%, 06/24/22 (Call 04/24/22)(b)	1,000	997,990
Spectrum Brands Inc., 6.63%, 11/15/22 (Call 11/15/19)	87	89,039

		2,030,747

Housewares — 0.0%
Newell Brands Inc., 3.85%, 04/01/23 (Call 02/01/23)	475	480,980
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23 (Call 10/15/19)	100	103,668
Tupperware Brands Corp., 4.75%, 06/01/21 (Call 03/01/21)	185	189,788

		774,436

Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc., 8.13%, 02/15/24 (Call 02/15/21)(b)	195	208,363
AEGON Funding Co. LLC, 5.75%, 12/15/20	388	405,596
Aflac Inc., 3.63%, 06/15/23	260	271,991
Alleghany Corp., 4.95%, 06/27/22	150	159,886
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 8.25%, 08/01/23 (Call 08/01/19)(b)	175	178,965
Allstate Corp. (The), 3.15%, 06/15/23	270	278,335
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	910	921,502
3.38%, 08/15/20	310	312,809
4.13%, 02/15/24	150	159,388
4.88%, 06/01/22	555	592,024

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	$100	$100,477
4.00%, 11/27/23 (Call 08/27/23)	75	79,034
Ardonagh Midco 3 PLC, 8.63%, 07/15/23 (Call 07/15/20)(b)(c)	200	187,496
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	365	388,674
Assurant Inc.
4.00%, 03/15/23	285	293,715
4.20%, 09/27/23 (Call 08/27/23)	200	207,658
Athene Global Funding
2.75%, 06/25/24(b)	100	99,743
3.00%, 07/01/22(b)	540	546,372
AXA Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	195	202,572
Berkshire Hathaway Finance Corp.
2.90%, 10/15/20	275	277,222
3.00%, 05/15/22	314	321,410
4.25%, 01/15/21	415	427,508
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	379	379,489
2.75%, 03/15/23 (Call 01/15/23)	475	484,424
3.00%, 02/11/23	55	56,473
3.40%, 01/31/22	100	103,115
3.75%, 08/15/21	125	128,888
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22(d)	200	199,090
Enstar Group Ltd., 4.50%, 03/10/22 (Call 02/10/22)	150	154,669
Fidelity National Financial Inc., 5.50%, 09/01/22	175	188,662
Five Corners Funding Trust, 4.42%, 11/15/23(b)	900	961,551
Fortune Star BVI Ltd., 5.25%, 03/23/22 (Call 03/23/20)(d)	800	794,544
Genworth Holdings Inc.
4.80%, 02/15/24(c)	100	91,980
4.90%, 08/15/23	100	93,420
7.20%, 02/15/21	100	102,294
7.63%, 09/24/21	175	182,170
Guardian Life Global Funding
1.95%, 10/27/21(b)	250	247,295
2.90%, 05/06/24(b)	350	357,689
3.40%, 04/25/23(b)	50	51,623
Hanwha Life Insurance Co. Ltd., 4.70%, (Call 04/23/23)(a)(d)(e)	250	250,795
Hartford Financial Services Group Inc. (The), 5.13%, 04/15/22	310	331,647
Jackson National Life Global Funding
2.60%, 12/09/20(b)	225	225,540
2.65%, 06/21/24(b)	200	200,418
3.30%, 06/11/21(b)	385	391,091
3.30%, 02/01/22(b)	25	25,475
Liberty Mutual Group Inc.
4.25%, 06/15/23(b)	476	501,204
5.00%, 06/01/21(b)	490	509,610
Lincoln National Corp.
4.00%, 09/01/23	250	263,822
4.20%, 03/15/22	185	192,541
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	185	186,665
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	200	202,070
3.50%, 12/29/20	35	35,513
3.88%, 03/15/24 (Call 02/15/24)	535	566,800
4.80%, 07/15/21 (Call 04/15/21)	138	143,256

Security	Par (000)	Value

Insurance (continued)
MassMutual Global Funding II
1.95%, 09/22/20(b)	$250	$249,305
2.45%, 11/23/20(b)	500	501,245
2.50%, 04/13/22(b)	500	502,310
MetLife Inc.
3.05%, 12/15/22	100	102,097
3.60%, 04/10/24	50	52,664
Series D, 4.37%, 09/15/23	150	161,806
Metropolitan Life Global Funding I
1.95%, 09/15/21(b)	250	247,965
2.40%, 01/08/21(b)	500	499,890
2.40%, 06/17/22(b)	310	310,112
2.50%, 12/03/20(b)	150	150,183
2.65%, 04/08/22(b)	210	211,676
3.45%, 10/09/21(b)	150	153,219
3.60%, 01/11/24(b)	500	525,260
3.88%, 04/11/22(b)	500	518,930
MGIC Investment Corp., 5.75%, 08/15/23	130	141,337
New York Life Global Funding
1.95%, 09/28/20(b)	550	548,570
2.00%, 04/13/21(b)	650	647,406
2.30%, 06/10/22(b)	290	289,809
2.88%, 04/10/24(b)	150	152,723
3.25%, 08/06/21(b)	95	96,760
Pricoa Global Funding I
2.45%, 09/21/22(b)	150	150,134
2.55%, 11/24/20(b)	250	250,480
3.45%, 09/01/23(b)	350	363,293
Primerica Inc., 4.75%, 07/15/22	157	165,740
Principal Financial Group Inc.
3.13%, 05/15/23	10	10,223
3.30%, 09/15/22	25	25,555
Principal Life Global Funding II, 2.63%, 11/19/20(b)	125	125,344
Progressive Corp. (The), 3.75%, 08/23/21	50	51,500
Protective Life Global Funding
2.00%, 09/14/21(b)	250	247,075
2.16%, 09/25/20(b)	150	149,610
2.62%, 08/22/22(b)	500	501,335
Prudential Financial Inc.
3.50%, 05/15/24	60	63,339
4.50%, 11/16/21	385	403,773
5.63%, 06/15/43 (Call 06/15/23)(a)	300	321,999
5.88%, 09/15/42 (Call 09/15/22)(a)	160	170,984
Reinsurance Group of America Inc., 5.00%, 06/01/21	285	297,093
Reliance Standard Life Global Funding II, 3.85%, 09/19/23(b)	375	386,546
Sunshine Life Insurance Corp. Ltd., 3.15%, 04/20/21(d)	200	197,242
Travelers Companies Inc. (The), 3.90%, 11/01/20	242	246,656
Union Life Insurance Co. Ltd., 3.00%, 09/19/21(d)	400	344,244
Unum Group, 4.00%, 03/15/24	525	550,452
Vigorous Champion International Ltd., 4.38%, 09/10/23(d)	200	208,242
Voya Financial Inc., 5.65%, 05/15/53 (Call 05/15/23)(a)	175	184,753
York Risk Services Holding Corp., 8.50%, 10/01/22 (Call 10/01/19)(b)	75	75,521

		26,778,963

Internet — 0.3%
Alibaba Group Holding Ltd., 3.13%, 11/28/21 (Call 09/28/21)	650	658,001

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Alphabet Inc.
3.38%, 02/25/24	$125	$131,699
3.63%, 05/19/21	360	369,608
Amazon.com Inc.
1.90%, 08/21/20	225	224,388
2.40%, 02/22/23 (Call 01/22/23)	595	599,730
2.50%, 11/29/22 (Call 08/29/22)	232	234,332
3.30%, 12/05/21 (Call 10/05/21)	135	138,621
Baidu Inc.
2.88%, 07/06/22	200	199,944
3.50%, 11/28/22	200	203,844
3.88%, 09/29/23 (Call 08/29/23)	500	520,305
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	25	25,306
Cogent Communications Group Inc.
5.38%, 03/01/22 (Call 12/01/21)(b)	100	104,463
5.63%, 04/15/21 (Call 04/15/20)(b)	25	25,350
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	250	251,220
2.75%, 01/30/23 (Call 12/30/22)	495	498,876
2.88%, 08/01/21 (Call 06/01/21)	315	316,890
3.25%, 10/15/20 (Call 07/15/20)	75	75,567
3.80%, 03/09/22 (Call 02/09/22)	137	141,346
EIG Investors Corp., 10.88%, 02/01/24 (Call 02/01/20)	100	105,125
Expedia Group Inc., 5.95%, 08/15/20	245	253,516
Netflix Inc.
5.38%, 02/01/21	125	129,235
5.50%, 02/15/22	200	212,230
5.75%, 03/01/24	100	108,527
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)	100	101,250
4.20%, 09/15/20	170	172,644
Tencent Holdings Ltd.
2.99%, 01/19/23 (Call 12/19/22)(d)	600	605,940
3.28%, 04/11/24 (Call 03/11/24)(b)	600	613,902
Uber Technologies Inc., 7.50%, 11/01/23 (Call 11/01/20)(b)	125	132,051
VeriSign Inc., 4.63%, 05/01/23 (Call 05/01/20)	175	177,238
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)	500	501,755
Zayo Group LLC/Zayo Capital Inc., 6.00%, 04/01/23 (Call 04/01/20)	350	359,709

		8,192,612

Iron & Steel — 0.2%
AK Steel Corp.
7.50%, 07/15/23 (Call 07/15/20)	125	128,106
7.63%, 10/01/21 (Call 10/01/19)	125	124,464
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	150	153,835
7.88%, 08/15/23 (Call 05/15/23)	125	134,709
ArcelorMittal
3.60%, 07/16/24	200	201,536
5.25%, 08/05/20	150	153,792
5.50%, 03/01/21	235	244,334
6.25%, 02/25/22	275	297,143
Carpenter Technology Corp.
4.45%, 03/01/23 (Call 12/01/22)	50	51,203
5.20%, 07/15/21 (Call 04/15/21)	50	51,414
Cleveland-Cliffs Inc., 4.88%, 01/15/24 (Call 01/15/21)(b)	120	123,076
Commercial Metals Co., 4.88%, 05/15/23 (Call 02/15/23)	75	76,817
Evraz PLC
5.25%, 04/02/24(d)	200	211,656
5.38%, 03/20/23(d)	200	211,230

Security	Par (000)	Value

Iron & Steel (continued)
6.75%, 01/31/22(d)	$400	$428,948
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%, 04/29/24 (Call 01/29/24)(d)	400	440,088
JSW Steel Ltd., 5.25%, 04/13/22(d)	400	408,968
Metalloinvest Finance DAC, 4.85%, 05/02/24(d)	200	207,826
Metinvest BV, 7.75%, 04/23/23 (Call 01/23/23)(d)	200	209,176
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	260	274,217
4.13%, 09/15/22 (Call 03/15/22)	15	15,743
POSCO, 4.00%, 08/01/23(d)	200	209,058
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	144	151,079
Severstal OAO Via Steel Capital SA, 5.90%, 10/17/22(d)	200	215,036
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 10/01/19)	200	201,320
5.25%, 04/15/23 (Call 04/15/20)	169	172,079
Vale Overseas Ltd., 4.38%, 01/11/22	379	391,295

		5,488,148

Leisure Time — 0.0%
24 Hour Fitness Worldwide Inc., 8.00%, 06/01/22 (Call 06/01/20)(b)(c)	135	134,513
Carlson Travel Inc., 6.75%, 12/15/23 (Call 12/15/19)(b)	200	203,246
Carnival Corp., 3.95%, 10/15/20	275	279,829
NCL Corp. Ltd., 4.75%, 12/15/21 (Call 12/15/19)(b)	146	148,254
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	125	125,158
5.25%, 11/15/22	100	108,013
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/19)(b)	150	154,171
5.38%, 04/15/23 (Call 04/15/20)(b)	150	153,457
Vista Outdoor Inc., 5.88%, 10/01/23 (Call 10/01/19)(c)	100	97,992

		1,404,633

Lodging — 0.2%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 03/15/21)(b)	100	100,373
Boyd Gaming Corp., 6.88%, 05/15/23 (Call 05/15/20)	225	232,967
Choice Hotels International Inc., 5.75%, 07/01/22	155	165,549
Diamond Resorts International Inc., 7.75%, 09/01/23 (Call 09/01/19)(b)(c)	175	179,452
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/19)(b)	200	204,656
10.25%, 11/15/22 (Call 11/15/19)(b)	110	117,073
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	125	125,663
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	383	381,001
2.88%, 03/01/21 (Call 02/01/21)	220	221,023
3.25%, 09/15/22 (Call 06/15/22)	25	25,453
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	13	13,788
MGM China Holdings Ltd., 5.38%, 05/15/24 (Call 05/15/21)(b)	200	207,424
MGM Resorts International
6.00%, 03/15/23	325	353,239
6.63%, 12/15/21	325	352,394
7.75%, 03/15/22	290	324,493
Minor International PCL, 4.66%, (Call 12/04/21)(a)(d)(e)	200	205,576
Sands China Ltd., 4.60%, 08/08/23 (Call 07/08/23)	400	423,816
Studio City Co. Ltd., 7.25%, 11/30/21 (Call 11/30/19)(b)	200	205,966
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	100	100,758
4.25%, 03/01/22 (Call 12/01/21)	185	187,531

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
5.63%, 03/01/21	$77	$79,696
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/23 (Call 02/28/23)(b)	150	151,314

		4,359,205

Machinery — 0.4%
ABB Finance USA Inc.
2.88%, 05/08/22	520	526,984
3.38%, 04/03/23 (Call 03/03/23)	250	257,740
ATS Automation Tooling Systems Inc., 6.50%, 06/15/23 (Call 06/15/20)(b)	50	51,593
Briggs & Stratton Corp., 6.88%, 12/15/20	44	45,726
Caterpillar Financial Services Corp.
1.70%, 08/09/21	520	514,784
1.85%, 09/04/20	115	114,503
2.40%, 06/06/22	160	160,480
2.55%, 11/29/22	33	33,280
2.85%, 06/01/22	100	101,541
2.85%, 05/17/24	235	240,144
2.95%, 02/26/22	290	295,377
3.15%, 09/07/21	250	254,907
3.30%, 06/09/24	500	520,975
3.45%, 05/15/23	150	155,932
3.65%, 12/07/23	315	331,434
Series I, 2.65%, 05/17/21	155	156,080
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	175	176,417
3.40%, 05/15/24 (Call 02/15/24)	450	471,744
3.90%, 05/27/21	295	303,549
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 12/15/19)(b)	110	102,300
CNH Industrial Capital LLC
3.88%, 10/15/21	225	229,768
4.38%, 11/06/20	173	176,488
4.38%, 04/05/22	226	234,782
4.88%, 04/01/21	150	155,190
CNH Industrial NV, 4.50%, 08/15/23	75	79,306
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)	25	26,247
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)	190	191,569
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)	50	50,697
John Deere Capital Corp.
2.15%, 09/08/22	335	333,760
2.30%, 06/07/21	100	100,045
2.35%, 01/08/21	210	210,359
2.55%, 01/08/21	150	150,565
2.60%, 03/07/24	375	378,071
2.65%, 01/06/22	105	105,919
2.70%, 01/06/23	50	50,683
2.80%, 03/04/21	150	151,296
2.80%, 03/06/23	480	488,933
2.88%, 03/12/21	100	100,943
2.95%, 04/01/22	120	122,080
3.13%, 09/10/21	140	142,316
3.15%, 10/15/21	115	117,007
3.20%, 01/10/22	10	10,220
3.45%, 06/07/23	120	124,996
3.45%, 01/10/24	320	333,779
3.65%, 10/12/23	135	142,353
3.90%, 07/12/21	75	77,268
Series 0014, 2.45%, 09/11/20	150	150,260
Nvent Finance Sarl, 3.95%, 04/15/23 (Call 03/15/23)	75	75,753

Security	Par (000)	Value

Machinery (continued)
Roper Technologies Inc.
2.80%, 12/15/21 (Call 11/15/21)	$165	$165,901
3.00%, 12/15/20 (Call 11/15/20)	185	186,128
3.13%, 11/15/22 (Call 08/15/22)	75	76,291
3.65%, 09/15/23 (Call 08/15/23)	475	494,119
Vertiv Intermediate Holding Corp. (13.00% PIK), 12.00%, 02/15/22 (Call 02/15/20)(b)(g)	140	132,507
Wabtec Corp., 4.40%, 03/15/24 (Call 02/15/24)	90	94,570
Xylem Inc./NY, 4.88%, 10/01/21	50	52,422
Zoomlion HK SPV Co. Ltd., 6.13%, 12/20/22(b)	200	203,034

		10,731,115

Manufacturing — 0.3%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	125	123,494
2.00%, 08/07/20	100	99,798
2.00%, 06/26/22	255	254,095
2.75%, 03/01/22 (Call 02/01/22)	65	65,945
3.00%, 09/14/21 (Call 08/14/21)	190	192,924
3.25%, 02/14/24 (Call 01/14/24)	175	182,411
Actuant Corp., 5.63%, 06/15/22 (Call 06/15/20)	75	75,643
Eaton Corp., 2.75%, 11/02/22	340	342,921
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22 (Call 08/16/19)(b)	146	146,073
General Electric Co.
2.70%, 10/09/22	1,120	1,116,942
3.10%, 01/09/23	100	100,999
3.15%, 09/07/22	215	216,984
3.38%, 03/11/24	50	51,225
4.38%, 09/16/20	250	254,925
4.63%, 01/07/21	350	359,432
4.65%, 10/17/21	700	729,428
5.30%, 02/11/21	410	424,990
Illinois Tool Works Inc., 3.38%, 09/15/21 (Call 06/15/21)	75	76,516
Ingersoll-Rand Global Holding Co. Ltd.
2.90%, 02/21/21	150	150,858
4.25%, 06/15/23	206	218,690
LSB Industries Inc., 9.63%, 05/01/23 (Call 05/01/20)(b)(c)	95	97,767
Parker-Hannifin Corp., 2.70%, 06/14/24 (Call 05/14/24)	155	155,997
Siemens Financieringsmaatschappij NV
1.70%, 09/15/21(b)	250	246,990
2.00%, 09/15/23(b)	250	246,080
2.90%, 05/27/22(b)	750	761,692
Sunny Optical Technology Group Co. Ltd., 3.75%, 01/23/23(d)	200	200,960

		6,893,779

Media — 0.9%
Altice Financing SA, 6.63%, 02/15/23 (Call 02/15/20)(b)	550	567,308
Altice Finco SA, 8.13%, 01/15/24 (Call 12/15/19)(b)	200	206,994
Altice Luxembourg SA, 7.75%, 05/15/22 (Call 05/15/20)(b)(c)	200	203,938
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/19)	175	176,495
5.00%, 04/01/24 (Call 04/01/20)	250	256,767
Cablevision Systems Corp., 5.88%, 09/15/22	175	185,932
CBS Corp.
2.50%, 02/15/23 (Call 01/15/23)	365	362,930
2.90%, 06/01/23 (Call 05/01/23)	35	35,207
3.38%, 03/01/22 (Call 12/01/21)	307	312,931

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/19)(b)	$150	$150,768
5.13%, 02/15/23 (Call 02/15/20)	300	304,611
5.13%, 05/01/23 (Call 05/01/20)(b)	320	327,453
5.25%, 03/15/21 (Call 09/03/19)	100	100,539
5.25%, 09/30/22 (Call 09/30/19)	275	278,443
5.75%, 09/01/23 (Call 03/01/20)	125	127,514
5.75%, 01/15/24 (Call 07/15/20)	250	255,460
5.88%, 04/01/24 (Call 04/01/20)(b)	450	468,796
Cengage Learning Inc., 9.50%, 06/15/24 (Call 06/15/20)(b)	150	142,094
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)	1,123	1,176,354
4.50%, 02/01/24 (Call 01/01/24)	125	132,535
Clear Channel Worldwide Holdings Inc.
9.25%, 02/15/24 (Call 02/15/21)(b)	630	684,029
6.50%, 11/15/22 (Call 11/15/19)	525	535,935
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	145	177,383
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	40	39,442
2.75%, 03/01/23 (Call 02/01/23)	485	492,741
2.85%, 01/15/23	400	407,540
3.13%, 07/15/22	555	569,053
3.30%, 10/01/20	285	288,306
3.45%, 10/01/21	200	205,030
3.60%, 03/01/24	775	816,013
3.70%, 04/15/24 (Call 03/15/24)	450	475,771
Cox Communications Inc.
2.95%, 06/30/23 (Call 03/30/23)(b)	190	191,966
3.25%, 12/15/22(b)	580	590,585
CSC Holdings LLC
5.13%, 12/15/21 (Call 08/12/19)(b)	400	400,196
5.25%, 06/01/24	200	209,190
5.38%, 07/15/23 (Call 07/15/20)(b)	200	205,192
6.75%, 11/15/21	275	294,453
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	375	378,450
3.25%, 04/01/23	100	101,807
3.50%, 06/15/22 (Call 04/15/22)	475	485,464
4.38%, 06/15/21	35	36,118
DISH DBS Corp.
5.00%, 03/15/23	400	384,844
5.88%, 07/15/22	510	516,202
6.75%, 06/01/21	500	521,215
Fox Corp.
3.67%, 01/25/22(b)	25	25,765
4.03%, 01/25/24 (Call 12/25/23)(b)	485	513,620
Lee Enterprises Inc., 9.50%, 03/15/22 (Call 03/15/20)(b)	125	126,250
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/24 (Call 05/15/20)(b)(c)	100	90,507
Mediacom Broadband LLC/Mediacom Broadband Corp., 5.50%, 04/15/21 (Call 09/03/19)	12	12,000
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 08/15/23 (Call 08/15/19)(b)	150	155,310
NBCUniversal Media LLC
2.88%, 01/15/23	350	356,895
4.38%, 04/01/21	614	635,294

Security	Par (000)	Value

Media (continued)
Nexstar Broadcasting Inc.
5.88%, 11/15/22 (Call 11/15/19)	$100	$102,465
6.13%, 02/15/22 (Call 02/15/20)(b)	100	101,446
Quebecor Media Inc., 5.75%, 01/15/23	220	234,967
Radiate Holdco LLC/Radiate Finance Inc., 6.88%, 02/15/23 (Call 02/15/20)(b)	85	86,091
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 08/13/19)	125	125,050
6.13%, 10/01/22 (Call 10/01/19)	145	147,591
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(b)	260	262,764
4.63%, 05/15/23 (Call 05/15/20)(b)	125	127,074
4.63%, 07/15/24 (Call 07/15/21)(b)	225	231,529
TEGNA Inc.
4.88%, 09/15/21 (Call 09/15/19)(b)	100	100,250
6.38%, 10/15/23 (Call 10/15/19)	150	154,208
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	510	520,883
4.13%, 02/15/21 (Call 11/15/20)	250	254,720
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	325	383,396
Tribune Media Co., 5.88%, 07/15/22 (Call 07/15/20)	250	254,127
TWDC Enterprises 18 Corp.
2.15%, 09/17/20	300	299,943
2.30%, 02/12/21	393	393,715
2.35%, 12/01/22	526	528,351
2.45%, 03/04/22	125	125,768
2.55%, 02/15/22	33	33,320
3.75%, 06/01/21	125	128,346
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/20)(b)	295	293,150
6.75%, 09/15/22 (Call 09/15/19)(b)	174	177,113
Urban One Inc., 7.38%, 04/15/22 (Call 04/15/20)(b)	100	100,130
Viacom Inc.
3.88%, 12/15/21	220	225,394
4.50%, 03/01/21	10	10,277
5.88%, 02/28/57 (Call 02/28/22)(a)	150	155,199
Videotron Ltd.
5.00%, 07/15/22	200	209,154
5.38%, 06/15/24 (Call 03/15/24)(b)	175	187,315
VTR Finance BV, 6.88%, 01/15/24 (Call 01/15/20)(d)	250	258,545
Walt Disney Co. (The)
3.00%, 09/15/22(b)	185	188,902
4.50%, 02/15/21(b)	150	155,043

		23,251,861

Metal Fabricate & Hardware — 0.0%
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 12/15/19)(b)	200	191,468
Hillman Group Inc. (The), 6.38%, 07/15/22 (Call 07/15/20)(b)	50	45,620
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	378	380,211

		617,299

Mining — 0.5%
Aleris International Inc., 10.75%, 07/15/23 (Call 07/15/20)(b)	130	134,701
ALROSA Finance SA, 7.75%, 11/03/20(d)	200	212,146
Anglo American Capital PLC, 3.75%, 04/10/22(b)	230	234,961
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22	240	251,626
Barminco Finance Pty Ltd., 6.63%, 05/15/22 (Call 05/15/20)(b)	125	128,505
Barrick Gold Corp., 3.85%, 04/01/22	75	77,332

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	$485	$490,965
6.25%, 10/19/75 (Call 10/19/20)(a)(b)	250	260,310
Century Aluminum Co., 7.50%, 06/01/21 (Call 09/03/19)(b)(c)	75	74,113
Chalco Hong Kong Investment Co. Ltd., 4.88%, 09/07/21(d)	200	205,816
Chinalco Capital Holdings Ltd.
4.00%, 08/25/21(d)	200	199,724
4.25%, 04/21/22(d)	200	200,694
Constellium SE, 5.75%, 05/15/24 (Call 05/15/20)(b)	250	257,060
Corp. Nacional del Cobre de Chile, 4.50%, 08/13/23(d)	400	427,708
Eldorado Gold Corp., 9.50%, 06/01/24 (Call 12/01/21)(b)	75	77,438
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%, 03/01/22 (Call 03/01/20)(b)	150	124,944
First Quantum Minerals Ltd., 7.25%, 05/15/22 (Call 05/15/20)(d)	400	402,240
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)(b)	225	230,643
5.13%, 03/15/23 (Call 12/15/22)(b)	135	140,474
5.13%, 05/15/24 (Call 02/15/24)(b)	200	207,732
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)	500	501,250
3.88%, 03/15/23 (Call 12/15/22)	475	476,696
4.00%, 11/14/21	175	178,580
6.88%, 02/15/23 (Call 02/15/20)	200	210,370
Fresnillo PLC, 5.50%, 11/13/23(d)	600	649,920
Glencore Finance Canada Ltd.
4.25%, 10/25/22(b)	362	376,618
4.95%, 11/15/21(b)	140	146,394
Glencore Funding LLC
3.00%, 10/27/22 (Call 09/27/22)(b)	190	190,481
4.13%, 05/30/23(b)	580	602,150
4.13%, 03/12/24 (Call 02/12/24)(b)	300	311,013
4.63%, 04/29/24(b)	110	116,513
Hecla Mining Co., 6.88%, 05/01/21 (Call 09/03/19)	150	145,306
Hudbay Minerals Inc., 7.25%, 01/15/23 (Call 07/15/20)(b)	130	134,228
Indonesia Asahan Aluminium Persero PT, 5.71%, 11/15/23(d)	300	330,771
Joseph T Ryerson & Son Inc., 11.00%, 05/15/22 (Call 05/15/20)(b)	100	105,576
Kaiser Aluminum Corp., 5.88%, 05/15/24 (Call 05/15/20)	100	103,754
Kinross Gold Corp., 5.13%, 09/01/21 (Call 06/01/21)	200	207,040
Minera y Metalurgica del Boleo SAPI de CV, 3.25%, 04/17/24(d)	200	203,014
Minmetals Bounteous Finance BVI Ltd., 3.13%, 07/27/21(d)	400	400,376
MMC Norilsk Nickel OJSC via MMC Finance DAC
3.85%, 04/08/22(d)	600	606,216
4.10%, 04/11/23(d)	400	405,948
MMC Norilsk Nickel OJSC Via MMC Finance DAC, 5.55%, 10/28/20(d)	200	206,396
Mountain Province Diamonds Inc., 8.00%, 12/15/22 (Call 12/15/19)(b)	75	74,300
New Gold Inc., 6.25%, 11/15/22 (Call 11/15/19)(b)	125	119,886
Newcrest Finance Pty Ltd., 4.20%, 10/01/22(b)	250	259,950
Newmont Goldcorp Corp.
3.50%, 03/15/22 (Call 12/15/21)	355	362,040
3.70%, 03/15/23 (Call 12/15/22)(b)	375	387,007
Northwest Acquisitions ULC/Dominion Finco Inc., 7.13%, 11/01/22 (Call 11/01/19)(b)	160	108,800

Security	Par (000)	Value

Mining (continued)
Petra Diamonds U.S. Treasury PLC, 7.25%, 05/01/22 (Call 05/01/20)(d)	$200	$187,952
Petropavlovsk 2016 Ltd., 8.13%, 11/14/22 (Call 08/14/22)(d)	400	381,256
Polyus Finance PLC, 5.25%, 02/07/23(d)	200	209,038
Southern Copper Corp., 3.50%, 11/08/22	100	101,950
Taseko Mines Ltd., 8.75%, 06/15/22 (Call 06/15/20)(b)	60	57,793
Vedanta Resources Finance II PLC, 8.00%, 04/23/23(d)	200	205,726
Vedanta Resources Ltd.
7.13%, 05/31/23(d)	200	200,670
8.25%, 06/07/21(d)	500	527,465

		14,131,575

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 5.00%, 09/01/23 (Call 03/01/20)	200	203,240
Pitney Bowes Inc.
3.88%, 09/15/20	50	50,023
3.88%, 10/01/21 (Call 09/01/21)	150	146,269
4.63%, 05/15/22 (Call 04/15/22)	125	119,745
4.63%, 03/15/24 (Call 12/15/23)	125	113,355
4.70%, 04/01/23 (Call 03/01/23)	100	94,344
Xerox Corp.
2.75%, 09/01/20	83	82,858
4.07%, 03/17/22	85	86,204
4.13%, 03/15/23 (Call 02/15/23)	475	476,762
4.50%, 05/15/21	275	281,564

		1,654,364

Oil & Gas — 2.3%
Aker BP ASA
4.75%, 06/15/24 (Call 06/15/21)(b)	200	206,050
6.00%, 07/01/22 (Call 07/01/20)(b)	150	154,426
Anadarko Petroleum Corp., 4.85%, 03/15/21 (Call 02/15/21)	470	484,828
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/20)	275	261,946
5.38%, 11/01/21 (Call 11/01/19)	250	247,130
5.63%, 06/01/23 (Call 06/01/20)(c)	225	212,713
Apache Corp., 3.25%, 04/15/22 (Call 01/15/22)	85	86,023
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22 (Call 04/01/20)(b)	259	254,061
Athabasca Oil Corp., 9.88%, 02/24/22 (Call 02/24/20)(b)	125	119,469
Baytex Energy Corp.
5.13%, 06/01/21 (Call 09/03/19)(b)	120	119,837
5.63%, 06/01/24 (Call 06/01/20)(b)	100	95,086
BG Energy Capital PLC, 4.00%, 10/15/21(b)	200	206,166
Bharat Petroleum Corp. Ltd., 4.38%, 01/24/22(d)	400	412,616
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	301	299,950
2.52%, 09/19/22 (Call 08/19/22)	116	116,609
2.75%, 05/10/23	450	455,359
3.22%, 04/14/24 (Call 02/14/24)	250	257,870
3.25%, 05/06/22	571	585,167
3.79%, 02/06/24 (Call 01/06/24)	400	422,372
4.50%, 10/01/20	240	245,981
4.74%, 03/11/21	400	415,460
BP Capital Markets PLC
2.50%, 11/06/22	315	316,692
3.06%, 03/17/22	358	365,078
3.56%, 11/01/21	615	631,119
3.81%, 02/10/24	75	79,222

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.99%, 09/26/23	$500	$531,010
Bruin E&P Partners LLC, 8.88%, 08/01/23 (Call 08/01/20)(b)	170	127,459
California Resources Corp., 8.00%, 12/15/22 (Call 12/15/19)(b)(c)	525	367,122
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 09/03/19)	200	198,252
7.63%, 01/15/22 (Call 01/15/20)(c)	100	96,124
7.75%, 04/15/23 (Call 04/15/20)(c)	100	96,035
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	525	530,187
3.45%, 11/15/21 (Call 08/15/21)	190	193,555
3.80%, 04/15/24 (Call 01/15/24)	30	31,311
Canadian Oil Sands Ltd., 4.50%, 04/01/22(b)	100	102,596
Carrizo Oil & Gas Inc., 6.25%, 04/15/23 (Call 04/15/20)(c)	175	171,682
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	25	25,051
3.80%, 09/15/23 (Call 06/15/23)	75	76,799
Chaparral Energy Inc., 8.75%, 07/15/23 (Call 07/15/20)(b)(c)	50	28,980
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 04/15/20)(c)	125	115,018
5.75%, 03/15/23	50	42,938
Chevron Corp.
2.10%, 05/16/21 (Call 04/15/21)	715	714,499
2.36%, 12/05/22 (Call 09/05/22)	610	613,721
2.41%, 03/03/22 (Call 01/03/22)	180	181,143
2.42%, 11/17/20 (Call 10/17/20)	575	577,380
2.50%, 03/03/22 (Call 02/03/22)	190	191,571
2.57%, 05/16/23 (Call 03/16/23)	50	50,687
3.19%, 06/24/23 (Call 03/24/23)	560	580,406
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/21)(b)	55	57,236
CITGO Petroleum Corp., 6.25%, 08/15/22 (Call 08/15/19)(b)	50	50,457
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(d)	200	213,388
CNOOC Finance 2011 Ltd., 4.25%, 01/26/21(b)	400	408,952
CNOOC Finance 2012 Ltd., 3.88%, 05/02/22(b)	700	720,713
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	1,400	1,410,710
CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/24	200	212,342
CNPC General Capital Ltd., 3.40%, 04/16/23(d)	200	204,078
CNPC HK Overseas Capital Ltd., 4.50%, 04/28/21(b)	346	356,356
CNX Resources Corp., 5.88%, 04/15/22 (Call 04/15/20)	229	218,441
Continental Resources Inc./OK
4.50%, 04/15/23 (Call 01/15/23)	606	633,040
5.00%, 09/15/22 (Call 03/15/20)	460	464,140
CVR Refining LLC/Coffeyville Finance Inc., 6.50%, 11/01/22 (Call 11/01/19)	150	152,409
Denbury Resources Inc.
5.50%, 05/01/22 (Call 05/01/20)	21	10,708
7.75%, 02/15/24 (Call 08/15/20)(b)(c)	147	107,961
9.00%, 05/15/21 (Call 12/15/19)(b)	125	117,676
9.25%, 03/31/22 (Call 03/31/20)(b)	114	100,435
Diamond Offshore Drilling Inc., 3.45%, 11/01/23 (Call 08/01/23)	75	63,719
Dolphin Energy Ltd. LLC, 5.50%, 12/15/21(b)	200	212,350
Ecopetrol SA, 5.88%, 09/18/23	415	461,264
Encana Corp., 3.90%, 11/15/21 (Call 08/15/21)	25	25,546
Energen Corp., 4.63%, 09/01/21 (Call 06/01/21)	100	101,967
Eni SpA, Series X-R, 4.00%, 09/12/23(b)	200	208,656
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 04/15/21)(b)	175	171,500

Security	Par (000)	Value

Oil & Gas (continued)
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	$310	$312,871
4.10%, 02/01/21	322	331,122
EP Energy LLC/Everest Acquisition Finance Inc., 9.38%, 05/01/24 (Call 05/01/20)(b)(c)	150	31,425
EQT Corp.
2.50%, 10/01/20 (Call 09/01/20)	193	191,917
3.00%, 10/01/22 (Call 09/01/22)	559	542,806
4.88%, 11/15/21	87	90,084
Equinor ASA
2.45%, 01/17/23	390	392,769
2.65%, 01/15/24	120	121,994
2.75%, 11/10/21	480	485,434
2.90%, 11/08/20	585	589,932
3.15%, 01/23/22	515	526,315
3.70%, 03/01/24	395	418,230
Extraction Oil & Gas Inc., 7.38%, 05/15/24 (Call 05/15/20)(b)	100	81,365
Exxon Mobil Corp.
2.22%, 03/01/21 (Call 02/01/21)	1,425	1,427,080
2.40%, 03/06/22 (Call 01/06/22)	235	236,488
2.73%, 03/01/23 (Call 01/01/23)	115	117,113
Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23(d)	400	438,972
Gazprom OAO Via Gaz Capital SA
4.95%, 07/19/22(d)	600	632,058
6.00%, 01/23/21(d)	200	209,092
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/21 (Call 09/30/19)(b)	80	69,194
GS Caltex Corp., 3.00%, 06/04/24(d)	400	402,972
Gulfport Energy Corp., 6.63%, 05/01/23 (Call 05/01/20)	100	83,701
Harvest Operations Corp., 4.20%, 06/01/23 (Call 05/01/23)(d)	200	211,442
HighPoint Operating Corp., 7.00%, 10/15/22 (Call 10/15/19)	100	93,098
Husky Energy Inc., 3.95%, 04/15/22 (Call 01/15/22)	15	15,468
Indian Oil Corp. Ltd., 4.75%, 01/16/24(d)	600	636,672
Ithaca Energy North Sea PLC, 9.38%, 07/15/24 (Call 07/15/21)(b)	200	205,150
KazMunayGas National Co. JSC
3.88%, 04/19/22(d)	200	204,950
4.40%, 04/30/23(d)	210	220,172
Korea National Oil Corp., 2.00%, 10/24/21(b)	200	197,696
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 01/15/20)	125	116,019
6.25%, 03/15/23 (Call 03/15/20)	100	89,773
Lonestar Resources America Inc., 11.25%, 01/01/23 (Call 01/01/21)(b)	75	70,087
Lukoil International Finance BV
4.56%, 04/24/23(d)	400	419,468
6.13%, 11/09/20(d)	500	521,225
6.66%, 06/07/22(d)	300	329,373
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	296	296,565
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	340	343,750
4.75%, 12/15/23 (Call 10/15/23)	145	156,657
5.13%, 03/01/21	603	626,674
5.38%, 10/01/22 (Call 10/01/19)	173	175,446

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/20)(b)	$195	$186,233
7.00%, 03/31/24 (Call 09/30/19)(b)	250	238,332
Montage Resources Corp., 8.88%, 07/15/23 (Call 07/15/20)	125	96,624
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	200	200,402
4.20%, 12/01/22 (Call 09/01/22)	150	152,242
Nabors Industries Inc.
4.63%, 09/15/21	175	170,858
5.00%, 09/15/20	100	100,206
5.10%, 09/15/23 (Call 06/15/23)	100	87,782
5.50%, 01/15/23 (Call 11/15/22)	150	140,537
Newfield Exploration Co.
5.63%, 07/01/24	500	551,890
5.75%, 01/30/22	347	370,665
Noble Energy Inc., 4.15%, 12/15/21 (Call 09/15/21)	803	827,692
Noble Holding International Ltd., 7.75%, 01/15/24 (Call 10/15/23)	114	89,100
Nostrum Oil & Gas Finance BV, 8.00%, 07/25/22 (Call 07/25/20)(d)	200	124,486
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/19)	242	240,942
6.88%, 01/15/23 (Call 07/15/20)	150	147,606
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	160	160,022
2.70%, 02/15/23 (Call 08/15/22)	325	325,604
3.13%, 02/15/22 (Call 11/15/21)	390	394,785
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	457	466,323
ONGC Videsh Vankorneft Pte Ltd., 2.88%, 01/27/22(d)	400	398,424
Pacific Drilling SA, 8.38%, 10/01/23 (Call 09/01/20)(b)	190	185,166
Pacific Drilling SA (12.00% PIK), 11.00%, 04/01/24 (Call 04/01/20)(b)(g)	75	73,430
PBF Holding Co. LLC/PBF Finance Corp., 7.00%, 11/15/23 (Call 11/15/19)	170	176,567
Pertamina Persero PT
4.30%, 05/20/23(d)	400	419,120
4.88%, 05/03/22(d)	600	633,720
Petrobras Global Finance BV
4.38%, 05/20/23	700	726,110
5.38%, 01/27/21	402	417,433
Petroleos Mexicanos
3.50%, 01/30/23	1,000	953,890
4.63%, 09/21/23	700	688,429
4.88%, 01/24/22	1,000	1,007,840
5.38%, 03/13/22	300	304,614
5.50%, 01/21/21	1,220	1,246,486
6.10%, 03/11/22, (3 mo. LIBOR US + 3.650%)(f)	215	217,268
Petronas Capital Ltd., 3.13%, 03/18/22(d)	700	709,275
Phillips 66, 4.30%, 04/01/22	470	494,294
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	115	116,488
3.95%, 07/15/22 (Call 04/15/22)	302	313,228
Precision Drilling Corp., 7.75%, 12/15/23 (Call 12/15/19)	75	75,414
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	175	159,623
5.38%, 10/01/22 (Call 07/01/22)	125	115,933
6.88%, 03/01/21	100	100,135
Range Resources Corp.
5.00%, 08/15/22 (Call 05/15/22)	150	138,111
5.00%, 03/15/23 (Call 12/15/22)	175	154,479

Security	Par (000)	Value

Oil & Gas (continued)
5.75%, 06/01/21 (Call 03/01/21)	$145	$143,930
5.88%, 07/01/22 (Call 04/01/22)	100	93,747
Reliance Holdings USA Inc., 5.40%, 02/14/22(d)	250	264,557
Rowan Companies Inc., 4.88%, 06/01/22 (Call 03/01/22)	200	184,770
Sable Permian Resources Land LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 07/31/19)(b)(c)(i)	125	12,900
7.38%, 11/01/21 (Call 07/31/19)(b)(c)(i)	140	13,636
8.00%, 06/15/20 (Call 09/03/19)(b)(i)	50	33,877
13.00%, 11/30/20 (Call 11/30/19)(b)(i)	111	99,391
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/20)(i)	225	15,084
7.25%, 02/15/23 (Call 02/15/20)(b)(c)	150	122,250
7.75%, 06/15/21 (Call 09/03/19)	145	8,642
Saudi Arabian Oil Co.
2.75%, 04/16/22(b)(d)	600	604,098
2.88%, 04/16/24(d)	800	806,264
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 05/01/20)(b)	105	107,237
6.88%, 06/30/23 (Call 06/30/20)(b)	150	153,606
Shell International Finance BV
1.75%, 09/12/21	615	609,164
1.88%, 05/10/21	685	681,143
2.25%, 11/10/20	280	280,143
2.38%, 08/21/22	255	256,074
3.40%, 08/12/23	15	15,654
3.50%, 11/13/23 (Call 10/13/23)	395	414,505
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(d)	400	425,580
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(d)	200	213,924
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21(d)	200	197,132
2.75%, 05/03/21(d)	200	200,222
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 09/13/22(d)	800	794,456
3.00%, 04/12/22(d)	700	704,907
Sinopec Group Overseas Development 2018 Ltd., 3.75%, 09/12/23(d)	600	623,280
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/20)	125	114,688
6.13%, 11/15/22 (Call 11/15/19)	125	122,095
Southwestern Energy Co., 4.10%, 03/15/22 (Call 12/15/21)	100	97,898
Sunoco LP/Sunoco Finance Corp., 4.88%, 01/15/23 (Call 01/15/20)	275	280,008
Tapstone Energy LLC/Tapstone Energy Finance Corp., 9.75%, 06/01/22 (Call 05/02/20)(b)(c)	50	32,569
Tecpetrol SA, 4.88%, 12/12/22 (Call 12/12/20)(d)	80	77,400
Teine Energy Ltd., 6.88%, 09/30/22 (Call 09/30/19)(b)	100	101,281
Total Capital Canada Ltd., 2.75%, 07/15/23	275	279,620
Total Capital International SA 2.22%, 07/12/21 (Call 06/12/21)	250	250,097
2.70%, 01/25/23	350	355,337
2.75%, 06/19/21	325	328,123
2.88%, 02/17/22	810	822,255
3.70%, 01/15/24	120	126,757
Total Capital SA, 4.13%, 01/28/21	140	144,014
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(b)	178	182,060

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)	$75	$73,745
8.38%, 12/15/21	100	104,337
9.00%, 07/15/23 (Call 07/15/20)(b)	250	263,417
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(b)	135	135,745
Tullow Oil PLC, 6.25%, 04/15/22 (Call 04/15/20)(b)	200	201,406
Ultra Resources Inc., 6.88%, 04/15/22 (Call 04/15/20)(b)	125	10,705
Unit Corp., 6.63%, 05/15/21 (Call 09/03/19)	160	143,107
Valaris PLC, 8.00%, 01/31/24	100	84,404
Vantage Drilling International, 9.25%, 11/15/23 (Call 05/15/20)(b)	100	103,906
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 04/15/23 (Call 10/15/20)(b)	125	73,748
9.75%, 04/15/23 (Call 10/15/20)(b)	100	60,489
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/20)(b)	170	163,462
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)	225	225,247
6.25%, 04/01/23 (Call 01/01/23)(c)	100	97,821
WPX Energy Inc.
6.00%, 01/15/22 (Call 10/15/21)	151	156,738
8.25%, 08/01/23 (Call 06/01/23)	125	140,622
YPF SA
8.50%, 03/23/21(c)(d)	450	460,449
8.75%, 04/04/24(d)	200	204,330

		61,037,280

Oil & Gas Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp., 6.00%, 10/01/22 (Call 04/01/20)	75	76,334
Baker Hughes a GE Co. LLC, 3.20%, 08/15/21 (Call 05/15/21)	50	50,657
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	145	146,060
Basic Energy Services Inc., 10.75%, 10/15/23 (Call 10/15/20)(b)	125	96,251
CGG Holding U.S. Inc., 9.00%, 05/01/23 (Call 05/01/20)(b)	200	212,544
COSL Finance BVI Ltd., 3.25%, 09/06/22(b)	450	451,674
Forum Energy Technologies Inc., 6.25%, 10/01/21 (Call 10/01/19)	100	89,243
FTS International Inc., 6.25%, 05/01/22 (Call 05/01/20)	50	44,658
Halliburton Co., 3.50%, 08/01/23 (Call 05/01/23)	225	232,211
KCA Deutag UK Finance PLC
7.25%, 05/15/21 (Call 09/03/19)(b)	200	139,000
9.88%, 04/01/22 (Call 04/01/20)(b)	200	137,838
McDermott Technology Americas Inc./McDermott Technology U.S. Inc., 10.63%, 05/01/24 (Call 05/01/21)(b)	325	267,676
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22).	210	208,870
Nine Energy Service Inc., 8.75%, 11/01/23 (Call 11/01/20)(b)	120	117,029
Pioneer Energy Services Corp., 6.13%, 03/15/22 (Call 03/15/20)	50	19,869
Schlumberger Finance Canada Ltd.
2.20%, 11/20/20(b)	426	424,999
2.65%, 11/20/22 (Call 10/20/22)(b)	250	251,558
Schlumberger Holdings Corp.
3.00%, 12/21/20 (Call 11/21/20)(b)	545	549,098
3.63%, 12/21/22 (Call 10/21/22)(b)	216	222,594
3.75%, 05/01/24 (Call 04/01/24)(b)	275	287,881

Security	Par (000)	Value

Oil & Gas Services (continued)
Schlumberger Investment SA
3.30%, 09/14/21 (Call 06/14/21)(b)	$150	$152,243
3.65%, 12/01/23 (Call 09/01/23)	200	209,240
Schlumberger Oilfield UK PLC, 4.20%, 01/15/21 (Call 10/15/20)(b)	400	408,340
SESI LLC, 7.13%, 12/15/21 (Call 12/15/19)	198	142,924
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	25	25,386

		4,964,177

Packaging & Containers — 0.2%
ARD Finance SA (7.88% PIK), 7.13%, 09/15/23 (Call 09/15/19)(g)	200	206,062
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 09/15/22 (Call 03/15/20)(b)	200	202,990
4.63%, 05/15/23 (Call 05/15/20)(b)	400	410,016
7.25%, 05/15/24 (Call 05/15/20)(b)	400	422,144
Ball Corp.
4.00%, 11/15/23	325	338,260
4.38%, 12/15/20	227	231,388
5.00%, 03/15/22	200	209,726
Berry Global Inc.
5.13%, 07/15/23 (Call 07/15/20)	150	153,424
5.50%, 05/15/22 (Call 05/15/20)	175	177,492
6.00%, 10/15/22 (Call 10/15/19)	116	118,373
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	245	252,862
Graphic Packaging International LLC
4.75%, 04/15/21 (Call 01/15/21)	100	102,281
4.88%, 11/15/22 (Call 08/15/22)	150	156,649
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24 (Call 04/15/20)(b)	400	399,872
OI European Group BV, 4.00%, 03/15/23 (Call 12/15/22)(b)	75	75,461
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22(b)	125	128,865
5.88%, 08/15/23(b)	220	236,872
Packaging Corp. of America
2.45%, 12/15/20	200	199,592
3.90%, 06/15/22 (Call 03/15/22)	100	103,231
4.50%, 11/01/23 (Call 08/01/23)	150	159,742
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/20)(b)	450	458,347
5.75%, 10/15/20 (Call 10/15/19)	678	680,838
7.00%, 07/15/24 (Call 07/15/20)(b)	200	207,024
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)(b)	125	131,928
5.25%, 04/01/23 (Call 01/01/23)(b)	125	133,103
6.50%, 12/01/20 (Call 09/01/20)(b)	100	103,871
Silgan Holdings Inc., 5.50%, 02/01/22 (Call 08/01/19)	100	100,000
Trident TPI Holdings Inc., 9.25%, 08/01/24 (Call 08/01/21)(b)	50	49,173
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	300	311,937

		6,461,523

Pharmaceuticals — 1.4%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	660	658,654
2.85%, 05/14/23 (Call 03/14/23)	525	528,386
2.90%, 11/06/22	535	539,703
3.20%, 11/06/22 (Call 09/06/22)	175	177,979
3.38%, 11/14/21	230	234,628

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.75%, 11/14/23 (Call 10/14/23)	$528	$549,711
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	218	221,137
Allergan Funding SCS
3.45%, 03/15/22 (Call 01/15/22)	1,510	1,538,418
3.85%, 06/15/24 (Call 03/15/24)	40	41,626
Allergan Inc./U.S., 3.38%, 09/15/20	150	151,188
Allergan Sales LLC, 5.00%, 12/15/21 (Call 09/16/21)(b)	320	335,318
AmerisourceBergen Corp., 3.50%, 11/15/21 (Call 08/15/21)	25	25,428
AstraZeneca PLC
2.38%, 11/16/20	175	174,927
2.38%, 06/12/22 (Call 05/12/22)	599	599,839
3.50%, 08/17/23 (Call 07/17/23)	233	242,073
Bausch Health Companies Inc.
5.50%, 03/01/23 (Call 03/01/20)(b)	104	104,520
5.88%, 05/15/23 (Call 05/15/20)(b)	700	708,617
6.50%, 03/15/22 (Call 03/15/20)(b)	320	331,757
7.00%, 03/15/24 (Call 03/15/20)(b)	500	527,570
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(b)	500	505,405
3.50%, 06/25/21 (Call 05/25/21)(b)	525	532,833
3.88%, 12/15/23 (Call 11/15/23)(b)	600	620,916
BioScrip Inc., 8.88%, 02/15/21 (Call 02/15/20)	27	27,599
Bristol-Myers Squibb Co.
2.00%, 08/01/22	168	166,476
2.60%, 05/16/22(b)(c)	115	116,012
2.90%, 07/26/24 (Call 06/26/24)(b)	750	766,132
3.25%, 11/01/23	50	51,719
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	703	700,343
3.08%, 06/15/24 (Call 04/15/24)	300	300,177
3.20%, 03/15/23	25	25,306
Cigna Corp.
3.20%, 09/17/20(b)	335	337,439
3.40%, 09/17/21(b)	580	590,370
3.75%, 07/15/23 (Call 06/15/23)(b)	825	856,820
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	1,005	998,116
2.75%, 12/01/22 (Call 09/01/22)	460	460,782
3.35%, 03/09/21	95	96,230
3.50%, 07/20/22 (Call 05/20/22)	864	886,559
3.70%, 03/09/23 (Call 02/09/23)	1,610	1,661,713
4.00%, 12/05/23 (Call 09/05/23)	177	185,174
4.75%, 12/01/22 (Call 09/01/22)	10	10,590
Elanco Animal Health Inc.
3.91%, 08/27/21	75	76,529
4.27%, 08/28/23 (Call 07/28/23)	210	220,804
Eli Lilly & Co., 2.35%, 05/15/22	223	223,769
EMD Finance LLC, 2.95%, 03/19/22 (Call 01/19/22)(b)	200	201,442
Endo Dac/Endo Finance LLC/Endo Finco Inc., 6.00%, 07/15/23 (Call 07/15/20)(b)	325	209,108
Express Scripts Holding Co.
2.60%, 11/30/20	100	100,083
3.00%, 07/15/23 (Call 05/15/23)	225	227,682
3.05%, 11/30/22 (Call 10/30/22)	487	493,419
3.30%, 02/25/21 (Call 01/25/21)	35	35,389
3.90%, 02/15/22	141	145,444
4.75%, 11/15/21	325	341,110
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	300	305,472
3.38%, 05/15/23	275	284,765

Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	$353	$358,002
2.88%, 06/01/22 (Call 05/01/22)	440	446,428
3.00%, 06/01/24 (Call 05/01/24)	500	513,730
3.13%, 05/14/21	285	288,993
Horizon Pharma USA Inc., 6.63%, 05/01/23 (Call 05/01/20)	95	98,184
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	791	785,463
1.95%, 11/10/20	103	102,784
2.05%, 03/01/23 (Call 01/01/23)	140	140,325
2.25%, 03/03/22 (Call 02/03/22)	103	103,474
2.45%, 12/05/21	10	10,075
Mallinckrodt International Finance SA, 4.75%, 04/15/23(c)	145	90,660
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.63%, 10/15/23 (Call 10/15/19)(b)(c)	175	110,758
5.75%, 08/01/22 (Call 08/01/19)(b)(c)	175	131,724
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	250	250,510
2.85%, 03/15/23 (Call 12/15/22)	240	241,130
3.65%, 11/30/20	250	253,725
3.80%, 03/15/24 (Call 12/15/23)	50	52,121
Mead Johnson Nutrition Co., 3.00%, 11/15/20	255	256,617
Merck & Co. Inc.
2.35%, 02/10/22	335	336,645
2.40%, 09/15/22 (Call 03/15/22)	175	176,388
2.80%, 05/18/23	620	634,272
2.90%, 03/07/24 (Call 02/07/24)	150	154,463
3.88%, 01/15/21 (Call 10/15/20)	255	260,360
Mylan Inc.
3.13%, 01/15/23(b)	40	40,000
4.20%, 11/29/23 (Call 08/29/23)	290	300,771
Mylan NV, 3.15%, 06/15/21 (Call 05/15/21)	750	756,645
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	1,030	1,035,881
2.40%, 09/21/22	175	176,369
3.40%, 05/06/24	15	15,763
Owens & Minor Inc., 3.88%, 09/15/21	75	66,239
Pfizer Inc.
1.95%, 06/03/21	285	283,766
2.20%, 12/15/21	279	279,112
2.80%, 03/11/22	110	111,890
2.95%, 03/15/24 (Call 02/15/24)	655	673,818
3.00%, 09/15/21	275	279,416
3.00%, 06/15/23	25	25,713
3.20%, 09/15/23 (Call 08/15/23)	385	399,618
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	250	259,857
4.00%, 03/29/21	647	664,437
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21 (Call 08/23/21)	1,680	1,676,018
Takeda Pharmaceutical Co. Ltd.
3.80%, 11/26/20(b)	500	508,270
4.40%, 11/26/23 (Call 10/26/23)(b)	1,035	1,105,546
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	108	97,238
Series 2, 3.65%, 11/10/21	333	318,231
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	250	238,242

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	$1,085	$1,019,401
2.80%, 07/21/23	576	499,876
6.00%, 04/15/24 (Call 01/15/24)	200	185,132
Zoetis Inc.
3.25%, 08/20/21	95	96,328
3.25%, 02/01/23 (Call 11/01/22)	435	444,857
3.45%, 11/13/20 (Call 10/13/20)	185	187,161

		37,995,632

Pipelines — 0.8%
American Midstream Partners LP/American Midstream Finance Corp., 9.50%, 12/15/21 (Call 12/15/19)(b)	100	96,929
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.50%, 12/01/22 (Call 11/01/22)	47	47,996
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 11/15/19)(b)	220	220,777
Boardwalk Pipelines LP, 3.38%, 02/01/23 (Call 11/01/22)	54	54,335
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	200	196,510
4.88%, 02/01/21 (Call 11/01/20)	150	152,616
6.38%, 01/22/78 (Call 01/22/23)(a)	100	76,863
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24 (Call 01/01/24)	200	227,778
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23 (Call 04/01/20)	225	229,216
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	125	126,918
4.75%, 09/30/21 (Call 06/30/21)(b)	200	205,444
4.95%, 04/01/22 (Call 01/01/22)	100	103,974
5.85%, 05/21/43 (Call 05/21/23)(a)(b)	128	120,420
Enbridge Energy Partners LP, 4.38%, 10/15/20 (Call 09/15/20)	435	443,665
Enbridge Inc.
2.90%, 07/15/22 (Call 06/15/22)	230	232,562
4.00%, 10/01/23 (Call 07/01/23)	260	272,685
Energy Transfer Operating LP
3.60%, 02/01/23 (Call 11/01/22)	200	204,582
4.15%, 10/01/20 (Call 08/01/20)	445	451,755
4.25%, 03/15/23 (Call 12/15/22)	600	625,176
4.50%, 04/15/24 (Call 03/15/24)	250	265,735
4.65%, 06/01/21 (Call 03/01/21)	175	180,579
5.20%, 02/01/22 (Call 11/01/21)	125	132,016
5.88%, 01/15/24 (Call 10/15/23)	275	305,371
7.50%, 10/15/20	150	158,448
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	440	461,419
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.75%, 09/01/20 (Call 06/01/20)	250	256,200
5.88%, 03/01/22 (Call 01/01/22)	510	545,343
EnLink Midstream Partners LP, 4.40%, 04/01/24 (Call 01/01/24)	150	152,700
Enterprise Products Operating LLC
2.80%, 02/15/21	10	10,053
2.85%, 04/15/21 (Call 03/15/21)	485	487,915
3.35%, 03/15/23 (Call 12/15/22)	210	215,962
3.50%, 02/01/22	265	272,041
4.05%, 02/15/22	175	181,862
5.20%, 09/01/20	110	113,199
Series D, 4.88%, 08/16/77 (Call 08/16/22)(a)	250	239,437

Security	Par (000)	Value

Pipelines (continued)
EQM Midstream Partners LP, 4.75%, 07/15/23 (Call 06/15/23)	$300	$307,827
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 06/15/20)	100	98,152
6.00%, 05/15/23 (Call 05/15/20)	100	100,437
6.75%, 08/01/22 (Call 08/01/19)	225	228,794
Global Partners LP/GLP Finance Corp., 7.00%, 06/15/23 (Call 06/15/20)	100	102,531
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	100	102,512
3.50%, 03/01/21 (Call 01/01/21)	602	609,639
3.50%, 09/01/23 (Call 06/01/23)	100	102,955
3.95%, 09/01/22 (Call 06/01/22)	275	285,095
4.15%, 02/01/24 (Call 11/01/23)	25	26,342
4.30%, 05/01/24 (Call 02/01/24)	15	15,927
5.00%, 10/01/21 (Call 07/01/21)	340	354,906
5.30%, 09/15/20	75	77,231
Kinder Morgan Inc./DE
3.15%, 01/15/23 (Call 12/15/22)	710	721,978
5.63%, 11/15/23 (Call 08/15/23)(b)	250	276,572
Magellan Midstream Partners LP, 4.25%, 02/01/21	50	51,194
Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.25%, 02/15/21 (Call 09/03/19)	95	93,374
Midwest Connector Capital Co. LLC
3.63%, 04/01/22 (Call 03/01/22)(b)	250	255,092
3.90%, 04/01/24 (Call 03/01/24)(b)	265	275,581
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	175	178,980
4.50%, 07/15/23 (Call 04/15/23)	360	381,600
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23 (Call 11/01/19)	150	154,847
NGPL PipeCo LLC, 4.38%, 08/15/22 (Call 05/15/22)(b)	190	197,425
NuStar Logistics LP
4.75%, 02/01/22 (Call 11/01/21)	100	101,753
4.80%, 09/01/20	100	101,541
6.75%, 02/01/21	75	78,647
Oleoducto Central SA, 4.00%, 05/07/21(d)	200	204,092
ONEOK Inc., 4.25%, 02/01/22 (Call 11/02/21)	376	389,107
ONEOK Partners LP, 3.38%, 10/01/22 (Call 04/01/22)	605	615,491
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 05/15/20)	135	138,671
Plains All American Pipeline LP/PAA Finance Corp.
3.65%, 06/01/22 (Call 03/01/22)	143	146,236
3.85%, 10/15/23 (Call 07/15/23)	200	205,958
5.00%, 02/01/21 (Call 11/01/20)	230	236,281
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	600	621,504
5.63%, 04/15/23 (Call 01/15/23)	350	380,418
5.75%, 05/15/24 (Call 02/15/24)	500	554,865
6.25%, 03/15/22 (Call 12/15/21)	405	437,315
SemGroup Corp./Rose Rock Finance Corp.
5.63%, 07/15/22 (Call 07/15/20)	125	123,181
5.63%, 11/15/23 (Call 05/15/20)	100	96,365
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp., 4.40%, 06/15/21 (Call 03/15/21)	175	180,168
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	500	542,145
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, 08/15/22 (Call 08/15/19)	75	71,996

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (Call 01/01/24)	$25	$26,213
4.40%, 04/01/21 (Call 03/01/21)	285	292,624
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 4.75%, 10/01/23 (Call 10/01/20)(b)	150	151,892
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/20)	150	150,308
5.25%, 05/01/23 (Call 11/01/19)	175	177,291
6.75%, 03/15/24 (Call 09/15/19)	135	140,057
TransCanada PipeLines Ltd.
2.50%, 08/01/22	207	206,439
3.75%, 10/16/23 (Call 07/16/23)	110	114,701
3.80%, 10/01/20	250	253,647
Western Midstream Operating LP
4.00%, 07/01/22 (Call 04/01/22)	350	356,786
5.38%, 06/01/21 (Call 03/01/21)	70	72,451
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	200	203,800
3.60%, 03/15/22 (Call 01/15/22)	569	582,804
3.70%, 01/15/23 (Call 10/15/22)	150	154,884
4.00%, 11/15/21 (Call 08/15/21)	110	113,075
4.30%, 03/04/24 (Call 12/04/23)	105	111,270
4.50%, 11/15/23 (Call 08/15/23)	75	79,982
4.55%, 06/24/24 (Call 03/24/24)	250	268,350
7.88%, 09/01/21	725	799,617

		22,549,397

Real Estate — 0.9%
Agile Group Holdings Ltd.
6.70%, 03/07/22 (Call 03/07/21)(d)	200	207,120
8.50%, 07/18/21 (Call 07/18/20)(d)	400	424,804
Alpha Star Holding III Ltd., 6.25%, 04/20/22(d)	400	390,528
Caiyun International Investment Ltd., 5.50%, 04/08/22(d)	200	195,860
Central Plaza Development Ltd., 3.88%, 01/30/21(d)	400	401,440
CFLD Cayman Investment Ltd.
6.50%, 12/21/20(d)	200	201,012
8.60%, 04/08/24(d)	200	202,644
8.63%, 02/28/21(d)	400	413,020
China Aoyuan Group Ltd., 7.95%, 09/07/21 (Call 09/07/20)(d)	200	207,722
China Evergrande Group
6.25%, 06/28/21(d)	211	203,389
7.50%, 06/28/23 (Call 06/28/20)(d)	420	386,450
8.25%, 03/23/22 (Call 03/23/20)(d)	800	774,960
9.50%, 04/11/22(d)	400	398,756
10.00%, 04/11/23 (Call 04/11/21)(d)	200	196,606
10.50%, 04/11/24 (Call 04/11/22)(d)	200	193,784
China Overseas Finance Cayman II Ltd., 5.50%, 11/10/20(d)	100	103,184
China Overseas Finance Cayman V Ltd., Series A, 3.95%, 11/15/22(d)	800	823,272
China SCE Group Holdings Ltd., 5.88%, 03/10/22 (Call 03/10/20)(d)	600	591,468
Chouzhou International Investment Ltd., 4.50%, 05/30/22(d)	400	401,996
CIFI Holdings Group Co. Ltd., 5.50%, 01/23/22 (Call 01/23/20)(d)	400	398,372
Country Garden Holdings Co. Ltd.
4.75%, 07/25/22 (Call 07/25/20)(d)	300	300,141
4.75%, 01/17/23 (Call 01/17/21)(d)	200	198,530
4.75%, 09/28/23 (Call 09/28/20)(d)	200	197,040

Security	Par (000)	Value

Real Estate (continued)
7.25%, 04/04/21 (Call 10/04/19)(d)	$200	$202,352
8.00%, 01/27/24 (Call 09/27/21)(d)	400	434,844
Dar Al-Arkan Sukuk Co. Ltd., 6.88%, 04/10/22(d)	200	204,920
Easy Tactic Ltd.
5.75%, 01/13/22 (Call 01/13/20)(d)	200	196,748
5.88%, 02/13/23 (Call 11/17/20)(d)	200	192,308
7.00%, 04/25/21 (Call 04/25/20)(d)	200	203,044
8.13%, 02/27/23 (Call 02/27/21)(d)	400	409,772
Ezdan Sukuk Co. Ltd., 4.88%, 04/05/22(d)	500	449,350
Fantasia Holdings Group Co. Ltd., 7.38%, 10/04/21 (Call 10/04/19)(d)	200	185,526
Forestar Group Inc., 8.00%, 04/15/24 (Call 04/15/21)(b)	80	85,265
Franshion Brilliant Ltd.
4.00%, (Call 01/03/23)(a)(d)(e)	200	195,386
5.75%, (Call 01/17/22)(a)(d)(e)	200	193,794
Greenland Global Investment Ltd., 7.18%, 09/26/21, (3 mo. LIBOR US + 4.85%)(d)(f)	200	203,666
Greentown China Holdings Ltd., 5.88%, 08/11/20 (Call 08/11/19)(d)	400	404,280
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 4.50%, 06/01/22(d)	400	419,316
Kaisa Group Holdings Ltd.
8.50%, 06/30/22 (Call 06/30/20)(d)	700	672,357
9.38%, 06/30/24 (Call 06/30/21)(d)	400	370,172
11.25%, 04/09/22 (Call 04/09/21)(d)	600	617,796
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/20)	300	306,717
KWG Group Holdings Ltd.
6.00%, 09/15/22 (Call 03/15/20)(d)	200	198,114
7.88%, 09/01/23 (Call 09/01/21)(d)	400	406,140
Leading Affluence Ltd., 4.50%, 01/24/23(d)	200	204,434
Mitsui Fudosan Co. Ltd., 2.95%, 01/23/23 (Call 12/23/22)(b)	200	201,752
New Metro Global Ltd., 6.50%, 04/23/21 (Call 04/23/20)(d)	200	189,218
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	150	161,072
Ontario Teachers’ Cadillac Fairview Properties Trust, 3.13%, 03/20/22 (Call 02/20/22)(b)	750	762,937
Poly Real Estate Finance Ltd.
3.95%, 02/05/23(d)	400	406,148
4.75%, 09/17/23(d)	200	209,570
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(b)(c)	125	105,643
5.25%, 12/01/21 (Call 12/01/19)(b)	180	172,625
Ronshine China Holdings Ltd., 10.50%, 03/01/22(d)	400	416,600
Scenery Journey Ltd.
9.00%, 03/06/21(d)	400	398,564
13.00%, 11/06/22 (Call 11/06/20)(d)	200	210,054
13.75%, 11/06/23 (Call 11/06/21)(d)	200	210,374
Shimao Property Holdings Ltd.
6.13%, 02/21/24 (Call 02/21/22)(d)	400	421,124
6.38%, 10/15/21 (Call 10/15/20)(d)	600	626,208
Shui On Development Holding Ltd. 5.70%, 02/06/21(d)	200	201,964
6.40%, (Call 06/15/22)(a)(d)(e)	200	199,088
Sinochem Offshore Capital Co. Ltd., 3.12%, 05/24/22(d)	250	251,320
Sinochem Overseas Capital Co. Ltd., 4.50%, 11/12/20(b)	500	511,130
Sino-Ocean Land Treasure IV Ltd.
4.56%, 07/31/21, (3 mo. LIBOR US + 2.3%)(d)(f)	400	404,836
5.25%, 04/30/22 (Call 04/01/22)(d)	200	206,576
Sun Hung Kai Properties Capital Market Ltd., 3.63%, 01/16/23(d)	400	412,780

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
Sunac China Holdings Ltd.
7.35%, 07/19/21 (Call 07/19/20)(d)	$400	$407,440
7.88%, 02/15/22 (Call 02/15/21)(d)	200	203,484
7.95%, 08/08/22 (Call 08/08/20)(d)	200	203,750
7.95%, 10/11/23 (Call 10/11/21)(d)	400	406,072
8.38%, 01/15/21(d)	200	206,496
Times China Holdings Ltd., 6.25%, 01/17/21 (Call 01/31/20)(d)	600	603,612
Vanke Real Estate Hong Kong Co. Ltd.
4.15%, 04/18/23(d)	400	410,728
5.35%, 03/11/24(d)	200	215,360
Wanda Properties International Co. Ltd., 7.25%, 01/29/24(d)	200	200,118
Westwood Group Holdings Ltd., 4.88%, 04/19/21(d)	200	204,980
Yuzhou Properties Co. Ltd.
7.90%, 05/11/21 (Call 05/11/20)(d)	200	206,558
8.50%, 02/04/23 (Call 02/04/22)(d)	200	207,210
8.63%, 01/23/22(d)	200	209,188

		24,932,978

Real Estate Investment Trusts — 0.8%
Alexandria Real Estate Equities Inc.
3.90%, 06/15/23 (Call 03/15/23)	42	44,091
4.00%, 01/15/24 (Call 12/15/23)	285	301,826
American Campus Communities Operating Partnership LP, 3.35%, 10/01/20 (Call 09/01/20)	25	25,205
American Tower Corp.
2.25%, 01/15/22	387	384,891
3.00%, 06/15/23	275	279,133
3.30%, 02/15/21 (Call 01/15/21)	275	278,044
3.45%, 09/15/21	40	40,745
3.50%, 01/31/23	375	386,426
4.70%, 03/15/22	250	263,537
5.00%, 02/15/24	85	93,299
5.90%, 11/01/21	50	53,694
AvalonBay Communities Inc.
3.63%, 10/01/20 (Call 07/01/20)	25	25,302
4.20%, 12/15/23 (Call 09/16/23)	25	26,716
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	75	76,699
3.80%, 02/01/24 (Call 11/01/23)	250	262,082
3.85%, 02/01/23 (Call 11/01/22)	475	495,206
4.13%, 05/15/21 (Call 02/15/21)	190	195,181
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	256	259,604
3.65%, 06/15/24 (Call 04/15/24)	30	30,743
CBL & Associates LP, 5.25%, 12/01/23 (Call 09/01/23)(c)	125	91,129
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	290	302,455
CoreCivic Inc.
4.63%, 05/01/23 (Call 02/01/23)	75	71,425
5.00%, 10/15/22 (Call 07/15/22)	90	88,464
Corporate Office Properties LP, 3.70%, 06/15/21 (Call 04/15/21)	235	236,763
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	275	273,045
3.15%, 07/15/23 (Call 06/15/23)	279	284,379
3.40%, 02/15/21 (Call 01/15/21)	275	278,176
4.88%, 04/15/22	330	349,562
5.25%, 01/15/23	490	531,728
CyrusOne LP/CyrusOne Finance Corp., 5.00%, 03/15/24 (Call 03/15/20)	175	180,108

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)	$350	$359,674
3.95%, 07/01/22 (Call 05/01/22)	55	57,078
Duke Realty LP, 4.38%, 06/15/22 (Call 03/15/22)	75	78,383
EPR Properties, 5.75%, 08/15/22 (Call 05/15/22)	295	314,927
Equinix Inc.
5.38%, 01/01/22 (Call 01/01/20)	230	235,453
5.38%, 04/01/23 (Call 04/01/20)	279	284,569
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)	75	76,604
4.63%, 12/15/21 (Call 09/15/21)	499	522,807
Essex Portfolio LP, 3.25%, 05/01/23 (Call 02/01/23)	250	253,838
GEO Group Inc. (The)
5.13%, 04/01/23 (Call 04/01/20)	75	66,671
5.88%, 01/15/22 (Call 01/15/20)	73	69,562
GLP Capital LP/GLP Financing II Inc.
4.38%, 04/15/21	140	142,831
4.88%, 11/01/20 (Call 08/01/20)	570	580,499
5.38%, 11/01/23 (Call 08/01/23)	35	37,710
HAT Holdings I LLC/HAT Holdings II LLC, 5.25%, 07/15/24 (Call 07/15/21)(b)	20	21,012
HCP Inc., 4.00%, 12/01/22 (Call 10/01/22)	192	200,070
Healthcare Trust of America Holdings LP, 2.95%, 07/01/22 (Call 06/01/22)	50	50,279
Hospitality Properties Trust
4.25%, 02/15/21 (Call 11/15/20)	50	50,533
4.50%, 06/15/23 (Call 12/15/22)	35	36,081
5.00%, 08/15/22 (Call 02/15/22)	385	401,347
Host Hotels & Resorts LP 5.25%, 03/15/22 (Call 12/15/21)	100	105,460
Series C, 4.75%, 03/01/23 (Call 12/01/22)	250	264,472
Series D, 3.75%, 10/15/23 (Call 07/15/22)	69	70,879
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/01/20)(b)	125	126,030
6.00%, 08/15/23 (Call 08/15/19)	150	153,137
iStar Inc.
4.63%, 09/15/20 (Call 06/15/20)	95	95,986
5.25%, 09/15/22 (Call 09/15/19)	100	101,761
6.00%, 04/01/22 (Call 04/01/20)	100	102,667
6.50%, 07/01/21 (Call 07/01/20)	100	101,845
Kilroy Realty LP, 3.80%, 01/15/23 (Call 10/15/22)	20	20,743
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	123	122,672
3.20%, 05/01/21 (Call 03/01/21)	325	328,464
3.40%, 11/01/22 (Call 09/01/22)	50	51,199
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	25	25,951
4.40%, 02/15/24 (Call 11/15/23)	150	159,842
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	75	70,891
4.50%, 04/18/22 (Call 01/18/22)	100	100,090
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 5.63%, 05/01/24 (Call 02/01/24)	275	294,239
Mid-America Apartments LP, 4.30%, 10/15/23 (Call 07/15/23)	25	26,485
MPT Operating Partnership LP/MPT Finance Corp., 6.38%, 03/01/24 (Call 03/01/20)	150	157,370
National Retail Properties Inc.
3.80%, 10/15/22 (Call 07/15/22)	25	25,791
3.90%, 06/15/24 (Call 03/15/24)	35	36,601

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Office Properties Income Trust
4.00%, 07/15/22 (Call 06/15/22)	$150	$151,043
4.15%, 02/01/22 (Call 12/01/21)	75	76,023
Omega Healthcare Investors Inc., 4.38%, 08/01/23 (Call 06/01/23)	82	85,374
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	10	10,678
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)	385	385,046
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	25	25,302
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	610	624,548
4.65%, 08/01/23 (Call 05/01/23)	95	102,426
RHP Hotel Properties LP/RHP Finance Corp.
5.00%, 04/15/21 (Call 09/03/19)	100	100,159
5.00%, 04/15/23 (Call 04/15/20)	100	102,161
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/19)	200	202,600
4.88%, 07/15/22 (Call 07/15/20)	175	177,090
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	110	109,959
2.50%, 07/15/21 (Call 04/15/21)	300	300,885
2.63%, 06/15/22 (Call 03/15/22)	450	454,563
2.75%, 02/01/23 (Call 12/01/22)	70	71,027
2.75%, 06/01/23 (Call 03/01/23)	191	193,090
3.38%, 03/15/22 (Call 12/15/21)	75	76,931
4.13%, 12/01/21 (Call 09/01/21)	435	450,364
4.38%, 03/01/21 (Call 12/01/20)	452	464,177
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	83	83,937
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)	130	130,335
5.00%, 12/15/21 (Call 09/15/21)	200	206,388
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/20)(b)	150	143,075
8.25%, 10/15/23 (Call 04/15/20)	270	245,244
Ventas Realty LP
3.10%, 01/15/23 (Call 12/15/22)	235	238,805
3.13%, 06/15/23 (Call 03/15/23)	185	188,167
3.75%, 05/01/24 (Call 02/01/24)	75	78,193
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)	369	376,129
4.25%, 03/01/22 (Call 12/01/21)	380	395,542
VEREIT Operating Partnership LP, 4.13%, 06/01/21 (Call 05/01/21)	135	138,016
VICI Properties 1 LLC/VICI FC Inc., 8.00%, 10/15/23 (Call 10/15/20)	125	136,663
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.25%, 10/05/20 (Call 09/05/20)(b)	200	201,692
Weingarten Realty Investors, 3.38%, 10/15/22 (Call 07/15/22)	50	50,750
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	120	124,709
3.75%, 03/15/23 (Call 12/15/22)	25	25,993
3.95%, 09/01/23 (Call 08/01/23)	256	268,759
4.50%, 01/15/24 (Call 10/15/23)	93	99,577
5.25%, 01/15/22 (Call 10/15/21)	205	217,642
Weyerhaeuser Co., 4.63%, 09/15/23	80	85,566
Yuexiu REIT MTN Co. Ltd., 4.75%, 04/27/21(d)	200	204,606

		20,395,395

Security	Par (000)	Value

Retail — 0.7%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)(b)	$375	$383,580
4.63%, 01/15/22 (Call 10/01/19)(b)	325	325,871
Alimentation Couche-Tard Inc., 2.70%, 07/26/22 (Call 06/26/22)(b)	175	175,140
AutoNation Inc., 3.35%, 01/15/21 (Call 12/15/20)	45	45,309
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)	175	176,750
3.13%, 04/18/24 (Call 03/18/24)	300	306,699
4.00%, 11/15/20 (Call 08/15/20)	25	25,381
Banco Nacional de Comercio Exterior SNC, 3.49%, 08/11/26 (Call 08/11/21)(a)(d)	200	202,378
Beacon Roofing Supply Inc., 6.38%, 10/01/23 (Call 10/01/19)	50	51,791
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	65	67,592
Brinker International Inc., 3.88%, 05/15/23	23	23,066
Carvana Co., 8.88%, 10/01/23 (Call 10/01/20)(b)	160	160,584
CEC Entertainment Inc., 8.00%, 02/15/22 (Call 02/15/20)	75	70,350
Conn’s Inc., 7.25%, 07/15/22 (Call 07/15/20)	75	74,957
Costco Wholesale Corp.
2.15%, 05/18/21 (Call 04/18/21)	89	89,048
2.25%, 02/15/22	50	50,108
2.30%, 05/18/22 (Call 04/18/22)	418	419,354
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)	305	312,393
Dollar Tree Inc., 3.70%, 05/15/23 (Call 04/15/23)	225	232,078
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp., 8.00%, 06/01/21 (Call 06/01/20)(b)(c)	100	101,565
Family Dollar Stores Inc., 5.00%, 02/01/21	25	25,777
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 09/03/19)(c)	125	109,895
6.75%, 01/15/22 (Call 11/15/19)(c)	125	108,795
6.75%, 06/15/23 (Call 06/15/20)(c)	100	86,403
GameStop Corp., 6.75%, 03/15/21 (Call 03/15/20)(b)(c)	125	125,001
Gap Inc. (The), 5.95%, 04/12/21 (Call 01/12/21)	305	316,810
Group 1 Automotive Inc.
5.00%, 06/01/22 (Call 06/01/20)	150	151,636
5.25%, 12/15/23 (Call 12/15/19)(b)	75	76,953
Guitar Center Inc., 9.50%, 10/15/21 (Call 03/15/20)(b)	175	166,866
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	670	667,474
2.63%, 06/01/22 (Call 05/01/22)	550	557,315
2.70%, 04/01/23 (Call 01/01/23)	175	178,563
3.25%, 03/01/22	85	87,514
4.40%, 04/01/21 (Call 01/01/21)	65	66,977
J Crew Brand LLC/J Crew Brand Corp., 13.00%, 09/15/21(b)	70	70,593
JC Penney Corp. Inc., 5.88%, 07/01/23 (Call 07/01/20)(b)	125	104,423
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 06/01/24 (Call 06/01/20)(b)	250	257,915
KGA Escrow LLC, 7.50%, 08/15/23 (Call 08/15/20)(b)	75	78,244
Kohl’s Corp., 3.25%, 02/01/23 (Call 11/01/22)	140	140,783
L Brands Inc.
5.63%, 02/15/22	250	262,475
5.63%, 10/15/23	125	130,271
6.63%, 04/01/21	125	132,230
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 01/15/22)	240	244,106
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)(c)	198	194,953
3.45%, 01/15/21 (Call 12/15/20)	50	50,480

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.63%, 06/01/24 (Call 03/01/24)	$250	$249,890
3.88%, 01/15/22 (Call 10/15/21)	460	465,686
McDonald’s Corp.
2.63%, 01/15/22	527	531,501
2.75%, 12/09/20 (Call 11/09/20)	493	495,948
3.35%, 04/01/23 (Call 03/01/23)	345	357,385
3.63%, 05/20/21	100	102,217
Men’s Wearhouse Inc. (The), 7.00%, 07/01/22 (Call 07/01/20)(c)	95	92,603
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, 8.00%, 10/25/24 (Call 10/15/19)(b)(c)	103	43,947
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)	3	3,074
O’Reilly Automotive Inc., 4.88%, 01/14/21 (Call 10/14/20)	50	51,436
Party City Holdings Inc., 6.13%, 08/15/23 (Call 08/15/19)(b)(c)	100	100,298
Penske Automotive Group Inc.
3.75%, 08/15/20	75	75,233
5.75%, 10/01/22 (Call 10/01/19)	150	151,812
PetSmart Inc., 7.13%, 03/15/23 (Call 03/15/20)(b)	475	447,336
PriSo Acquisition Corp., 9.00%, 05/15/23 (Call 05/15/20)(b)	86	81,101
QVC Inc.
4.38%, 03/15/23	278	284,708
4.85%, 04/01/24	150	154,401
5.13%, 07/02/22	400	418,144
Reliance Intermediate Holdings LP, 6.50%, 04/01/23 (Call 01/01/20)(b)	69	71,073
Rite Aid Corp., 6.13%, 04/01/23 (Call 04/01/20)(b)	400	337,412
Sally Holdings LLC/Sally Capital Inc., 5.50%, 11/01/23 (Call 11/01/19)	50	50,979
Signet UK Finance PLC, 4.70%, 06/15/24 (Call 03/15/24)(c)	58	50,212
Sonic Automotive Inc., 5.00%, 05/15/23 (Call 05/15/20)	50	50,251
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	515	513,661
2.20%, 11/22/20	180	179,633
2.70%, 06/15/22 (Call 04/15/22)	35	35,373
3.10%, 03/01/23 (Call 02/01/23)	350	358,298
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/01/20)	150	152,842
Target Corp., 2.90%, 01/15/22	320	326,195
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	32	32,345
2.75%, 06/15/21 (Call 04/15/21)	100	100,938
Walgreen Co., 3.10%, 09/15/22	175	177,663
Walgreens Boots Alliance Inc., 3.30%, 11/18/21 (Call 09/18/21)	450	458,235
Walmart Inc.
1.90%, 12/15/20	495	493,371
2.35%, 12/15/22 (Call 11/15/22)	130	130,800
2.55%, 04/11/23 (Call 01/11/23)	236	238,733
3.13%, 06/23/21	550	561,071
3.25%, 10/25/20	145	146,947
3.30%, 04/22/24 (Call 01/22/24)	160	167,494
3.40%, 06/26/23 (Call 05/26/23)	1,260	1,317,154
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	100	101,333
3.88%, 11/01/20 (Call 08/01/20)	100	100,902
3.88%, 11/01/23 (Call 08/01/23)	100	102,269

		18,048,350

Security	Par (000)	Value

Savings & Loans — 0.0%
First Niagara Financial Group Inc., 7.25%, 12/15/21	$50	$55,180
Nationwide Building Society
3.62%, 04/26/23 (Call 04/26/22)(a)(b)	200	202,868
3.77%, 03/08/24 (Call 03/08/23)(a)(b)	300	305,472
4.36%, 08/01/24 (Call 08/01/23)(a)(b)	200	207,938
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	117	119,820

		891,278

Semiconductors — 0.4%
Advanced Micro Devices Inc., 7.50%, 08/15/22	147	166,692
Analog Devices Inc.
2.95%, 01/12/21	280	281,901
3.13%, 12/05/23 (Call 10/05/23)	400	407,732
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	200	200,762
4.30%, 06/15/21	240	248,988
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	285	282,686
2.65%, 01/15/23 (Call 12/15/22)	425	417,741
3.00%, 01/15/22 (Call 12/15/21)	1,040	1,043,057
3.63%, 01/15/24 (Call 11/15/23)	615	620,744
Broadcom Inc.
3.13%, 04/15/21(b)	210	211,170
3.13%, 10/15/22(b)	255	255,538
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	195	193,376
2.35%, 05/11/22 (Call 04/11/22)	149	149,660
2.70%, 12/15/22	205	208,186
2.88%, 05/11/24 (Call 03/11/24)	400	410,748
3.10%, 07/29/22	60	61,598
3.30%, 10/01/21	570	583,498
KLA Corp., 4.13%, 11/01/21 (Call 09/01/21)	65	67,194
Lam Research Corp., 2.80%, 06/15/21 (Call 05/15/21)	245	246,828
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	50	51,951
Microchip Technology Inc.
3.92%, 06/01/21	370	376,690
4.33%, 06/01/23 (Call 05/01/23)	375	389,756
Micron Technology Inc., 4.64%, 02/06/24 (Call 01/06/24)	235	247,899
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)	467	465,538
NXP BV/NXP Funding LLC
3.88%, 09/01/22(b)	200	205,980
4.13%, 06/01/21(b)	200	204,522
4.63%, 06/15/22(b)	200	209,668
4.63%, 06/01/23(b)	225	237,762
4.88%, 03/01/24 (Call 02/01/24)(b)	25	26,862
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	130	130,432
2.90%, 05/20/24 (Call 03/20/24)	90	91,370
3.00%, 05/20/22	1,000	1,015,350
Texas Instruments Inc., 2.75%, 03/12/21 (Call 02/12/21)	15	15,121

		9,727,000

Software — 0.6%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	75	74,615
2.60%, 06/15/22 (Call 05/15/22)	50	50,158
Blackboard Inc., 9.75%, 10/15/21 (Call 10/15/19)(b)(c)	25	24,285

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
CA Inc.
3.60%, 08/01/20 (Call 07/01/20)	$100	$100,542
3.60%, 08/15/22 (Call 07/15/22)	231	232,975
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)	200	203,516
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	175	174,309
3.63%, 10/15/20 (Call 09/15/20)	350	354,378
4.50%, 10/15/22 (Call 08/15/22)	50	52,912
First Data Corp., 5.38%, 08/15/23 (Call 08/15/19)(b)	275	282,392
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	240	241,697
3.50%, 10/01/22 (Call 07/01/22)	200	206,020
3.80%, 10/01/23 (Call 09/01/23)	500	523,870
Infor U.S. Inc., 6.50%, 05/15/22 (Call 05/15/20)	425	431,766
Informatica LLC, 7.13%, 07/15/23 (Call 07/15/20)(b)	175	178,138
IQVIA Inc., 4.88%, 05/15/23 (Call 05/15/20)(b)	225	230,443
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	1,158	1,146,432
2.00%, 11/03/20 (Call 10/03/20)	590	589,404
2.00%, 08/08/23 (Call 06/08/23)	649	647,248
2.13%, 11/15/22	235	235,881
2.38%, 02/12/22 (Call 01/12/22)	330	332,396
2.38%, 05/01/23 (Call 02/01/23)	15	15,143
2.40%, 02/06/22 (Call 01/06/22)	410	413,161
2.65%, 11/03/22 (Call 09/03/22)	170	172,876
2.88%, 02/06/24 (Call 12/06/23)	675	695,790
3.00%, 10/01/20	125	126,325
3.63%, 12/15/23 (Call 09/15/23)	264	279,845
4.00%, 02/08/21	20	20,584
Open Text Corp., 5.63%, 01/15/23 (Call 01/15/20)(b)	200	204,722
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	1,145	1,135,828
2.40%, 09/15/23 (Call 07/15/23)	75	75,265
2.50%, 05/15/22 (Call 03/15/22)	1,375	1,383,305
2.50%, 10/15/22	625	629,000
2.63%, 02/15/23 (Call 01/15/23)	450	455,179
2.80%, 07/08/21	285	288,021
3.40%, 07/08/24 (Call 04/08/24)	1,000	1,044,840
3.63%, 07/15/23	40	42,000
Riverbed Technology Inc., 8.88%, 03/01/23 (Call 03/01/20)(b)	100	59,722
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	94	97,278
Sophia LP/Sophia Finance Inc., 9.00%, 09/30/23 (Call 09/30/19)(b)	75	77,809
TIBCO Software Inc., 11.38%, 12/01/21 (Call 12/01/19)(b)	225	237,449
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/20)(b)	200	193,576
10.50%, 02/01/24 (Call 02/01/20)(b)(c)	200	176,870
VMware Inc.
2.30%, 08/21/20	115	114,698
2.95%, 08/21/22 (Call 07/21/22)	650	655,096

		14,907,759

Storage & Warehousing — 0.0%
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 05/15/20)(b)	200	199,556

Telecommunications — 1.2%
Altice France SA/France, 6.25%, 05/15/24 (Call 05/15/20)(b)	350	361,693
America Movil SAB de CV, 3.13%, 07/16/22	450	457,227

Security	Par (000)	Value

Telecommunications (continued)
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	$75	$75,379
2.80%, 02/17/21 (Call 01/17/21)	475	477,821
3.00%, 02/15/22	420	425,914
3.00%, 06/30/22 (Call 04/30/22)	630	639,614
3.20%, 03/01/22 (Call 02/01/22)	600	611,442
3.40%, 06/15/22	100	102,511
3.60%, 02/17/23 (Call 12/17/22)	420	435,406
3.80%, 03/15/22	620	641,216
3.80%, 03/01/24 (Call 01/01/24)	375	393,465
3.88%, 08/15/21	852	876,435
4.00%, 01/15/22	385	398,995
4.05%, 12/15/23	25	26,526
4.45%, 05/15/21	156	161,441
4.45%, 04/01/24 (Call 01/01/24)	60	64,481
4.60%, 02/15/21 (Call 11/15/20)	50	51,395
Bharti Airtel International Netherlands BV, 5.13%, 03/11/23(d)	200	209,670
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	200	213,468
CenturyLink Inc.
Series S, 6.45%, 06/15/21	360	378,068
Series T, 5.80%, 03/15/22	325	338,240
Series W, 6.75%, 12/01/23	200	216,048
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(c)	250	273,945
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/19)(b)	150	128,352
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	815	809,776
2.20%, 02/28/21	910	911,329
2.20%, 09/20/23 (Call 07/20/23)	185	185,422
2.90%, 03/04/21	85	85,995
3.00%, 06/15/22	150	153,627
Colombia Telecomunicaciones SA ESP, 5.38%, 09/27/22 (Call 09/27/19)(d)	200	201,866
CommScope Inc.
5.00%, 06/15/21 (Call 08/12/19)(b)	210	210,000
5.50%, 03/01/24 (Call 03/01/21)(b)	335	340,725
5.50%, 06/15/24 (Call 06/15/20)(b)	175	162,117
Consolidated Communications Inc., 6.50%, 10/01/22 (Call 10/01/19)	150	136,191
Corning Inc., 2.90%, 05/15/22 (Call 03/15/22)	50	50,578
Deutsche Telekom International Finance BV
1.95%, 09/19/21 (Call 08/19/21)(b)	250	247,165
2.49%, 09/19/23 (Call 07/19/23)(b)	200	199,498
2.82%, 01/19/22 (Call 12/19/21)(b)	150	151,385
Digicel Group One Ltd., 8.25%, 12/30/22 (Call 12/30/20)(d)	205	122,889
Digicel Group Two Ltd., 8.25%, 09/30/22 (Call 09/30/20)(d)	195	37,227
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.75%, 05/25/24 (Call 05/25/21)(d)	200	188,576
Digicel Ltd.
6.00%, 04/15/21 (Call 08/30/19)(d)	200	137,658
6.75%, 03/01/23 (Call 03/01/20)(d)	500	242,065
DKT Finance ApS, 9.38%, 06/17/23 (Call 06/17/20)(b)	200	216,426
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)	50	31,431
7.13%, 01/15/23	220	130,669
7.63%, 04/15/24(c)	175	97,528
8.75%, 04/15/22	125	75,929
10.50%, 09/15/22 (Call 06/15/22)	525	328,608

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(b)	$240	$248,028
GTH Finance BV, 7.25%, 04/26/23 (Call 01/26/23)(d)	200	222,032
HC2 Holdings Inc., 11.50%, 12/01/21 (Call 06/01/20)(b)	125	108,723
Hughes Satellite Systems Corp., 7.63%, 06/15/21	225	241,961
Inmarsat Finance PLC, 4.88%, 05/15/22 (Call 05/15/20)(b)	300	302,703
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(b)	300	269,421
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/19)	490	451,814
8.00%, 02/15/24 (Call 02/15/20)(b)	375	390,187
9.50%, 09/30/22(b)	150	174,977
Intelsat Luxembourg SA, 8.13%, 06/01/23 (Call 06/01/20)(c)	250	201,903
Iridium Communications Inc., 10.25%, 04/15/23 (Call 04/15/20)(b)	110	119,469
Juniper Networks Inc., 4.50%, 03/15/24	25	26,783
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(b)	200	213,202
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/01/20)	170	171,114
5.38%, 08/15/22 (Call 08/15/19)	245	245,980
5.38%, 01/15/24 (Call 01/15/20)	225	228,294
5.63%, 02/01/23 (Call 02/01/20)	121	122,550
6.13%, 01/15/21 (Call 09/03/19)	150	150,540
Level 3 Parent LLC, 5.75%, 12/01/22 (Call 12/01/19)	175	176,241
Motorola Solutions Inc.
3.50%, 03/01/23	70	71,233
3.75%, 05/15/22	135	138,364
Nokia OYJ, 3.38%, 06/12/22	125	127,096
Ooredoo International Finance Ltd., 3.25%, 02/21/23(b)	400	406,692
Orange SA, 4.13%, 09/14/21	220	227,777
PCCW-HKT Capital No. 5 Ltd., 3.75%, 03/08/23(d)	200	205,214
Plantronics Inc., 5.50%, 05/31/23 (Call 05/15/20)(b)	100	101,661
Proven Glory Capital Ltd., 3.25%, 02/21/22(d)	200	197,946
Qwest Corp., 6.75%, 12/01/21	250	268,430
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	200	203,340
4.10%, 10/01/23 (Call 07/01/23)	10	10,585
Sable International Finance Ltd., 6.88%, 08/01/22 (Call 08/01/19)(b)	200	207,006
Sprint Communications Inc.
6.00%, 11/15/22	575	609,609
7.00%, 08/15/20	350	363,111
9.25%, 04/15/22	75	87,003
11.50%, 11/15/21	275	321,755
Sprint Corp.
7.13%, 06/15/24	625	683,612
7.25%, 09/15/21	560	601,429
7.88%, 09/15/23	1,025	1,140,138
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 09/20/21(b)	371	372,924
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	350	370,534
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	275	283,720
Telefonica Emisiones SA, 5.46%, 02/16/21	605	631,729
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	275	280,283
6.00%, 03/01/23 (Call 09/01/19)	150	152,865
6.00%, 04/15/24 (Call 04/15/20)	400	417,376
Trilogy International Partners LLC/Trilogy International Finance Inc., 8.88%, 05/01/22 (Call 05/01/20)(b)	75	72,230
VEON Holdings BV, 3.95%, 06/16/21 (Call 03/16/21)(d)	450	454,675

Security	Par (000)	Value

Telecommunications (continued)
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	$265	$265,851
2.95%, 03/15/22	1,563	1,589,602
3.13%, 03/16/22	338	345,419
3.45%, 03/15/21	227	231,222
4.15%, 03/15/24 (Call 12/15/23)	35	37,510
4.60%, 04/01/21	160	166,042
5.15%, 09/15/23	1,025	1,137,811
Vodafone Group PLC, 3.75%, 01/16/24	1,037	1,079,683
WTT Investment Ltd./Hong Kong, 5.50%, 11/21/22 (Call 11/21/20)(b)	800	821,560
Xplornet Communications Inc. (10.63% PIK), 9.63%, 06/01/22 (Call 06/01/20)(b)(g)	100	102,203

		32,264,594

Toys, Games & Hobbies — 0.0%
Mattel Inc.
2.35%, 08/15/21 (Call 07/15/21)	100	98,087
3.15%, 03/15/23 (Call 12/15/22)	81	78,024
4.35%, 10/01/20	100	101,519

		277,630

Transportation — 0.4%
AVIC International Finance & Investment Ltd., 4.38%, 05/23/21(d)	200	203,832
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	175	179,237
3.05%, 03/15/22 (Call 12/15/21)	100	101,740
3.05%, 09/01/22 (Call 06/01/22)	735	750,067
3.85%, 09/01/23 (Call 06/01/23)	75	79,579
Canadian National Railway Co., 2.85%, 12/15/21 (Call 09/15/21)	50	50,413
COSCO Finance 2011 Ltd., 4.00%, 12/03/22(d)	200	205,996
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	275	278,781
4.25%, 06/01/21 (Call 03/01/21)	375	385,627
FedEx Corp.
2.63%, 08/01/22	380	381,604
3.40%, 01/14/22	50	51,224
4.00%, 01/15/24	105	111,549
Global Ship Lease Inc., 9.88%, 11/15/22 (Call 11/15/19)(b)	200	203,812
Hornbeck Offshore Services Inc., 5.00%, 03/01/21 (Call 09/03/19)(c)	50	26,000
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	55	55,865
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 07/31/19)(b)(c)	100	90,744
Navios Maritime Acquisition Corp./Navios Acquisition
Finance U.S. Inc., 8.13%, 11/15/21 (Call 11/15/19)(b)	160	127,267
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 01/15/20)(b)	160	108,635
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	67	68,402
3.00%, 04/01/22 (Call 01/01/22)	37	37,575
3.25%, 12/01/21 (Call 09/01/21)	1,004	1,020,496
3.85%, 01/15/24 (Call 10/15/23)	25	26,361
Pelabuhan Indonesia III Persero PT, 4.50%, 05/02/23(d)	400	421,364
Rumo Luxembourg Sarl, 7.38%, 02/09/24 (Call 02/09/21)(d)	200	216,566
Russian Railways via RZD Capital PLC, 5.70%, 04/05/22(d)	400	424,004
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	230	228,749
2.50%, 09/01/22 (Call 08/01/22)	75	74,862

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
2.88%, 06/01/22 (Call 05/01/22)	$30	$30,260
3.40%, 03/01/23 (Call 02/01/23)	200	205,236
3.50%, 06/01/21	225	229,588
3.65%, 03/18/24 (Call 02/18/24)	55	57,444
3.75%, 06/09/23 (Call 05/09/23)	50	52,140
3.88%, 12/01/23 (Call 11/01/23)	300	315,144
SCF Capital Designated Activity Co., 5.38%, 06/16/23(d)	400	418,040
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 07/15/20)(b)	175	174,067
Transnet SOC Ltd., 4.00%, 07/26/22(b)	200	200,496
Union Pacific Corp.
2.95%, 03/01/22	90	91,380
2.95%, 01/15/23 (Call 10/15/22)	25	25,429
3.15%, 03/01/24 (Call 02/01/24)	339	348,180
3.20%, 06/08/21	125	127,081
3.50%, 06/08/23 (Call 05/08/23)	290	301,420
3.65%, 02/15/24 (Call 11/15/23)	500	523,255
4.16%, 07/15/22 (Call 04/15/22)	409	428,485
United Parcel Service Inc.
2.05%, 04/01/21	450	448,389
2.35%, 05/16/22 (Call 04/16/22)	275	276,130
2.45%, 10/01/22	540	543,397
3.13%, 01/15/21	495	501,618
Watco Companies LLC/Watco Finance Corp., 6.38%, 04/01/23 (Call 04/01/20)(b)	102	103,803
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)(b)	150	154,572
6.50%, 06/15/22 (Call 06/15/20)(b)	269	273,759

		11,739,664

Trucking & Leasing — 0.1%
Aviation Capital Group LLC
2.88%, 01/20/22 (Call 12/20/21)(b)	70	70,271
3.88%, 05/01/23 (Call 04/01/23)(b)	150	154,770
4.38%, 01/30/24 (Call 12/30/23)(b)	200	210,310
6.75%, 04/06/21(b)	250	266,503
DAE Funding LLC
4.50%, 08/01/22 (Call 08/01/19)(d)	275	280,002
5.75%, 11/15/23 (Call 11/15/20)(d)	400	420,504
Fly Leasing Ltd., 6.38%, 10/15/21 (Call 10/15/19)(c)	200	204,426
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (Call 03/15/20)(b)	170	177,963
GATX Corp., 4.35%, 02/15/24 (Call 01/15/24)	50	52,970
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 03/14/23 (Call 02/14/23)(b)	300	299,613
3.38%, 02/01/22 (Call 12/01/21)(b)	325	330,863
3.90%, 02/01/24 (Call 01/01/24)(b)	115	120,224
4.13%, 08/01/23 (Call 07/01/23)(b)	320	335,875
SMBC Aviation Capital Finance DAC
3.00%, 07/15/22 (Call 06/15/22)(b)	300	301,641
4.13%, 07/15/23 (Call 06/15/23)(b)	250	261,355

		3,487,290

Water — 0.0%
Agua y Saneamientos Argentinos SA, 6.63%, 02/01/23 (Call 02/01/21)(d)	150	112,400

Security	Par (000)	Value

Water (continued)
American Water Capital Corp., 3.85%, 03/01/24 (Call 12/01/23)	$10	$10,510

		122,910

Total Corporate Bonds & Notes — 35.9% (Cost: $954,863,035)		966,311,098

Foreign Government Obligations(k)

Argentina — 0.2%
Argentina Bonar Bonds, 8.75%, 05/07/24	3,200	2,364,320
Argentine Republic Government International Bond
4.63%, 01/11/23	550	459,036
5.63%, 01/26/22	915	791,832
6.88%, 04/22/21	1,250	1,122,850
Provincia de Buenos Aires/Argentina
6.50%, 02/15/23(d)	300	246,804
9.13%, 03/16/24(d)	500	418,805
9.95%, 06/09/21(d)	150	133,230
10.88%, 01/26/21(d)	133	124,718

		5,661,595

Azerbaijan — 0.0%
Republic of Azerbaijan International Bond, 4.75%, 03/18/24(d)	400	427,212
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23(d)	200	209,048

		636,260

Bahrain — 0.1%
Bahrain Government International Bond
5.88%, 01/26/21(d)	200	206,366
6.13%, 07/05/22(b)	400	424,768
6.13%, 08/01/23(d)	600	645,870
CBB International Sukuk Co. 5 Spc, 5.62%, 02/12/24(d)	200	212,596

		1,489,600

Belarus — 0.0%
Republic of Belarus International Bond, 6.88%, 02/28/23(d)	200	212,968

Bolivia — 0.0%
Bolivian Government International Bond, 4.88%, 10/29/22(d)	200	209,328

Brazil — 0.1%
Brazilian Government International Bond
2.63%, 01/05/23	1,200	1,196,064
4.88%, 01/22/21	400	415,340

		1,611,404

Canada — 0.6%
Canada Government International Bond, 2.00%, 11/15/22	425	426,640
Export Development Canada
1.38%, 10/21/21	300	296,271
1.50%, 05/26/21	300	297,552
2.00%, 11/30/20	495	494,584
2.00%, 05/17/22	325	325,699
2.50%, 01/24/23	400	407,760
2.63%, 02/21/24	600	618,672
Ontario Teachers’ Finance Trust
2.13%, 09/19/22(b)	500	500,935
2.75%, 04/16/21(b)(c)	600	606,522

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
Province of Alberta Canada
2.20%, 07/26/22	$379	$380,687
2.95%, 01/23/24	1,000	1,037,030
3.35%, 11/01/23	650	682,539
Province of British Columbia Canada
2.00%, 10/23/22	720	720,504
2.65%, 09/22/21	290	293,724
Province of Manitoba Canada
2.05%, 11/30/20	440	439,498
2.10%, 09/06/22	320	320,282
2.13%, 05/04/22	225	225,432
2.60%, 04/16/24	500	511,740
Province of Ontario Canada
2.20%, 10/03/22	249	250,125
2.25%, 05/18/22	805	809,508
2.40%, 02/08/22	425	428,697
2.45%, 06/29/22	225	227,504
2.50%, 09/10/21	515	519,702
2.55%, 02/12/21	1,100	1,107,348
2.55%, 04/25/22	500	506,780
3.05%, 01/29/24	1,000	1,041,700
3.20%, 05/16/24	500	525,585
3.40%, 10/17/23	400	420,976
Province of Quebec Canada
2.38%, 01/31/22	775	781,890
2.50%, 04/09/24(c)	500	510,645
2.63%, 02/13/23	285	290,552
2.75%, 08/25/21	275	278,971

		16,286,054

Chile — 0.0%
Chile Government International Bond, 3.25%, 09/14/21	610	623,566

China — 0.1%
China Government International Bond, 2.13%, 11/02/22(d)	800	796,208
Export-Import Bank of China (The)
2.00%, 04/26/21(d)	200	198,218
2.63%, 03/14/22(d)	600	601,728
2.75%, 11/28/22(d)	1,000	1,006,120

		2,602,274

Colombia — 0.1%
Colombia Government International Bond 2.63%, 03/15/23 (Call 12/15/22)	700	699,685
4.38%, 07/12/21	1,050	1,087,348

		1,787,033

Costa Rica — 0.0%
Costa Rica Government International Bond, 4.25%, 01/26/23(d)	400	397,776

Croatia — 0.1%
Croatia Government International Bond
5.50%, 04/04/23(d)	700	771,190
6.38%, 03/24/21(d)	700	741,237

		1,512,427

Denmark — 0.0%
Kommunekredit
2.25%, 01/08/21(d)	600	601,320
2.25%, 11/16/22(d)	500	504,180

		1,105,500

Security	Par (000)	Value

Dominican Republic — 0.0%
Dominican Republic International Bond
5.88%, 04/18/24(d)	$200	$214,632
7.50%, 05/06/21(d)	400	421,712

		636,344

Ecuador — 0.1%
Ecuador Government International Bond
7.95%, 06/20/24(d)	400	416,048
8.75%, 06/02/23(d)	600	647,106
10.75%, 03/28/22(d)	650	722,436

		1,785,590

Egypt — 0.0%
Egypt Government International Bond
5.58%, 02/21/23(d)	200	207,330
6.13%, 01/31/22(d)	800	836,656
6.20%, 03/01/24(d)	200	212,762

		1,256,748

El Salvador — 0.0%
El Salvador Government International Bond, 7.75%, 01/24/23(d)	400	441,804

Finland — 0.0%
Municipality Finance PLC
2.50%, 11/15/23(b)	500	510,095
2.88%, 03/07/23(b)	400	412,164

		922,259

France — 0.2%
Agence Francaise de Developpement, 2.75%, 01/22/22(d)	1,000	1,017,080
Agence Francaise de Developpement EPIC, 1.88%, 09/14/20(d)	800	797,288
Caisse d’Amortissement de la Dette Sociale
1.88%, 02/12/22(b)(c)	500	498,710
2.00%, 03/22/21(b)	1,250	1,249,162
SNCF Reseau, 2.00%, 10/13/20(d)	700	698,096

		4,260,336

Georgia — 0.0%
Georgia Government International Bond, 6.88%, 04/12/21(d)	200	211,442

Germany — 0.1%
FMS Wertmanagement
1.38%, 06/08/21	500	494,560
2.00%, 08/01/22	740	741,702
2.75%, 03/06/23	525	539,763
2.75%, 01/30/24	500	517,585

		2,293,610

Ghana — 0.0%
Ghana Government International Bond, 7.88%, 08/07/23(d)	200	219,046

Guatemala — 0.0%
Guatemala Government Bond, 5.75%, 06/06/22(d)	200	213,086

Honduras — 0.0%
Honduras Government International Bond, 8.75%, 12/16/20(d)	200	213,830

Hong Kong — 0.0%
Hong Kong Government International Bond, 2.50%, 05/28/24(b)	200	203,616

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hungary — 0.1%
Hungary Government International Bond
5.38%, 02/21/23	$450	$493,358
5.75%, 11/22/23	1,000	1,125,750
6.38%, 03/29/21	820	870,487

		2,489,595

India — 0.0%
Export-Import Bank of India
3.13%, 07/20/21(d)	200	201,054
4.00%, 01/14/23(d)	600	620,148

		821,202

Indonesia — 0.2%
Indonesia Government International Bond
2.95%, 01/11/23	540	544,903
3.38%, 04/15/23(d)	646	660,309
3.70%, 01/08/22(d)	400	410,692
3.75%, 04/25/22(d)	450	463,469
4.88%, 05/05/21(d)	800	830,944
Perusahaan Penerbit SBSN Indonesia III
3.40%, 03/29/22(d)	1,100	1,120,317
3.75%, 03/01/23(d)	400	413,680

		4,444,314

Iraq — 0.0%
Iraq International Bond, 6.75%, 03/09/23(d)	300	311,721

Israel — 0.0%
Israel Government AID Bond, 5.50%, 09/18/23	330	376,349
Israel Government International Bond, 4.00%, 06/30/22	500	524,950

		901,299

Italy — 0.0%
Republic of Italy Government International Bond, 6.88%, 09/27/23	850	968,541

Japan — 0.2%
Development Bank of Japan Inc.
1.63%, 09/01/21(b)	250	247,165
2.50%, 10/18/22(d)	700	706,454
Japan Bank for International Cooperation
1.50%, 07/21/21	700	692,223
1.88%, 04/20/21	300	298,680
2.13%, 11/16/20	400	399,720
2.38%, 07/21/22	500	503,710
2.38%, 11/16/22	500	503,460
2.50%, 06/01/22	940	949,776
2.50%, 05/23/24	1,750	1,776,880
3.25%, 07/20/23	500	520,345
Japan Finance Organization for Municipalities, 4.00%, 01/13/21	100	102,497

		6,700,910

Jersey — 0.1%
IDB Trust Services Ltd.
1.78%, 03/10/21(d)	500	494,145
2.26%, 12/07/21(d)	400	398,508
3.39%, 09/26/23(d)	500	518,880

		1,411,533

Kenya — 0.0%
Kenya Government International Bond, 6.88%, 06/24/24(d)	500	537,495

Kuwait — 0.0%
Kuwait International Government Bond, 2.75%, 03/20/22(d)	1,100	1,110,934

Security	Par (000)	Value

Lebanon — 0.1%
Lebanon Government International Bond
6.00%, 01/27/23(d)	$500	$414,700
6.10%, 10/04/22(d)	150	126,856
6.25%, 05/27/22	560	479,646
6.65%, 04/22/24(d)	100	81,304
8.25%, 04/12/21(d)	400	373,608

		1,476,114

Lithuania — 0.0%
Lithuania Government International Bond
6.13%, 03/09/21(d)	600	635,406
6.63%, 02/01/22(d)	400	441,896

		1,077,302

Malaysia — 0.1%
1MDB Global Investments Ltd., 4.40%, 03/09/23(d)	1,000	966,600
Export-Import Bank of Malaysia Bhd, 2.48%, 10/20/21(d)	200	198,746
Wakala Global Sukuk Bhd, 4.65%, 07/06/21(b)	250	260,455

		1,425,801

Mexico — 0.1%
Mexico Government International Bond
3.50%, 01/21/21	545	553,916
3.63%, 03/15/22	1,150	1,181,694
4.00%, 10/02/23	400	419,524

		2,155,134

Mongolia — 0.0%
Mongolia Government International Bond
5.13%, 12/05/22(d)	850	859,308
5.63%, 05/01/23(d)	400	408,912

		1,268,220

Morocco — 0.0%
Morocco Government International Bond, 4.25%, 12/11/22(d)	620	645,625

Nigeria — 0.0%
Nigeria Government International Bond
6.38%, 07/12/23(d)	200	213,252
6.75%, 01/28/21(d)	690	717,973

		931,225

Norway — 0.1%
Kommunalbanken AS
1.63%, 02/10/21(b)	500	496,735
2.00%, 06/19/24(b)	1,000	1,001,340
2.50%, 01/11/23(b)	450	457,785
2.88%, 06/14/21(b)	500	507,655
3.13%, 10/18/21(b)	500	512,020

		2,975,535

Oman — 0.1%
Oman Government International Bond
3.63%, 06/15/21(d)	200	198,828
3.88%, 03/08/22(d)	600	596,538
4.13%, 01/17/23(d)	500	498,065
Oman Sovereign Sukuk SAOC, 4.40%, 06/01/24(d)	500	497,070

		1,790,501

Pakistan — 0.0%
Third Pakistan International Sukuk Co. Ltd. (The)
5.50%, 10/13/21(d)	200	203,340
5.63%, 12/05/22(d)	600	610,866

		814,206

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Paraguay — 0.0%
Paraguay Government International Bond, 4.63%, 01/25/23 (d)	$200	$210,968

Peru — 0.0%
Corp. Financiera de Desarrollo SA, 4.75%, 02/08/22(d)	500	524,225
Fondo MIVIVIENDA SA, 3.50%, 01/31/23(d)	770	782,859

		1,307,084

Philippines — 0.1%
Philippine Government International Bond, 4.00%, 01/15/21	1,670	1,710,965

Poland — 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	700	717,843
4.00%, 01/22/24	100	107,341
5.00%, 03/23/22	1,000	1,071,680
5.13%, 04/21/21	500	524,045

		2,420,909

Qatar — 0.1%
Qatar Government International Bond
2.38%, 06/02/21(d)	800	798,568
3.38%, 03/14/24(d)	400	416,380
3.88%, 04/23/23(d)	400	421,752
4.50%, 01/20/22(b)	914	960,056
SoQ Sukuk A QSC, 3.24%, 01/18/23(d)	550	565,406

		3,162,162

Romania — 0.1%
Romanian Government International Bond
4.38%, 08/22/23(d)	600	634,734
4.88%, 01/22/24(d)	150	161,602
6.75%, 02/07/22(d)	700	766,822

		1,563,158

Russia — 0.1%
Russian Foreign Bond-Eurobond
4.50%, 04/04/22(d)	1,600	1,668,432
4.88%, 09/16/23(d)	600	644,664

		2,313,096

Saudi Arabia — 0.2%
KSA Sukuk Ltd., 2.89%, 04/20/22(d)	2,000	2,030,580
Saudi Government International Bond
2.38%, 10/26/21(d)	1,800	1,801,638
2.88%, 03/04/23(d)	250	253,730

		4,085,948

Serbia — 0.0%
Serbia International Bond, 7.25%, 09/28/21(d)	332	363,035

South Africa — 0.0%
Republic of South Africa Government International Bond, 5.88%, 05/30/22	800	850,104

South Korea — 0.2%
Export-Import Bank of Korea
1.88%, 10/21/21	200	197,708
2.50%, 05/10/21	200	200,276
2.75%, 01/25/22	800	806,096
3.00%, 11/01/22	200	203,492
3.18%, 11/01/22, (3 mo. LIBOR US + 0.925%)(f)	600	607,866
3.30%, 06/01/23, (3 mo. LIBOR US + 0.775%)(f)	200	201,736
4.38%, 09/15/21	400	416,192
5.00%, 04/11/22	900	959,787

Security	Par (000)	Value

South Korea (continued)
Korea Development Bank (The), 3.25%, 02/19/24	$200	$207,196
Suhyup Bank, 3.63%, 01/29/24(d)	200	207,476

		4,007,825

Sri Lanka — 0.1%
Sri Lanka Government International Bond
5.75%, 01/18/22(d)	400	403,700
5.75%, 04/18/23(d)	400	400,092
6.25%, 10/04/20(d)	400	406,120
6.25%, 07/27/21(d)	300	305,697
6.85%, 03/14/24(d)	400	413,592

		1,929,201

Supranational — 2.4%
African Development Bank
1.25%, 07/26/21	640	631,053
2.13%, 11/16/22	625	628,681
2.38%, 09/23/21	315	317,696
2.63%, 03/22/21	540	545,395
3.00%, 09/20/23	500	520,445
African Export-Import Bank (The)
4.00%, 05/24/21(d)	250	254,198
5.25%, 10/11/23(d)	250	268,540
Asian Development Bank
1.63%, 08/26/20(c)	600	597,066
1.63%, 03/16/21	200	198,828
1.75%, 06/08/21	960	956,285
1.75%, 09/13/22	1,455	1,448,045
1.88%, 02/18/22	425	424,635
2.00%, 02/16/22	780	781,888
2.25%, 01/20/21	765	767,440
2.63%, 01/30/24	1,070	1,103,106
2.75%, 03/17/23	1,325	1,363,915
2.88%, 11/27/20	25	25,264
Asian Infrastructure Investment Bank (The), 2.25%, 05/16/24	1,550	1,572,599
Banque Ouest Africaine de Developpement, 5.50%, 05/06/21(b)	200	207,994
Corp. Andina de Fomento
2.13%, 09/27/21	310	306,956
4.38%, 06/15/22	750	786,225
Council of Europe Development Bank
1.63%, 03/16/21	550	546,596
2.63%, 02/13/23	925	946,654
European Bank for Reconstruction & Development
1.13%, 08/24/20	1,005	994,618
1.88%, 02/23/22	400	399,364
2.00%, 02/01/21	210	209,876
2.13%, 03/07/22	285	286,377
2.75%, 04/26/21	450	455,652
2.75%, 03/07/23	400	411,228
European Investment Bank
1.38%, 09/15/21	325	321,181
1.63%, 08/14/20	29	28,857
1.63%, 12/15/20	1,600	1,591,312
1.63%, 06/15/21	65	64,608
2.00%, 03/15/21	1,200	1,200,120
2.00%, 12/15/22	1,300	1,304,017
2.13%, 10/15/21	565	567,367
2.25%, 03/15/22	1,250	1,261,075
2.25%, 08/15/22	1,095	1,106,268

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
2.25%, 06/24/24	$1,750	$1,778,840
2.38%, 05/13/21	850	856,026
2.38%, 06/15/22	2,545	2,578,619
2.50%, 04/15/21	1,775	1,790,300
2.50%, 03/15/23	1,505	1,536,199
2.63%, 05/20/22	1,000	1,019,700
2.63%, 03/15/24	1,150	1,187,087
2.88%, 09/15/20	50	50,436
2.88%, 08/15/23	1,450	1,504,128
3.13%, 12/14/23	100	105,044
3.25%, 01/29/24	50	52,908
4.00%, 02/16/21	175	180,254
European Stability Mechanism, 3.00%, 10/23/20(b)	500	505,385
Inter-American Development Bank
1.25%, 09/14/21	455	448,489
1.75%, 04/14/22	1,080	1,075,561
1.75%, 09/14/22	750	746,422
1.88%, 03/15/21	985	983,079
2.13%, 11/09/20	550	550,385
2.13%, 01/18/22	1,095	1,100,508
2.50%, 01/18/23	1,204	1,227,767
2.63%, 04/19/21	790	798,469
2.63%, 01/16/24	900	927,936
3.00%, 10/04/23	525	547,381
3.00%, 02/21/24	500	523,510
International Bank for Reconstruction & Development
1.13%, 08/10/20	1,000	990,120
1.38%, 05/24/21	1,090	1,078,370
1.38%, 09/20/21	725	716,619
1.63%, 09/04/20(c)	345	343,323
1.63%, 03/09/21	335	333,094
1.63%, 02/10/22	585	580,969
2.00%, 01/26/22	1,735	1,739,060
2.13%, 11/01/20	250	250,185
2.13%, 02/13/23	300	302,313
2.25%, 06/24/21	850	854,658
2.50%, 03/19/24	2,025	2,079,088
2.75%, 07/23/21	1,535	1,558,900
3.00%, 09/27/23	750	782,377
7.63%, 01/19/23	1,475	1,753,996
International Development Association, 2.75%, 04/24/23(b)	250	257,220
International Finance Corp.
1.13%, 07/20/21	300	295,272
2.00%, 10/24/22	815	817,706
2.25%, 01/25/21	235	235,747
2.88%, 07/31/23	540	559,850
Nordic Investment Bank
1.25%, 08/02/21	650	640,751
1.50%, 09/29/20	200	198,638
2.13%, 02/01/22	40	40,193
2.25%, 02/01/21	250	250,793
2.25%, 05/21/24	1,000	1,015,140
North American Development Bank, 2.40%, 10/26/22	150	150,077

		65,300,316

Sweden — 0.3%
Kommuninvest I Sverige AB
2.25%, 05/29/21(b)	1,000	1,003,930
2.63%, 09/15/22(b)	1,000	1,019,540
2.75%, 10/22/20(b)	800	806,952

Security	Par (000)	Value

Sweden (continued)
Svensk Exportkredit AB
1.75%, 08/28/20	$650	$647,237
1.75%, 03/10/21	700	696,451
2.00%, 08/30/22	500	500,345
2.38%, 03/09/22	450	454,433
2.88%, 05/22/21	575	583,406
Sweden Government International Bond
2.38%, 02/15/21(b)	600	603,114
2.38%, 02/15/23(b)	1,000	1,015,790

		7,331,198

Turkey — 0.2%
Export Credit Bank of Turkey
4.25%, 09/18/22(d)	600	564,840
5.38%, 02/08/21(d)	200	197,976
Hazine Mustesarligi Varlik Kiralama AS
4.25%, 06/08/21(d)	438	433,988
5.00%, 04/06/23(d)	200	196,104
5.80%, 02/21/22(d)	600	606,144
Turkey Government International Bond
3.25%, 03/23/23	1,000	924,600
5.63%, 03/30/21	200	203,334
5.75%, 03/22/24	400	395,300
6.25%, 09/26/22	580	591,107
7.25%, 12/23/23	600	630,768

		4,744,161

Ukraine — 0.1%
Ukraine Government International Bond
7.75%, 09/01/20(d)	350	361,077
7.75%, 09/01/21(d)	400	418,348
7.75%, 09/01/22(d)	200	211,872
7.75%, 09/01/23(d)	330	352,886
8.99%, 02/01/24(d)	200	222,048

		1,566,231

United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
2.13%, 05/03/21(d)	800	797,272
2.50%, 10/11/22(d)	800	803,384
Dubai DOF Sukuk Ltd.
3.88%, 01/30/23(d)	400	412,152
6.45%, 05/02/22(d)	200	219,596
Emirate of Dubai Government International Bonds, 7.75%, 10/05/20(d)	100	106,187
Sharjah Sukuk 2 Ltd., 3.84%, 01/27/21(d)	200	203,158

		2,541,749

Uruguay — 0.0%
Uruguay Government International Bond, 8.00%, 11/18/22	330	374,732

Venezuela — 0.0%
Venezuela Government International Bond
3.49%, 05/07/23(d)(i)(l)	100	15,274
6.00%, 12/09/20(d)(i)(l)	200	30,550
7.75%, 10/13/19(d)(i)	325	49,563
12.75%, 08/23/22(d)(i)(l)	300	45,825

		141,212

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Zambia — 0.0%
Zambia Government International Bond
5.38%, 09/20/22(d)	$567	$398,873
8.50%, 04/14/24(d)	200	145,444

		544,317

Total Foreign Government Obligations — 6.9% (Cost: $185,598,280)		187,519,074

Municipal Debt Obligations

California — 0.0%
State of California GO BAB, 5.70%, 11/01/21	100	107,798

Florida — 0.0%
State Board of Administration Finance Corp. RB
Series A, 2.64%, 07/01/21	100	100,730
Series A, 3.00%, 07/01/20	250	251,550

		352,280

New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series B, 0.00%, 02/15/20 (AGM)(h)	40	39,471

New York — 0.0%
New York State Urban Development Corp. RB, Series B, 2.10%, 03/15/22	185	184,363

Total Municipal Debt Obligations — 0.0% (Cost: $676,751)		683,912

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 6.3%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	902	909,372
2.50%, 08/01/31	562	566,214
2.50%, 10/01/31	1,590	1,602,438
2.50%, 12/01/31	821	827,018
2.50%, 02/01/32	923	929,450
2.50%, 01/01/33	2,629	2,645,919
2.54%, 02/01/45, (12 mo. LIBOR US + 1.622%)(f)	68	68,941
3.00%, 05/01/29	370	378,202
3.00%, 05/01/30	805	822,804
3.00%, 06/01/30	66	67,720
3.00%, 07/01/30	493	503,526
3.00%, 12/01/30	842	861,040
3.00%, 05/01/31	334	340,703
3.00%, 06/01/31	220	223,886
3.50%, 05/01/32	158	164,574
3.50%, 09/01/32	150	155,365
3.50%, 07/01/33	640	661,165
3.50%, 06/01/34	3,341	3,457,121
4.00%, 05/01/33	510	532,345
Federal National Mortgage Association
2.50%, 07/01/28	1,104	1,111,749
2.50%, 12/01/29	291	292,580
2.50%, 03/01/30	160	161,266
2.50%, 07/01/30	188	189,952
2.50%, 08/01/30	546	549,623
2.50%, 12/01/30	88	89,008
2.50%, 01/01/31	83	83,927
2.50%, 08/01/31	1,638	1,649,694
2.50%, 09/01/31	1,554	1,564,696

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 10/01/31	$7,628	$7,681,901
2.50%, 12/01/31	2,259	2,274,788
2.50%, 02/01/32	1,601	1,612,059
2.50%, 03/01/32	1,607	1,617,747
2.50%, 04/01/32	2,111	2,126,097
2.50%, 10/01/32	239	240,387
2.50%, 01/01/33	2,019	2,033,131
2.50%, 08/01/34(m)	30,847	31,022,994
2.63%, 12/01/44, (12 mo. LIBOR US + 1.576%)(f)	59	60,022
3.00%, 10/01/27	90	91,530
3.00%, 10/01/28	417	426,201
3.00%, 11/01/28	385	393,041
3.00%, 04/01/30	175	178,564
3.00%, 07/01/30	119	121,940
3.00%, 08/01/30	417	425,929
3.00%, 09/01/30	803	819,961
3.00%, 10/01/30	380	388,588
3.00%, 11/01/30	99	101,269
3.00%, 12/01/30	335	342,383
3.00%, 02/01/31	2,042	2,085,850
3.00%, 03/01/31	415	423,811
3.00%, 04/01/31	225	229,433
3.00%, 06/01/31	1,089	1,111,824
3.00%, 07/01/31	1,311	1,339,660
3.00%, 09/01/31	340	347,156
3.00%, 10/01/31	111	113,050
3.00%, 01/01/32	1,230	1,256,442
3.00%, 02/01/32	4,132	4,221,057
3.00%, 03/01/32	359	366,609
3.00%, 06/01/32	1,307	1,334,727
3.00%, 08/01/32	727	743,848
3.00%, 11/01/32	1,097	1,121,857
3.00%, 12/01/32	2,375	2,424,519
3.00%, 02/01/33	1,298	1,327,411
3.00%, 08/01/34(m)	28,894	29,464,382
3.50%, 01/01/27	20	21,110
3.50%, 12/01/29	36	37,262
3.50%, 07/01/30	389	403,374
3.50%, 10/01/30	210	216,976
3.50%, 11/01/30	26	26,691
3.50%, 03/01/31	271	279,622
3.50%, 06/01/31	348	361,642
3.50%, 01/01/32	170	176,789
3.50%, 05/01/32	304	316,516
3.50%, 06/01/32	286	298,187
3.50%, 07/01/32	100	103,291
3.50%, 08/01/32	121	125,767
3.50%, 09/01/32	751	775,773
3.50%, 10/01/32	122	126,094
3.50%, 11/01/32	82	84,668
3.50%, 03/01/33	871	906,618
3.50%, 04/01/33	1,514	1,569,208
3.50%, 05/01/33	779	811,232
3.50%, 08/01/34(m)	12,068	12,460,767
4.00%, 05/01/33	1,196	1,247,675
4.00%, 06/01/33	629	656,509
4.00%, 07/01/33	455	474,879
4.00%, 08/01/34(m)	4,177	4,338,263
4.44%, 04/01/44, (12 mo. LIBOR US + 1.590%)(f)	128	133,750
4.50%, 08/01/34(m)	112	114,736

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 08/01/34(m)	$178	$182,626
Series 2012-M13, Class A2, 2.38%, 05/25/22	891	893,291
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	100	103,408
FHLMC Multifamily Structured Pass Through Certificates
Series K010, Class A2, 4.33%, 10/25/20(a)	997	1,009,125
Series K013, Class A2, 3.97%, 01/25/21 (Call 01/11/21)(a)	50	50,752
Series K017, Class A2, 2.87%, 12/25/21	725	733,493
Series K020, Class A2, 2.37%, 05/25/22	100	100,342
Series K022, Class A2, 2.36%, 07/25/22	3,000	3,011,312
Series K027, Class A2, 2.64%, 01/25/23	2,358	2,389,266
Series K028, Class A2, 3.11%, 02/25/23	500	514,168
Series K030, Class A2, 3.25%, 04/25/23(a)	2,500	2,584,835
Series K033, Class A2, 3.06%, 07/25/23(a)	2,000	2,060,471
Series K034, Class A2, 3.53%, 07/25/23(a)	1,250	1,309,187
Series K036, Class A2, 3.53%, 10/25/23(a)	500	524,690
Series K038, Class A1, 2.60%, 10/25/23	57	56,893
Series K-1512, Class A2, 2.99%, 05/25/31	460	475,157
Series K-1512, Class A3, 3.06%, 04/25/34	450	463,730
Series K722, Class A2, 2.41%, 03/25/23	1,700	1,707,485
Series K725, Class A1, 2.67%, 05/25/23	620	625,162
Series K729, Class A1, 2.95%, 02/25/24	2,875	2,919,857

		169,063,115

U.S. Government Agency Obligations — 1.5%
Federal Farm Credit Banks, 2.85%, 09/20/21	645	656,546
Federal Home Loan Banks
1.13%, 07/14/21	970	955,498
1.38%, 09/28/20	250	248,115
1.50%, 10/21/19	900	898,659
1.88%, 03/13/20	400	399,356
1.88%, 12/11/20	180	179,662
2.13%, 02/11/20	2,500	2,499,875
2.38%, 12/13/19	675	675,405
2.38%, 03/30/20	500	500,620
2.38%, 09/10/21	600	604,698
2.63%, 12/10/21	650	659,815
3.00%, 12/09/22	3,645	3,762,624
3.63%, 06/11/21	6,915	7,121,689
4.13%, 03/13/20	1,400	1,416,618
Federal Home Loan Mortgage Corp.
1.13%, 08/12/21	1,150	1,131,450
1.25%, 10/02/19	675	673,900
1.38%, 04/20/20	1,000	994,780
2.38%, 02/16/21	900	904,761
2.38%, 01/13/22	3,720	3,755,712
2.75%, 06/19/23	4,195	4,328,569
Federal National Mortgage Association
1.25%, 05/06/21	1,700	1,678,240
1.38%, 02/26/21	850	842,086
1.38%, 10/07/21	175	172,818
1.88%, 04/05/22	500	499,760
2.00%, 01/05/22	765	766,377
2.00%, 10/05/22	1,400	1,403,948
2.38%, 01/19/23	1,310	1,331,091
2.63%, 01/11/22	410	416,646
2.88%, 10/30/20	2,750	2,777,885

		42,257,203

Security	Par (000)	Value

U.S. Government Obligations — 47.0%
U.S. Treasury Note/Bond
1.13%, 02/28/21	$15,250	$15,053,418
1.13%, 06/30/21	10,500	10,345,781
1.13%, 08/31/21	16,000	15,748,750
1.13%, 09/30/21	3,500	3,444,219
1.25%, 03/31/21	2,000	1,977,188
1.25%, 10/31/21	11,400	11,239,687
1.25%, 07/31/23	29,500	28,815,508
1.38%, 12/15/19	9,800	9,773,969
1.38%, 08/31/20	25,100	24,921,555
1.38%, 09/30/20	22,850	22,680,410
1.38%, 01/31/21	4,200	4,163,414
1.38%, 04/30/21	6,800	6,734,656
1.38%, 05/31/21	8,000	7,920,625
1.38%, 06/30/23	12,000	11,785,313
1.38%, 08/31/23	39,500	38,765,547
1.38%, 09/30/23	54,800	53,763,937
1.50%, 01/31/22	1,700	1,684,859
1.50%, 02/28/23	24,000	23,709,375
1.50%, 03/31/23	2,000	1,975,313
1.63%, 12/31/19	7,060	7,044,832
1.63%, 11/30/20	20,300	20,203,258
1.63%, 08/15/22	3,500	3,475,664
1.63%, 08/31/22	2,500	2,482,813
1.63%, 11/15/22	10,000	9,925,000
1.63%, 04/30/23	25,000	24,794,922
1.63%, 05/31/23	16,800	16,660,875
1.75%, 10/31/20	18,300	18,240,668
1.75%, 11/15/20	2,000	1,993,594
1.75%, 12/31/20	13,700	13,654,512
1.75%, 11/30/21	8,000	7,976,875
1.75%, 02/28/22	2,400	2,393,250
1.75%, 03/31/22	6,000	5,982,656
1.75%, 04/30/22	6,700	6,682,203
1.75%, 05/15/22	9,750	9,720,293
1.75%, 05/31/22	2,500	2,492,188
1.75%, 06/30/22	500	498,750
1.75%, 09/30/22	6,000	5,980,313
1.75%, 01/31/23	18,000	17,936,719
1.75%, 05/15/23	16,000	15,937,500
1.88%, 12/15/20	4,000	3,993,906
1.88%, 11/30/21	5,000	5,000,000
1.88%, 01/31/22	7,500	7,500,000
1.88%, 02/28/22	6,500	6,501,523
1.88%, 03/31/22	8,200	8,206,406
1.88%, 04/30/22	5,250	5,251,641
1.88%, 05/31/22	2,800	2,801,750
1.88%, 07/31/22	8,500	8,503,984
1.88%, 08/31/22	8,200	8,204,484
1.88%, 09/30/22	5,500	5,505,156
2.00%, 09/30/20	11,000	10,996,133
2.00%, 11/30/20	28,100	28,101,098
2.00%, 02/28/21	15,000	15,008,203
2.00%, 05/31/21	12,800	12,816,000
2.00%, 08/31/21	10,500	10,522,148
2.00%, 10/31/21	6,500	6,516,250
2.00%, 11/15/21	8,700	8,725,148
2.00%, 12/31/21	7,746	7,770,811
2.00%, 07/31/22	3,200	3,213,500
2.00%, 10/31/22	8,200	8,235,875

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.00%, 11/30/22	$5,500	$5,524,922
2.00%, 02/15/23	8,000	8,040,000
2.00%, 04/30/24	34,500	34,718,320
2.00%, 06/30/24	6,000	6,039,375
2.13%, 08/31/20	25,000	25,019,531
2.13%, 01/31/21	6,500	6,514,473
2.13%, 05/31/21	5,000	5,017,969
2.13%, 06/30/21	6,750	6,777,686
2.13%, 08/15/21	29,300	29,425,899
2.13%, 09/30/21	32,500	32,659,961
2.13%, 12/31/21	5,000	5,029,688
2.13%, 06/30/22	7,400	7,457,813
2.13%, 12/31/22	23,300	23,512,977
2.13%, 11/30/23	7,000	7,077,656
2.13%, 02/29/24	37,000	37,436,485
2.13%, 03/31/24	18,000	18,217,969
2.25%, 02/15/21	7,250	7,281,152
2.25%, 03/31/21	22,900	23,013,606
2.25%, 04/30/21	13,100	13,170,617
2.25%, 01/31/24	23,000	23,388,125
2.25%, 04/30/24	10,000	10,179,687
2.38%, 12/31/20	16,000	16,088,125
2.38%, 01/31/23	6,000	6,105,000
2.50%, 01/31/21	10,400	10,481,656
2.50%, 01/15/22	2,250	2,283,574
2.50%, 03/31/23	8,000	8,183,750
2.50%, 01/31/24	11,500	11,818,047
2.63%, 08/15/20	8,490	8,539,746
2.63%, 11/15/20	20,650	20,811,328
2.63%, 05/15/21	18,000	18,217,266
2.63%, 07/15/21	10,000	10,136,328
2.63%, 02/28/23	5,500	5,646,523
2.63%, 06/30/23	5,250	5,403,398
2.75%, 11/30/20	7,775	7,852,446
2.75%, 09/15/21	5,000	5,091,016
2.75%, 04/30/23	13,800	14,245,266
2.75%, 07/31/23	16,500	17,067,187
2.75%, 08/31/23	12,000	12,422,813
2.88%, 10/15/21	9,000	9,191,250
2.88%, 09/30/23	8,000	8,324,375
2.88%, 11/30/23	8,000	8,338,750
3.13%, 05/15/21	24,000	24,494,063
3.63%, 02/15/21	11,300	11,581,617
7.13%, 02/15/23	6,500	7,664,922
7.25%, 08/15/22	1,000	1,157,422
7.88%, 02/15/21	4,600	5,005,914
8.00%, 11/15/21	1,000	1,134,766
8.75%, 08/15/20	10,000	10,677,734

		1,265,422,618

Total U.S. Government & Agency Obligations — 54.8% (Cost: $1,459,385,624)		1,476,742,936

Common Stocks

Diversified Financial Services — 0.0%
HoldCo.(l)(n)	16	15,264

Total Common Stocks — 0.0% (Cost $15,264)		15,264

Security	Shares (000)		Value

Preferred Stocks

Diversified Financial Services — 0.0%
HoldCo. Preference Shares(l)(n)	0	(o)	$97

Internet & Direct Marketing Retail — 0.0%
MYT Holding Co., 10.00%, 06/07/29(b)	21		19,974

Total Preferred Stocks — 0.0% (Cost $19,860)			20,071

Warrants

Advertising — 0.0%
Affinion Group Inc. (Expires 12/12/23)(l)(n)	0	(o)	—

Total Warrants — 0.0% (Cost $0)			—

Short-Term Investments

Money Market Funds — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(p)(q)	88,829		88,873,547
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(p)(q)(r)	10,223		10,222,680

			99,096,227

Total Short-Term Investments — 3.7% (Cost: $99,067,828)			99,096,227

Total Investments in Securities — 102.8% (Cost: $2,737,652,337)			2,769,047,874

Other Assets, Less Liabilities — (2.8)%			(75,035,593)

Net Assets — 100.0%			$2,694,012,281

(a)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Perpetual security with no stated maturity date.
(f)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(g)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(h)	Zero-coupon bond.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)	U.S. dollar denominated security issued by foreign domiciled entity.
(l)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(m)	TBA transaction.
(n)	Non-income producing security.
(o)	Rounds to less than 1,000.
(p)	Affiliate of the Fund.
(q)	Annualized 7-day yield as of period-end.
(r)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core 1-5 Year USD Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)		Par/Shares Held at 07/31/19 (000)	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	83,978	4,851	(a)	—		88,829	$88,873,547	$1,420,491		$(1,518)	$17,002
BlackRock Cash Funds: Treasury, SL Agency Shares	28,616	—		(18,393	)(a)	10,223	10,222,680	157,310	(b)	—	—
PNC Bank N.A.
2.15%, 04/29/21(c)	250	—		—		250	N/A	3,856		—	8,250
2.50%, 01/22/21(c)	250	—		—		250	N/A	5,143		—	3,413
2.63%, 02/17/22(c)	850	25		—		875	N/A	18,096		—	19,008
2.70%, 11/01/22(c)	350	250		—		600	N/A	10,674		—	6,958
3.50%, 06/08/23(c)	500	—		—		500	N/A	13,514		—	770
PNC Financial Services Group Inc. (The)
4.37%, 08/11/20(c)	100	50		—		150	N/A	2,997		—	1,251
5.13%, 02/08/20(c)	400	—		(400)		—	N/A	3,142		(2,682)	5,561

							$99,096,227	$1,635,223		$(4,200)	$62,213

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total

Investments
Assets
Asset-Backed Securities	$—	$17,895,354	$—		$17,895,354
Collaterized Mortgage Obligations	—	20,731,418	—		20,731,418
Convertible Bonds	—	32,520	—		32,520
Corporate Bonds & Notes	—	966,311,098	—		966,311,098
Foreign Government Obligations	—	187,427,425	91,649		187,519,074
Municipal Debt Obligations	—	683,912	—		683,912
U.S. Government & Agency Obligations	—	1,476,742,936	—		1,476,742,936
Common Stocks	—	—	15,264		15,264
Preferred Stocks	19,974	—	97		20,071
Warrants	—	—	0	(a)	0	(a)
Money Market Funds	99,096,227	—	—		99,096,227

	$99,116,201	$2,669,824,663	$107,010		$2,769,047,874

(a)	Rounds to less than $1.

Portfolio Abbreviations — Fixed Income

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

GO	General Obligation

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

RB	Revenue Bond

Counterparty Abbreviations

GS	Goldman Sachs & Co.